AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2003

                                                   1940 Act File No. 811-21324


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                        (Check Appropriate Box or Boxes)

          [X] Registration Statement under the Investment Company Act of 1940
          [ ] Amendment No.

                                 ACP FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                         1235 Westlakes Drive, Suite 100
                           Berwyn, Pennsylvania 19312
               (Address of Principal Executive Offices, Zip Code)

                                 (610) 786-3276
              (Registrant's Telephone Number, Including Area Code)

                               John H. Grady, Jr.
                         Ascendant Capital Partners, LLC
                         1235 Westlakes Drive, Suite 100
                           Berwyn, Pennsylvania 19312
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Monica L. Parry, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                                 (202) 739-5692

                                 ACP FUNDS TRUST
                              CROSS REFERENCE SHEET


Items Required by Form N-2                                                   Registration Statement Heading

PART A
Item 1.         Outside Front Cover                                          Cover Page

Item 2.         Cover Pages; Other Offering Information                      Cover Page

Item 3.         Fee Table and Synopsis                                       Fees and Expenses

Item 4.         Financial Highlights                                         Not Applicable

Item 5.         Plan of Distribution                                         The Offering - Shares of the Fund

Item 6.         Selling Shareholders                                         Not Applicable

Item 7.         Use of Proceeds                                              General Description of the Fund; The Offering -
                                                                             Shares of the Fund

Item 8.         General Description of the Registrant                        General Description of the Fund; Investment
                                                                             Objective and Goals; Investment Strategies and
                                                                             Selection of Underlying Funds; Risk Factors

Item 9.         Management                                                   Investment Manager; Fund Manager; Board of
                                                                             Trustees; Management Fee

Item 10.        Capital Stock, Long-Term Debt, and Other Securities          Organization and Description of Shares;
                                                                             Restrictions on Transfer; Redemptions and
                                                                             Repurchases of Shares

Item 11.        Defaults and Arrears on Senior Securities                    Not Applicable

Item 12.        Legal Proceedings                                            Not Applicable

Item 13.        Table of Contents of the Statement of Additional             Table of Contents of the Statement of Additional
                Information                                                  Information

PART B
Item 14.        Cover Page                                                   Cover Page

Item 15.        Table of Contents                                            Table of Contents of the Statement of Additional
                                                                             Information

Item 16.        General Information and History                              General Description of the Trust

Item 17.        Investment Objectives and Policies                           Investment Strategies and Selection of Underlying
                                                                             Funds; Investment Restrictions

Item 18.        Management                                                   Management of the Funds

Item 19.        Control Persons and Principal Holders of Securities          Not Applicable








                Items Required by Form N-2                                   Registration Statement Heading

Item 20.        Investment Advisory and Other Services                       Management of the Funds

Item 21.        Brokerage Allocation and Other Practices                     Brokerage Practices

Item 22.        Tax Status                                                   Taxes; ERISA Considerations

Item 23.        Financial Statements                                         Not Applicable

PART C
                Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement


                                                                           PPM-1

                                                   Memorandum Number:___________

                    CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM

                    ACP ADVISER SERIES CONTINUUM RETURN FUND,
             A SERIES OF ACP FUNDS TRUST, A DELAWARE STATUTORY TRUST

               A PRIVATE OFFERING OF UNITS OF BENEFICIAL INTEREST

                                  $100,000,000

                         ASCENDANT CAPITAL PARTNERS, LLC
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                               INVESTMENT MANAGER
                            -------------------------

                      TURNER INVESTMENT DISTRIBUTORS, INC.
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                                 PLACEMENT AGENT

                                  APRIL 1, 2003

THESE SECURITIES ARE SUBJECT TO A HIGH DEGREE OF RISK.  SEE "RISK FACTORS".

THIS MEMORANDUM IS BEING FURNISHED BY THE FUND SOLELY FOR USE BY YOU IN EVALUATING THE OFFERING AND THE FUND. THE INVESTMENT MANAGER WILL NOT RECEIVE ANY COMMISSIONS OR FEES FOR THE SALE OF SHARES BUT, AS THE INVESTMENT MANAGER OF THE FUND AND THE PORTFOLIO (AS DEFINED BELOW), IT WILL RECEIVE COMPENSATION FOR MANAGING THE FUND AND THE PORTFOLIO.

THESE SECURITIES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OR THE SECURITIES LAWS OF ANY STATE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") OR BY ANY STATE SECURITIES ADMINISTRATOR, NOR HAS THE SEC OR ANY STATE SECURITIES ADMINISTRATOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS MEMORANDUM OR DETERMINED WHETHER THIS MEMORANDUM IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES ARE SUBJECT TO SIGNIFICANT RESTRICTIONS ON REDEEMABILITY, TRANSFERABILITY AND RESALE. IT IS NOT EXPECTED THAT THE SHARES WILL BE LISTED ON A SECURITIES EXCHANGE OR THAT ANY PUBLIC MARKET FOR THE SHARES WILL EXIST. WITH VERY LIMITED EXCEPTIONS, SHARES ARE NOT TRANSFERABLE AND LIQUIDITY WILL BE PROVIDED ONLY THROUGH LIMITED SEMI-ANNUAL REPURCHASE OFFERS. AS A RESULT, INVESTORS MAY BE REQUIRED TO BEAR THE FINANCIAL RISKS OF THIS INVESTMENT FOR A SUBSTANTIAL PERIOD OF TIME.

THE INFORMATION IN THIS MEMORANDUM IS FURNISHED ON A CONFIDENTIAL BASIS EXCLUSIVELY FOR YOUR USE AND RETENTION AND, BY ACCEPTING THIS MEMORANDUM, YOU AGREE NOT TO TRANSMIT, REPRODUCE OR MAKE AVAILABLE TO ANY OTHER PERSON (OTHER THAN YOUR LEGAL, TAX, ACCOUNTING AND OTHER ADVISORS) ALL OR ANY PART OF THIS MEMORANDUM WITHOUT THE FUND'S EXPRESS WRITTEN PERMISSION.

THIS IS A PRIVATE OFFERING. THE FUND IS AVAILABLE ONLY TO INVESTORS WHO ARE "ACCREDITED INVESTORS" UNDER REGULATION D PROMULGATED BY THE SEC UNDER THE SECURITIES ACT. EACH INVESTOR MUST ALSO HAVE A NET WORTH OF $1.5 MILLION OR MORE, SUBJECT TO CERTAIN EXCEPTIONS. EACH INVESTOR MUST HAVE SUCH KNOWLEDGE AND EXPERIENCE IN FINANCIAL AND BUSINESS MATTERS THAT SUCH INVESTOR IS CAPABLE OF EVALUATING THE MERITS AND RISKS OF THIS INVESTMENT AND MUST BE ABLE TO BEAR THE ECONOMIC

RISKS OF THIS INVESTMENT. NO OFFERING IS BEING MADE HEREBY TO ANY PERSON WHO HAS NOT FURNISHED TO THE FUND A COMPLETED AND SIGNED SUBSCRIPTION QUESTIONNAIRE IN THE FORM ATTACHED AS EXHIBIT C OF THIS MEMORANDUM AND WHO IS NOT SHOWN BY SUCH SUBSCRIPTION QUESTIONNAIRE TO BE ELIGIBLE FOR THIS OFFERING. SEE "PLAN OF DISTRIBUTION - INVESTOR QUALIFICATIONS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE FUND RESERVES THE RIGHT TO ACCEPT OR REJECT ANY SUBSCRIPTION TO PURCHASE SHARES.

THIS OFFERING WILL CONTINUE UNTIL TERMINATED BY THE FUND. SEE "PLAN OF DISTRIBUTION" IN THE STATEMENT OF ADDITIONAL INFORMATION. TURNER INVESTMENT DISTRIBUTORS, INC. WILL RESPOND TO ANY QUESTIONS YOU OR YOUR ADVISORS MAY HAVE CONCERNING THIS OFFERING AND WILL MAKE AVAILABLE FOR EXAMINATION BY YOU OR YOUR ADVISORS SUCH RECORDS AND FILES IN ITS POSSESSION AS MAY BE PERTINENT TO YOUR DECISION WHETHER TO INVEST IN SHARES.

THE TERMS AND CONDITIONS OF THIS OFFERING, THE RIGHTS, PREFERENCES, PRIVILEGES AND RESTRICTIONS OF SHARES AND THE RIGHTS AND LIABILITIES OF THE FUND, THE FUND'S BOARD OF TRUSTEES AND THE SHAREHOLDERS WILL BE GOVERNED BY THE FUND'S DECLARATION OF TRUST (THE "DECLARATION OF TRUST") AND THE SUBSCRIPTION AGREEMENT BETWEEN EACH SHAREHOLDER AND THE FUND, THE FORMS OF WHICH ARE INCLUDED IN THIS MEMORANDUM AS EXHIBITS A AND B AND INCORPORATED HEREIN BY REFERENCE, AND THE DESCRIPTION OF ANY SUCH MATTERS IN THE TEXT OF THIS MEMORANDUM IS SUBJECT TO AND QUALIFIED IN ITS ENTIRETY BY REFERENCE TO SUCH EXHIBITS. THIS MEMORANDUM, WHICH INCLUDES ALL OF THE EXHIBITS ATTACHED HERETO, SHOULD BE REVIEWED CAREFULLY BY EACH OFFEREE AND EACH OFFEREE'S LEGAL, ACCOUNTING AND TAX ADVISORS PRIOR TO MAKING ANY DECISION CONCERNING AN INVESTMENT IN UNITS.

SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

CAPITALIZED TERMS USED THAT ARE HEREIN AND ARE NOT OTHERWISE DEFINED WILL HAVE THE SAME MEANING AS DEFINED IN THE DECLARATION OF TRUST.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL DESCRIPTION OF THE FUND.............................................  1

INVESTMENT MANAGER..........................................................  1

FEES AND EXPENSES...........................................................  2

FUND MANAGER................................................................  4

BOARD OF TRUSTEES...........................................................  4

INVESTMENT OBJECTIVE AND GOALS..............................................  4

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS.....................  5

RISK FACTORS................................................................  6

INVESTMENT RESTRICTIONS.....................................................  12

THE OFFERING - SHARES OF THE FUND...........................................  14

INVESTOR QUALIFICATIONS.....................................................  14

PLACEMENT AGENT.............................................................  14

RESTRICTIONS ON TRANSFERS...................................................  14

REDEMPTIONS AND REPURCHASES OF SHARES.......................................  14

CALCULATION OF NET ASSET VALUE..............................................  15

ORGANIZATION AND DESCRIPTION OF SHARES......................................  15

DISTRIBUTIONS...............................................................  16

MANAGEMENT FEE..............................................................  16

FUND EXPENSES...............................................................  16

INDEMNIFICATION.............................................................  16

TAXES.......................................................................  17

ERISA PLANS AND OTHER TAX QUALIFIED PLANS...................................  18

PERIODIC REPORTS............................................................  18

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT........................  19

AUDITOR.....................................................................  19

LEGAL COUNSEL...............................................................  19

ADMINISTRATOR...............................................................  19

ADDITIONAL INFORMATION......................................................  19

                                TABLE OF CONTENTS
                                   (continued)

                                                                            PAGE

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  19

                    ACP ADVISER SERIES CONTINUUM RETURN FUND

                          UNITS OF BENEFICIAL INTEREST

                                  $100,000,000

GENERAL DESCRIPTION OF THE FUND

ACP Adviser Series Continuum Return Fund (the "Fund") is a series of ACP Funds Trust, a newly-formed Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's units of beneficial interest ("Shares") are not registered under the Securities Act of 1933, as amended (the "Securities Act").

The Fund generally invests all of its assets in ACP Continuum Return Fund II, LLC (the "Portfolio"), under a master/feeder structure. Units of beneficial interest in the Portfolio ("Units") are not registered under the Securities Act. In addition, and as described more fully below in "Risk Factors - Tax Liability and Borrowings," the Fund may periodically make short-term investments in U.S. Government securities.

The Fund's and the Portfolio's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. The Fund attempts to achieve this objective by investing all of its net investable assets in the Portfolio. The Portfolio attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). Ascendant Capital Partners, LLC will invest the Portfolio's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

INVESTMENT MANAGER

Ascendant Capital Partners, LLC will serve as investment manager ("Investment Manager") to the Fund and currently serves as Investment Manager to the Portfolio. Each of the Fund and the Portfolio has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), under which the Investment Manager is responsible for formulating a continuing investment program for the Fund and the Portfolio, respectively.

The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. It is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). Turner and its affiliates provide a wide range of investment advisory services to individual and institutional clients, including investment companies registered under the Investment Company Act. The principal business address of the Investment Manager is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. As of December 31, 2002, the Investment Manager and its affiliates, including Turner, managed assets of approximately $8 billion.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear, either directly or indirectly through the Fund's investment in the Portfolio.

--------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------
   Sales load (as a percentage of offering price)                                  None
   Unit Repurchase Fees                                                            None
   Dividend Reinvestment and Cash Purchase Plan Fees                               None

--------------------------------------------------------------------------------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES) (1)
--------------------------------------------------------------------------------------------
   Management Fee (2)                                                             0.00%
   Distribution (12b-1) Fees                                                      0.25%
   Shareholder Servicing Fee                                                      0.25%
   Other Expenses (3)                                                             0.15%
   ------------------                                                             -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                           0.65%
   UNDERLYING PORTFOLIO EXPENSES (4)                                              1.40%
   TOTAL ANNUAL FUND OPERATING AND INDIRECT EXPENSES                              2.05%

(1) The table summarizes the aggregate expenses of the Fund and the Portfolio and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2) The Fund does not pay the Portfolio Manager a Management Fee directly, but the Fund's Shareholders bear an indirect share of this fee through the Fund's investment in the Portfolio. For its provision of services to the Portfolio, the Investment Manager receives an annual Management Fee equal to 1.25% of the Portfolio's net assets, which will be subject to a fee adjustment (the "Management Fee Adjustment") beginning April 1, 2003, based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee is calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment is determined in accordance with the following scale.

      ---------------------------------- ------------------------------- ------------------------------------------
       Return for the Prior 12 - Month
                   Period                  Management Fee Adjustment                Net Management Fee
      ---------------------------------- ------------------------------- ------------------------------------------
               Less than 6.00%                      -0.50%                                 0.75%

               6.00% to 12.00%                       -----                                 1.25%

             Greater than 12.00%                     0.50%                                 1.75%

(3) The annual Other Expenses are estimated for the current fiscal year based on net assets of the Fund of $10 million. The Investment Manager has contractually agreed to waive fees and reimburse the Fund's "Other Expenses" so that they do not exceed 0.15% until May 1, 2004.

(4) The Fund's Shareholders indirectly bear the expenses of the Portfolio. The Portfolio's Investment Manager has contractually agreed to waive fees and reimburse expenses in order to keep "Other Expenses" of the Portfolio from exceeding 0.15% through December 31, 2003 and expects to continue this waiver thereafter through May 1, 2005.

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR                     $25

3 YEARS                    $129

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund's organizational and offering expenses as well as the Portfolio's Management Fee Adjustment are not reflected in the example. Moreover, the Fund's actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the Management Fee and the Portfolio's Management Fee Adjustment.

IN ADDITION TO THE DIRECT AND INDIRECT EXPENSES SET FORTH ABOVE, SHAREHOLDERS WILL BEAR AN INDIRECT SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS.

FUND MANAGER

The Fund and the Portfolio have the same Investment Manager. The Portfolio's investment portfolio is managed by the Investment Manager. Gary Shugrue, who has over twenty years investment experience, serves as Chief Investment Officer of the Investment Manager and is primarily responsible for managing the Fund's assets. Prior to founding the Investment Manager, Mr. Shugrue served as the Chief Operating Officer for Double Agent, LLC, from September 2000 until August 2001. Previously, he was General Partner of Argos Advisors, the manager of a family of hedge funds, from June 1988 until September 2000. During his tenure at Argos Advisors, Mr. Shugrue was primarily responsible for operations, investment strategy and marketing for the firm. Mr. Shugrue received his B.S. degree in Accounting from Villanova University, and his MBA from the University of Pennsylvania - Wharton School.

BOARD OF TRUSTEES

The Board of Trustees of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. The Board of Directors of the Portfolio (the "Portfolio's Board of Directors") has overall responsibility for management and supervision of the operations of the Portfolio. The Fund and the Portfolio have the same Board members. The initial Trustees serving on the Board have been elected by the organizational Trustee of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Trustees then serving have been elected by the Shareholders. The Board may call a meeting of Members to fill any vacancy in the position of a Trustee, and will do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving on the Board.

INVESTMENT OBJECTIVE AND GOALS

The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. Rather than invest in securities or Underlying Funds directly, the Fund seeks to achieve its investment objective by using the "master fund/feeder fund" structure. Under that structure, the Fund and other investment companies with the same investment objective invest their assets in another investment company (the Portfolio) having the same investment objective and substantially the same investment policies as the Fund. The purpose of this arrangement is to achieve greater operational efficiencies and to provide certain tax characteristics for target Shareholders. The Fund's investment experience will correspond directly to the investment experience of the Portfolio.

The Fund invests all of its net investable assets in the Portfolio. The Portfolio attempts to achieve its objective through the allocation of its assets among Underlying Funds. The Investment Manager will invest the Portfolio's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

The Investment Manager has set the following goals that it believes to be critical in achieving the Fund's and the Portfolio's investment objective:

      o Achievement of annual returns that are in excess of the returns earned through investments in short-term fixed income instruments, particularly, the three-month Treasury bill; and

      o Achievement of positive annual returns, regardless of the movement in traditional financial benchmarks.

The Investment Manager may invest the Portfolio's assets in Underlying Funds that follow various investment strategies. The Underlying Funds may invest in various securities and financial instruments, including, but not limited to, securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, foreign currency forward contracts, and in private, asset-backed investments such as real estate mortgages and tax liens.

The Investment Manager is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Portfolio's assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Portfolio's assets will be allocated in a manner so that no more than 15% of the Portfolio's net asset value will be invested in any one Underlying Fund. The Investment Manager may also invest the Portfolio's assets in cash, U.S. government securities and repurchase agreements.

The investment objectives of the Fund and the Portfolio are non-fundamental. Thus, either the Fund or the Portfolio may change its investment objective without a vote of the Fund's Shareholders or the Portfolio's Members, respectively. Furthermore, except as otherwise indicated, the Fund's and the Portfolio's investment policies and restrictions are not fundamental and may be changed without a vote of the Fund's Shareholders or the Portfolio's Members, respectively.

THE FUND'S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND'S OR THE PORTFOLIO'S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Manager believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund's and the Portfolio's investment objective.

The Investment Manager intends to allocate the Portfolio's capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Manager will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund's and the Portfolio's investment objective.

Generally, the Underlying Funds held by the Portfolio will use one of three basic types of investment strategies: Relative Value, Event Driven and Opportunistic.

RELATIVE VALUE. In using a relative value strategy, portfolio managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from mispriced securities and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. Relative value strategies are not dependent on the general direction of market movements, and often involve arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing.

EVENT-DRIVEN. This strategy relies on the anticipated occurrence of particular corporate events, such as mergers and acquisitions, liquidation, reorganization or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although market conditions may affect the supply of opportunities in particular styles. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.

OPPORTUNISTIC. This strategy combines long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. Opportunistic strategies aim at seizing opportunities in both rising and falling markets. Opportunistic strategies cover a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Opportunistic strategies include holding both long and short positions, short-selling only and stock picking.

RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

RISKS ASSOCIATED WITH THE FUND:

RELIANCE ON THE INVESTMENT MANAGER. The likelihood that Shareholders will realize income or gain from investing in the Fund will depend on the investment performance of the Portfolio. The likelihood that the Portfolio will realize income or gain from its investments will depend on the selection and monitoring of Underlying Funds by the Investment Manager and the acumen and expertise of its Chief Investment Officer, Gary Shugrue. If Mr. Shugrue were to cease working for the Investment Manager, the Investment Manager may not be able to hire a qualified replacement, or may require an extended period of time to do so.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Fund charges.

MASTER/FEEDER STRUCTURE. The Portfolio may accept investments from other investors (including other feeder funds), in addition to the Fund. Because each feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund will have more voting power than the Fund over the operations of the Portfolio. If other feeder funds tender for a significant portion of their shares in a repurchase offer, the assets of the Portfolio will decrease. This could cause the Fund's expense ratio to increase to the extent contributions to the Portfolio do not offset the cash outflows.

LIMITED LIQUIDITY FOR SHAREHOLDERS. The Fund is a closed-end investment company designed primarily for long-term investors. Units of the Fund will not be traded on any securities exchange or other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited semi-annual repurchase offers. Furthermore, such limited liquidity for Fund shareholders will generally be subject to or controlled by decisions made by the Portfolio's Board of Directors.

LIMITED ABILITY TO EXAMINE OR VERIFY THE VALUATIONS PROVIDED BY THE UNDERLYING FUNDS. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the determination of net asset value of the Fund is conclusive.

NO OPERATING HISTORY. The Fund has no operating history on which you might evaluate its performance. There can be no assurance that the Fund's investment objective will be realized or that the Fund's investment strategy will prove successful. No assurance can be given that the Fund's investments in the Portfolio will generate any income or appreciate in value.

TAX CONSIDERATIONS AND DELAYED TAX REPORTING. The tax aspects of an investment in the Fund are complicated and you should have them reviewed by professional advisors familiar with your personal tax situation and with the tax laws and regulations applicable to you and investment funds.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to its Shareholders, the Portfolio must receive information on a timely basis from the Underlying Funds. An Underlying Fund's delay in providing this information could delay the Portfolio's preparation of tax information for Members, including the Fund. As explained below, a delay in the receipt of such information might have an effect on the Fund's ability to maintain its election as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

TAX LIABILITY AND BORROWINGS. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. In order to qualify as such, the Fund must, among other things, (a) distribute with respect to each taxable year at least 90% of the sum of the Fund's taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year (the "Distribution Test"), and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses ((i) and (ii) together, the "Diversification Test"). By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed in a timely manner to Shareholders.

The Fund may make short-term investments in U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund's total assets will meet the Diversification Test, and then sell such U.S. Government securities immediately following the end of each such fiscal quarter. The Fund expects that it will enter into a line of credit in order to make the quarterly purchases of U.S. Government securities. The Investment Company Act provides that the value of the investment company's total indebtedness may not exceed one-third of the value of its total assets, including indebtedness (the "Asset Coverage Requirement"). This borrowing and any other borrowing of the Fund would be subject to the Asset Coverage Requirement. In the event that the asset coverage declines to less than the Asset Coverage Requirement, the Fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. Money borrowed under this line of credit will be subject to interest costs that may or may not be recovered by appreciation of or income from the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, either of which requirements would increase the cost of borrowing over the stated interest rate. In the event that the Fund incurs debt to fund repurchases of Shares, the Asset Coverage Requirement and the foregoing risks would be applicable to such borrowing, except that since the proceeds from the borrowing will be used for repurchases of Shares, no securities will be purchased with such proceeds to offset the expenses of the borrowing.

If the Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Shareholders as ordinary income. If the Fund fails to meet the Diversification Test as of its first fiscal quarter end, the Fund will not be able to qualify at a later date. In addition, if the Fund should fail to meet the Diversification Test as of any other fiscal quarter end, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The Fund must receive timely and accurate information from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, in order for the Fund to satisfy the Distribution Test. Although the Fund intends to estimate the amount of distributions it needs to make to satisfy the Distribution Test in any taxable year if the Underlying Funds delay providing such information to the Portfolio or provides inaccurate information, the Fund may not satisfy the Distribution Test and thus may fail to qualify as a regulated investment company in that taxable year.

Also, a regulated investment company that qualifies for special tax treatment under the Code but fails to distribute a sufficient amount of its ordinary income and net capital gain income is subject to a 4% excise tax on such undistributed amounts. The Fund generally must receive information on a timely basis from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, to make sufficient distributions to avoid the imposition of this 4% excise tax. Although the Fund intends to estimate the amount of distributions it must made to avoid the excise tax, if the Portfolio delays providing this information to the Fund, or the Underlying Funds delay providing this information to the Portfolio, or if there are differences between the taxable year of the Fund and that of the Portfolio or the Underlying Funds, the Fund may not be able to make distributions sufficient to avoid the imposition of the excise tax.

RISKS ASSOCIATED WITH THE PORTFOLIO:

ILLIQUIDITY OF PORTFOLIO'S HOLDINGS. The Portfolio intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Portfolio and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Portfolio as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Manager or the portfolio manager invests a larger percentage of one or more of the Other Accounts' respective assets than the Portfolio's assets. The Investment Manager also may consider participation by its Other Accounts in investment opportunities that the Investment Manager does not intend to invest, or which are contrary to investments made, on behalf of the Portfolio, or vice versa. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Portfolio charges.

UNDERLYING FUND SELECTION, MONITORING AND CONCENTRATION. The Investment Manager will follow a systematic screening, due diligence and monitoring process of Underlying Funds and will select managers on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies. Although the Investment Manager will seek to select only Underlying Funds with managers who will invest the Portfolio's assets with the highest level of integrity, the Investment Manager will have no control over the day-to-day operations of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to these standards.

LIMITED LIQUIDITY FOR MEMBERS. The Portfolio is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited semi-annual repurchase offers.

LIMITED OPERATING HISTORY. The Portfolio has only limited operating history on which you might evaluate its performance. There can be no assurance that the Portfolio's investment objective will be realized or that the Portfolio's investment strategy will prove successful. No assurance can be given that the Portfolio's investment portfolio will generate any income or appreciate in value.

SPECIAL RISKS OF THE PORTFOLIO'S FUND OF FUNDS STRUCTURE. The Underlying Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Fund and the Portfolio will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which it is obligated irrespective of the performance of the other Underlying Funds and the Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from the Fund and its Shareholders, even if the Fund's and the Portfolio's overall investment return is negative.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS:

MARKET RISKS. The profitability of a significant portion of the Portfolio's investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

SMALL CAP SECURITIES. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

LEVERAGE; BORROWING. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund's investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund's performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

HEDGING STRATEGIES. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to "hedge" or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing these strategies.

FOREIGN INVESTMENTS. An Underlying Fund may invest in foreign securities that are generally denominated in foreign currencies, and American Depository Receipts ("ADRs") traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information about issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

RESTRICTED SECURITIES. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

PERFORMANCE FEES. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

PORTFOLIO TURNOVER. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The Underlying Funds will incur brokerage commissions and other transaction costs that generally will be higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See "Taxes" in the Fund's SAI.

For additional information regarding Risk Factors, please see the Fund's SAI.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, the Fund may not:

(1) invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund's investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

(4) underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an "in kind" distribution.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

(6) purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(7) purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund. As a matter of fundamental policy, the Portfolio may not:

(1) invest more than 15% of its net assets in any one Underlying Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio's investments in Underlying Funds.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

(4) underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

(6) purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

(7) purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING - SHARES OF THE FUND

$100,000,000 in Shares will be offered at an initial offering price of $5,000 per Share to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. Investors must subscribe for Shares in an amount that equals or exceeds $25,000. Additional subscriptions for Shares will be subject to a minimum investment amount of $10,000.

The Fund expects to hold an initial closing on or about April 1, 2003 (the "Initial Closing Date"). Additional closings are expected to occur on the first business day of each month thereafter. The Fund will not commence operations until such time as $250,000 in Shares have been purchased. Pending investment by the Fund, the proceeds may be invested in high quality, short-term securities or placed in an interest-bearing account.

INVESTOR QUALIFICATIONS

Shares will only be sold to Accredited Investors who have a net worth, either as individuals or collectively with their spouses, of more than $1,500,000 OR who invest at least $750,000 in the Fund and/or other funds managed by the Investment Manager. See "Plan of Distribution - Investor Qualifications" in the SAI.

PLACEMENT AGENT

Turner Investment Distributors, Inc. (the "Placement Agent") acts as the distributor for the Shares on a best efforts basis, pursuant to the terms of a Placement Agent Agreement with the Fund. The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to its Shares that allows the Fund to pay annual distribution and service fees up to a total of 0.50% of the Fund's average daily net assets.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Shares are not transferable. Persons who purchase Shares ("Shareholders") will have no right to require the Fund to permit a transfer of their Shares. See "Redemptions, Repurchases of Shares and Transfers" in the SAI for additional information.

REDEMPTIONS AND REPURCHASES OF SHARES

NO RIGHT OF REDEMPTION. No Shareholder or other person holding a Share will have the right to require the Fund to redeem that Share or portion thereof. There is no public market for Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below and more fully in the SAI.

REPURCHASES OF SHARES. The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as they establish. In determining whether the Fund should offer to repurchase Shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders prior to March 31, 2004. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders beginning twice each year, effective March 31 and September 30. The Board will recommend the repurchase of Shares from Shareholders of the Fund only if the Portfolio makes an offer to repurchase.

CALCULATION OF NET ASSET VALUE

The Administrator (as defined below) will calculate the net asset value per Share in dollars as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard Time) on the last business day of each Allocation Period (defined below), unless the calculation of the net asset value has been suspended. The net asset value for the Fund is equal to the Fund's proportionate interest in the net assets of the Portfolio, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund.

The Fund's net asset value per Share will be based on the net asset value of the Fund and will be determined by dividing the net asset value of the Fund by the number of Shares outstanding. Except as otherwise provided, the net asset value per Share will be determined by the Administrator and published or made available at the office of the Fund at the end of each Allocation Period based on the price availability of the Portfolio, subject to reasonable delays (I.E., delays the Portfolio may encounter in receiving the net asset value of the Underlying Funds).

The net asset value for the Portfolio is comprised of the net asset value of the Underlying Funds in which the Portfolio invests, less the expenses and liabilities of the Portfolio, and other assets in which the Portfolio invests. Special situations affecting the calculation of net asset value may arise from time to time. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the Administrator's determination of net asset value of the Fund is conclusive.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a series of ACP Funds Trust. ACP Funds Trust is organized as a statutory trust established under Delaware law pursuant to a Declaration of Trust dated October 31, 2002, and is registered under the 1940 Act. The Trustees of the Fund are responsible for the overall management and supervision of its affairs. The Fund currently has one class of shares of beneficial interest that may be issued in an unlimited number by the Trustees. There are no annual meetings of Shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time. Shareholders are entitled to one vote for each full Share held. Fractional Shares may be voted proportionately. Each Share participates ratably with all other outstanding Shares in the Fund's profits and losses and has the redemption rights described above. No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

DISTRIBUTIONS

The Fund intends to declare daily and distribute annually substantially all of its net investment income. Net capital gains, if any, will be distributed at least annually.

MANAGEMENT FEE

The Fund will not pay a Management Fee directly to the Investment Manager. The Fund will pay its proportionate share of the Portfolio's Management Fee. Pursuant to its Investment Management Agreement with the Portfolio, the Investment Manager is entitled to receive an annual management fee (the "Management Fee"). The Management Fee is equal to 1.25% of the Portfolio's net assets and is subject to an adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee is calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment is determined in accordance with the following scale:

   RETURN FOR
   PRIOR 12 -       MANAGEMENT FEE      NET MANAGEMENT
 MONTH PERIOD+       ADJUSTMENT+             FEE+

Less than 6.00%        - 0.50%              0.75%

6.00% to 12.00%         -----               1.25%

  Greater than
     12.00%             0.50%               1.75%

+ Annualized

For example, if the annual return of the Portfolio is 15% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 1.75% of the Portfolio's net assets.

For purposes of determining the Management Fee, net assets of the Portfolio will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The Management Fee presents risks that are not present in investment funds that do not make allocations based on the performance of such funds. The overall fees payable by the Shareholders, including their proportionate share of the Portfolio's Management Fee, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Shareholders. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests.

INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Manager and each of its directors, managing members and officers, and each person, if any, who controls the Investment Manager, against any loss, etc., based upon an assertion that the registration statement, prospectus, member reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Manager or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Manager. The indemnification provisions in the Investment Management Agreement will be limited by applicable state and federal laws.

TAXES

The following discussion is only a summary of certain of the tax considerations generally applicable to investments in the Fund and is not intended to provide tax or other financial advice to anyone. Prospective investors should consult their own tax advisers with specific reference to their own situation as it relates to an investment in the Fund.

The Fund will be treated as a corporation for federal income tax purposes. As noted above, the Fund intends to qualify as a regulated investment company eligible for special tax treatment under Subchapter M of the Code. If the Fund so qualifies, it will not be subject to federal income tax on income and gains distributed in a timely manner to its Shareholders. To qualify for the special treatment accorded regulated investment companies and their shareholders, the Fund must satisfy certain diversification and distribution requirements (as described above in "Risk Factors Associated With the Fund -- Tax Liability and Borrowings"). The Fund intends to diversify its holdings so that at the end of each fiscal quarter, the Fund meets the diversification requirements. To satisfy the distribution requirements, the Fund intends to distribute with respect to each taxable year substantially all of its net investment income, net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Income dividends and short-term capital gain distributions are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as ordinary income. Long-term capital gain distributions from the Fund are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as long-term capital gains regardless of how long a Shareholder has owned Shares of the Fund. Distributions are taxable to a Shareholder of the Fund (unless such Shareholder is not subject to tax on its income) even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder). Dividends and capital gain distributions will automatically be reinvested in additional Shares of the Fund on the record date thereof unless a Shareholder has elected to receive cash. Distributions are taxable as described above regardless of whether they are distributed in cash or additional Shares. An investment in the Fund may in some circumstances result in liability for Federal alternative minimum tax for Shareholders. Based on the Fund's structure, it is not anticipated that distributions to Shareholders will constitute unrelated business taxable income ("UBTI").

From time to time the Fund may offer to repurchase Shares. A Shareholder who tenders all Shares held, or Shares considered to be held under certain attribution rules of the Code, will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, the Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In this case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Shares held by a Shareholder and the Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that the non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

The Fund's transfer agent will send each Shareholder and the Internal Revenue Service (the "IRS") an annual statement detailing federal tax information, including information about dividends and distributions paid to the Shareholder during the preceding year. This information will be based on information then available to the Fund, but could be revised based upon additional or revised information that subsequently becomes available to the Fund. If the Fund revises annual tax statements sent to its Shareholders, Shareholders may be required to amend their tax returns to reflect the revised information.

The foregoing discussion summarizes certain U.S. federal income tax considerations for general information only. Before investing, prospective investors should consult their own tax advisers regarding the specific federal tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax law and proposed law changes.

ERISA PLANS AND OTHER TAX QUALIFIED PLANS

Investors subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and other tax-qualified plans, including individual retirement accounts ("IRAs"), Keogh plans and other plans subject to the Code's prohibited transaction rules may purchase Shares in the Fund. Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of any plan investing in the Fund for purposes of ERISA's fiduciary duties or the prohibited transaction provisions under either the Code or ERISA. Accordingly, neither the Investment Manager nor any of its affiliates will be fiduciaries with respect to the plans investing in the Fund based solely on the Investment Manager's management of the Fund's assets. Nevertheless, investment in the Fund by an ERISA plan or a tax-qualified plan requires special consideration. Trustees and administrators of such entities are urged to review carefully the ERISA Considerations section of the Statement of Additional Information.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Portfolio on a timely basis, the Fund's annual audited report may be delayed and the Shareholders may need to seek extensions of the deadline to file their tax returns.

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT

PFPC Trust Company (the "Custodian") serves as the primary custodian of the Fund's and the Portfolio's assets, and may maintain custody of the Fund's and the Portfolio's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Fund and the Portfolio are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808.

AUDITOR

Ernst & Young LLP serves as the independent auditors of the Fund. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP acts as legal counsel to the Fund. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

ADMINISTRATOR

PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the administrator for the Fund and the Portfolio. PFPC provides general management related services, including those relating to valuation of the Fund's and the Portfolio's assets. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

ADDITIONAL INFORMATION

This Memorandum does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC's website (WWW.SEC.GOV) for no charge.

Statements contained in this Memorandum as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Memorandum forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (800) 224-6312 or writing: ACP Funds Trust, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL DESCRIPTION OF THE TRUST

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

INVESTMENT RESTRICTIONS

RISK FACTORS

FEES & EXPENSES

SHARES OF THE FUND

PLAN OF DISTRIBUTION

USE OF PROCEEDS

REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS

MANAGEMENT OF THE FUND

CODE OF ETHICS

BROKERAGE PRACTICES

VOTING

TAXES

ERISA CONSIDERATIONS

DESCRIPTION OF SHARES

LIMITATION OF TRUSTEES' LIABILITY

OTHER SERVICE PROVIDERS

FISCAL YEAR

EXHIBIT A - SUBSCRIPTION AGREEMENT

EXHIBIT B - SUBSCRIPTION QUESTIONNAIRE

                                                   Memorandum Number:___________

                    CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM

                ACP ADVISER SERIES STRATEGIC OPPORTUNITIES FUND,
             A SERIES OF ACP FUNDS TRUST, A DELAWARE STATUTORY TRUST

               A PRIVATE OFFERING OF UNITS OF BENEFICIAL INTEREST
                                  $100,000,000

                         ASCENDANT CAPITAL PARTNERS, LLC
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                               INVESTMENT MANAGER

                            -------------------------

                      TURNER INVESTMENT DISTRIBUTORS, INC.
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                                 PLACEMENT AGENT

                                  April 1, 2003

THESE SECURITIES ARE SUBJECT TO A HIGH DEGREE OF RISK.  SEE "RISK FACTORS".

THIS MEMORANDUM IS BEING FURNISHED BY THE FUND SOLELY FOR USE BY YOU IN EVALUATING THE OFFERING AND THE FUND. THE INVESTMENT MANAGER WILL NOT RECEIVE ANY COMMISSIONS OR FEES FOR THE SALE OF SHARES BUT, AS THE INVESTMENT MANAGER OF THE FUND AND THE PORTFOLIO (AS DEFINED BELOW), IT WILL RECEIVE COMPENSATION FOR MANAGING THE FUND AND THE PORTFOLIO.

THESE SECURITIES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OR THE SECURITIES LAWS OF ANY STATE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") OR BY ANY STATE SECURITIES ADMINISTRATOR, NOR HAS THE SEC OR ANY STATE SECURITIES ADMINISTRATOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS MEMORANDUM OR DETERMINED WHETHER THIS MEMORANDUM IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES ARE SUBJECT TO SIGNIFICANT RESTRICTIONS ON REDEEMABILITY, TRANSFERABILITY AND RESALE. IT IS NOT EXPECTED THAT THE SHARES WILL BE LISTED ON A SECURITIES EXCHANGE OR THAT ANY PUBLIC MARKET FOR THE SHARES WILL EXIST. WITH VERY LIMITED EXCEPTIONS, SHARES ARE NOT TRANSFERABLE AND LIQUIDITY WILL BE PROVIDED ONLY THOUGH LIMITED SEMI-ANNUAL REPURCHASE OFFERS. AS A RESULT, INVESTORS MAY BE REQUIRED TO BEAR THE FINANCIAL RISKS OF THIS INVESTMENT FOR A SUBSTANTIAL PERIOD OF TIME.

THE INFORMATION IN THIS MEMORANDUM IS FURNISHED ON A CONFIDENTIAL BASIS EXCLUSIVELY FOR YOUR USE AND RETENTION AND, BY ACCEPTING THIS MEMORANDUM, YOU AGREE NOT TO TRANSMIT, REPRODUCE OR MAKE AVAILABLE TO ANY OTHER PERSON (OTHER THAN YOUR LEGAL, TAX, ACCOUNTING AND OTHER ADVISORS) ALL OR ANY PART OF THIS MEMORANDUM WITHOUT THE FUND'S EXPRESS WRITTEN PERMISSION.

THIS IS A PRIVATE OFFERING. THE FUND IS AVAILABLE ONLY TO INVESTORS WHO ARE "ACCREDITED INVESTORS" UNDER REGULATION D PROMULGATED BY THE SEC UNDER THE SECURITIES ACT. EACH INVESTOR MUST ALSO HAVE A NET WORTH OF $1.5 MILLION OR MORE, SUBJECT TO CERTAIN EXCEPTIONS. EACH INVESTOR MUST HAVE SUCH KNOWLEDGE AND EXPERIENCE IN FINANCIAL AND BUSINESS MATTERS THAT SUCH INVESTOR IS CAPABLE OF EVALUATING THE MERITS AND RISKS OF THIS INVESTMENT AND MUST BE ABLE TO BEAR THE ECONOMIC

RISKS OF THIS INVESTMENT. NO OFFERING IS BEING MADE HEREBY TO ANY PERSON WHO HAS NOT FURNISHED TO THE FUND A COMPLETED AND SIGNED SUBSCRIPTION QUESTIONNAIRE IN THE FORM ATTACHED AS EXHIBIT C OF THIS MEMORANDUM AND WHO IS NOT SHOWN BY SUCH SUBSCRIPTION QUESTIONNAIRE TO BE ELIGIBLE FOR THIS OFFERING. SEE "PLAN OF DISTRIBUTION - INVESTOR QUALIFICATIONS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE FUND RESERVES THE RIGHT TO ACCEPT OR REJECT ANY SUBSCRIPTION TO PURCHASE SHARES.

THIS OFFERING WILL CONTINUE UNTIL TERMINATED BY THE FUND. SEE "PLAN OF DISTRIBUTION" IN THE STATEMENT OF ADDITIONAL INFORMATION. TURNER INVESTMENT DISTRIBUTORS, INC. WILL RESPOND TO ANY QUESTIONS YOU OR YOUR ADVISORS MAY HAVE CONCERNING THIS OFFERING AND WILL MAKE AVAILABLE FOR EXAMINATION BY YOU OR YOUR ADVISORS SUCH RECORDS AND FILES IN ITS POSSESSION AS MAY BE PERTINENT TO YOUR DECISION WHETHER TO INVEST IN SHARES.

THE TERMS AND CONDITIONS OF THIS OFFERING, THE RIGHTS, PREFERENCES, PRIVILEGES AND RESTRICTIONS OF SHARES AND THE RIGHTS AND LIABILITIES OF THE FUND, THE FUND'S BOARD OF TRUSTEES AND THE SHAREHOLDERS WILL BE GOVERNED BY THE FUND'S DECLARATION OF TRUST (THE "DECLARATION OF TRUST") AND THE SUBSCRIPTION AGREEMENT BETWEEN EACH SHAREHOLDER AND THE FUND, THE FORMS OF WHICH ARE INCLUDED IN THIS MEMORANDUM AS EXHIBITS A AND B AND INCORPORATED HEREIN BY REFERENCE, AND THE DESCRIPTION OF ANY SUCH MATTERS IN THE TEXT OF THIS MEMORANDUM IS SUBJECT TO AND QUALIFIED IN ITS ENTIRETY BY REFERENCE TO SUCH EXHIBITS. THIS MEMORANDUM, WHICH INCLUDES ALL OF THE EXHIBITS ATTACHED HERETO, SHOULD BE REVIEWED CAREFULLY BY EACH OFFEREE AND EACH OFFEREE'S LEGAL, ACCOUNTING AND TAX ADVISORS PRIOR TO MAKING ANY DECISION CONCERNING AN INVESTMENT IN UNITS.

SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

CAPITALIZED TERMS USED THAT ARE HEREIN AND ARE NOT OTHERWISE DEFINED WILL HAVE THE SAME MEANING AS DEFINED IN THE DECLARATION OF TRUST.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL DESCRIPTION OF THE FUND..............................................  1

INVESTMENT MANAGER...........................................................  1

FEES AND EXPENSES............................................................  3

FUND MANAGER.................................................................  5

BOARD OF TRUSTEES............................................................  5

INVESTMENT OBJECTIVE AND GOALS...............................................  5

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS......................  6

RISK FACTORS.................................................................  7

INVESTMENT RESTRICTIONS...................................................... 13

THE OFFERING - SHARES OF THE FUND ........................................... 14

INVESTOR QUALIFICATIONS...................................................... 15

PLACEMENT AGENT.............................................................. 15

RESTRICTIONS ON TRANSFERS.................................................... 15

REDEMPTIONS AND REPURCHASES OF SHARES........................................ 15

CALCULATION OF NET ASSET VALUE............................................... 15

ORGANIZATION AND DESCRIPTION OF SHARES....................................... 16

DISTRIBUTIONS................................................................ 16

MANAGEMENT FEE............................................................... 16

FUND EXPENSES................................................................ 17

INDEMNIFICATION.............................................................. 17

TAXES........................................................................ 18

ERISA PLANS AND OTHER TAX QUALIFIED PLANS.................................... 19

PERIODIC REPORTS............................................................. 19

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT ........................ 19

AUDITOR...................................................................... 20

LEGAL COUNSEL................................................................ 20

ADMINISTRATOR ............................................................... 20

ADDITIONAL INFORMATION....................................................... 20

                                TABLE OF CONTENTS
                                   (continued)

                                                                            PAGE
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................. 20

                 ACP ADVISER SERIES STRATEGIC OPPORTUNITIES FUND

                          UNITS OF BENEFICIAL INTEREST

                                  $100,000,000

GENERAL DESCRIPTION OF THE FUND

ACP Adviser Series Strategic Opportunities Fund (the "Fund") is a series of ACP Funds Trust, a newly-formed Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's units of beneficial interest ("Shares") are not registered under the Securities Act of 1933, as amended (the "Securities Act").

The Fund generally invests all of its assets in ACP Strategic Opportunities Fund II, LLC (the "Portfolio"), under a master/feeder structure. Units of beneficial interest of the Portfolio ("Units") are not registered under the Securities Act. In addition, and as described more fully below in "Risk Factors - Tax Liability and Borrowings," the Fund may periodically make short-term investments in U.S. Government securities.

The Fund's and the Portfolio's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Fund attempts to achieve this objective by investing all of its net investable assets in the Portfolio. The Portfolio attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) will invest the Portfolio's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

INVESTMENT MANAGER

Ascendant Capital Partners, LLC will serve as investment manager ("Investment Manager") to the Fund, and currently serves as Investment Manager to the Portfolio. Each of the Fund and the Portfolio has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), under which the Investment Manager is responsible for formulating a continuing investment program for the Fund and the Portfolio, respectively.

The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. It is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). Turner and its affiliates provide a wide range of investment advisory services to individual and institutional clients, including investment companies registered under the Investment

Company Act. The principal business address of the Investment Manager is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. As of December 31, 2003, the Investment Manager and its affiliates, including Turner, managed assets of approximately $8 billion.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear, either directly or indirectly through the Fund's investment in the Portfolio.

--------------------------------------------------------------------------------------------
MEMBER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------
   Sales load (as a percentage of offering price)                                None
   Unit Repurchase Fees                                                          None
   Dividend Reinvestment and Cash Purchase Plan Fees                             None

--------------------------------------------------------------------------------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO UNITS) (1)
--------------------------------------------------------------------------------------------
   Management Fee (2)                                                           0.00%
   Distribution and/or Service (12b-1) Fees                                     0.25%
   Shareholder Servicing Fee                                                    0.25%
   Other Expenses (3)                                                           0.15%
   ------------------                                                           -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                         0.65%
   UNDERLYING PORTFOLIO EXPENSES (4)                                            1.65%
   TOTAL ANNUAL FUND OPERATING AND INDIRECT EXPENSES                            2.30%

(1) The table summarizes the aggregate expenses of the Fund and the Portfolio and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2) The Fund does not pay the Portfolio Manager a Management Fee directly, but the Fund's Shareholders bear an indirect share of this fee through the Fund's investment in the Portfolio. For its provision of services to the Portfolio, the Investment Manager receives an annual Management Fee equal to 1.50% of the Portfolio's net assets, which will be subject to a fee adjustment (the "Management Fee Adjustment") beginning April 1, 2003 based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee will be calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment will be determined in accordance with the following scale.

      --------------------------------- ------------------------------ -------------------------------------
      Return for the Prior 12 - Month
                  Period                  Management Fee Adjustment             Net Management Fee
      --------------------------------- ------------------------------ -------------------------------------
              Less than 6.00%                      - 0.50%                            1.00%

              6.00% to 25.00%                       -----                             1.50%

            Greater than 25.00%                     0.50%                             2.00%

(3) The annual Other Expenses are estimated for the current fiscal year based on net assets of the Fund of $10 million. The Investment Manager has contractually agreed to waive fees and reimburse the Fund's "Other Expenses" so that they do not exceed 0.15% until May 1, 2004.

(4) The Fund's shareholders indirectly bear the expenses of the Portfolio. The Portfolio's Investment Manager has contractually agreed to waive fees and reimburse expenses in order to keep "Other Expenses" of the Portfolio from exceeding 0.15% through December 31, 2003 and expects to continue this waiver thereafter through May 1, 2005.

EXAMPLE:

You would pay the following expenses (including a Management Fee) on a $1,000 investment, assuming a 5% annual return:

1 YEAR                     $28

3 YEARS                    $136

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund's organizational and offering expenses as well as the Portfolio's Management Fee Adjustment are not reflected in the example. Moreover, the Fund's actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the Management Fee and the Portfolio's Management Fee Adjustment.

IN ADDITION TO THE DIRECT AND INDIRECT EXPENSES SET FORTH ABOVE, SHAREHOLDERS WILL BEAR AN INDIRECT SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS.

FUND MANAGER

The Fund and the Portfolio have the same Investment Manager. The Portfolio's investment portfolio is managed by the Investment Manager. Gary Shugrue, who has over twenty years investment experience, serves as Chief Investment Officer of the Investment Manager and is primarily responsible for managing the Fund's assets. Prior to founding the Investment Manager, Mr. Shugrue served as the Chief Operating Officer for Double Agent, LLC, from September 2000 until August 2001. Previously, he was General Partner of Argos Advisors, the manager of a family of hedge funds, from June 1988 until September 2000. During his tenure at Argos Advisors, Mr. Shugrue was primarily responsible for operations, investment strategy and marketing for the firm. Mr. Shugrue received his B.S. degree in Accounting from Villanova University, and his MBA from the University of Pennsylvania - Wharton School.

BOARD OF TRUSTEES

The Board of Trustees of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. The Board of Directors of the Portfolio (the "Portfolio's Board of Directors") has overall responsibility for management and supervision of the operations of the Portfolio. The Fund and the Portfolio have the same Board members. The initial Trustees serving on the Board have been elected by the organizational Trustee of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Trustees then serving have been elected by the Shareholders. The Board may call a meeting of Members to fill any vacancy in the position of a Trustee, and will do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving on the Board.

INVESTMENT OBJECTIVE AND GOALS

The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. Rather than invest in securities or Underlying Funds directly, the Fund seeks to achieve its investment objective by using the "master fund/feeder fund" structure. Under that structure, the Fund and other investment companies with the same investment objective invest their assets in another investment company (the Portfolio) having the same investment objective and substantially the same investment policies as the Fund. The purpose of this arrangement is to achieve greater operational efficiencies and to provide certain tax characteristics for target Shareholders. The Fund's investment experience will correspond directly to the investment experience of the Portfolio.

The Fund invests all of its net investable assets in the Portfolio. The Portfolio attempts to achieve its objective through the allocation of its assets among Underlying Funds. The Investment Manager will invest the Portfolio's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

The Investment Manager may invest the Portfolio's assets in Underlying Funds that follow various investment strategies. The Underlying Funds may invest in various securities and financial instruments, including, but not limited to, securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, foreign currency forward contracts, and in private, asset-backed investments such as real estate mortgages and tax liens.

The Investment Manager is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Portfolio's assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Portfolio's assets will be allocated in a manner so that no more than 15% of the Portfolio's net asset value will be invested in any one Underlying Fund. The Investment Manager may also invest the Portfolio's assets in cash, U.S. government securities and repurchase agreements.

The investment objectives of the Fund and the Portfolio are non-fundamental. Thus, either the Fund or the Portfolio may change its investment objective without a vote of the Fund's Shareholders or the Portfolio's Members, respectively. Furthermore, except as otherwise indicated, the Fund's and the Portfolio's investment policies and restrictions are not fundamental and may be changed without a vote of the Fund's Shareholders or the Portfolio's Members, respectively.

THE FUND'S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND'S OR THE PORTFOLIO'S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Manager believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund's and the Portfolio's investment objective.

The Investment Manager intends to allocate the Portfolio's capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Manager will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund's and the Portfolio's investment objective.

Generally, the Underlying Funds held by the Portfolio will use one of three basic types of investment strategies: Opportunistic, Relative Value and Event Driven.

OPPORTUNISTIC. This strategy combines long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. Opportunistic strategies aim at seizing opportunities in both rising and falling markets. Opportunistic strategies cover a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Opportunistic strategies include holding both long and short positions, short-selling only and stock picking.

RELATIVE VALUE. In using a relative value strategy, portfolio managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from mispriced securities and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. Relative value strategies are not dependent on the general direction of market movements, and often involve arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing.

EVENT-DRIVEN. This strategy relies on the anticipated occurrence of particular corporate events, such as mergers and acquisitions, liquidation, reorganization or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although market conditions may affect the supply of opportunities in particular styles. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.

RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

RISKS ASSOCIATED WITH THE FUND:

RELIANCE ON THE INVESTMENT MANAGER. The likelihood that Shareholders will realize income or gain from investing in the Fund will depend on the investment performance of the Portfolio. The likelihood that the Portfolio will realize income or gain from its investments will depend on the selection and monitoring of Underlying Funds by the Investment Manager and the acumen and expertise of its Chief Investment Officer, Gary Shugrue. If Mr. Shugrue were to cease working for the Investment Manager, the Investment Manager may not be able to hire a qualified replacement, or may require an extended period of time to do so.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other

Accounts. The Investment Manager and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Fund charges.

MASTER/FEEDER STRUCTURE. The Portfolio may accept investments from other investors (including other feeder funds), in addition to the Fund. Because each feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund will have more voting power than the Fund over the operations of the Portfolio. If other feeder funds tender for a significant portion of their shares in a repurchase offer, the assets of the Portfolio will decrease. This could cause the Fund's expense ratio to increase to the extent contributions to the Portfolio do not offset the cash outflows.

LIMITED LIQUIDITY FOR SHAREHOLDERS. The Fund is a closed-end investment company designed primarily for long-term investors. Units of the Fund will not be traded on any securities exchange or other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited semi-annual repurchase offers. Furthermore, such limited liquidity for Fund shareholders will generally be subject to or controlled by decisions made by the Portfolio's Board of Directors.

LIMITED ABILITY TO EXAMINE OR VERIFY THE VALUATIONS PROVIDED BY THE UNDERLYING FUNDS. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the determination of net asset value of the Fund is conclusive.

NO OPERATING HISTORY. The Fund has no operating history on which you might evaluate its performance. There can be no assurance that the Fund's investment objective will be realized or that the Fund's investment strategy will prove successful. No assurance can be given that the Fund's investments in the Portfolio will generate any income or appreciate in value.

TAX CONSIDERATIONS AND DELAYED TAX REPORTING. The tax aspects of an investment in the Fund are complicated and you should have them reviewed by professional advisors familiar with your personal tax situation and with the tax laws and regulations applicable to you and investment funds.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to its Shareholders, the Portfolio must receive information on a timely basis from the Underlying Funds. An Underlying Fund's delay in providing this information could delay the Portfolio's preparation of tax information for Members, including the Fund. As explained below, a delay in the receipt of such information might have an effect on the Fund's ability to maintain its election as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

TAX LIABILITY AND BORROWINGS. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. In order to qualify as such, the Fund must, among other things, (a) distribute with respect to each taxable year at least 90% of the sum of the Fund's taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year (the "Distribution Test"), and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses ((i) and (ii) together, the "Diversification Test"). By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed in a timely manner to Shareholders.

The Fund may make short-term investments in U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund's total assets will meet the Diversification Test, and then sell such U.S. Government securities immediately following the end of each such fiscal quarter. The Fund expects that it will enter into a line of credit in order to make the quarterly purchases of U.S. Government securities. The Investment Company Act provides that the value of the investment company's total indebtedness may not exceed one-third of the value of its total assets, including indebtedness (the "Asset Coverage Requirement"). This borrowing and any other borrowing of the Fund would be subject to the Asset Coverage Requirement. In the event that the asset coverage declines to less than the Asset Coverage Requirement, the Fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. Money borrowed under this line of credit will be subject to interest costs that may or may not be recovered by appreciation of or income from the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, either of which requirements would increase the cost of borrowing over the stated interest rate. In the event that the Fund incurs debt to fund repurchases of Shares, the Asset Coverage Requirement and the foregoing risks would be applicable to such borrowing, except that since the proceeds from the borrowing will be used for repurchases of Shares, no securities will be purchased with such proceeds to offset the expenses of the borrowing.

If the Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Shareholders as ordinary income. If the Fund fails to meet the Diversification Test as of its first fiscal quarter end, the Fund will not be able to qualify at a later date. In addition, if the Fund should fail to meet the Diversification Test as of any other fiscal quarter end, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The Fund must receive timely and accurate information from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, in order for the Fund to satisfy the Distribution Test. Although the Fund intends to estimate the amount of distributions it needs to make to satisfy the Distribution Test in any taxable year if the Underlying Funds delay providing such information to the Portfolio or provides inaccurate information, the Fund may not satisfy the Distribution Test and thus may fail to qualify as a regulated investment company in that taxable year.

Also, a regulated investment company that qualifies for special tax treatment under the Code but fails to distribute a sufficient amount of its ordinary income and net capital gain income is subject to a 4% excise tax on such undistributed amounts. The Fund generally must receive information on a timely basis from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, to make sufficient distributions to avoid the imposition of this 4% excise tax. Although the Fund intends to estimate the amount of distributions it must made to avoid the excise tax, if the Portfolio delays providing this information to the Fund, or the Underlying Funds delay providing this information to the Portfolio, or if there are differences between the taxable year of the Fund and that of the Portfolio or the Underlying Funds, the Fund may not be able to make distributions sufficient to avoid the imposition of the excise tax.

RISKS ASSOCIATED WITH THE PORTFOLIO:

ILLIQUIDITY OF PORTFOLIO'S HOLDINGS. The Portfolio intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Portfolio and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Portfolio as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Manager or the portfolio manager invests a larger percentage of one or more of the Other Accounts' respective assets than the Portfolio's assets. The Investment Manager also may consider participation by its Other Accounts in investment opportunities that the Investment Manager does not intend to invest, or which are contrary to investments made, on behalf of the Portfolio, or vice versa. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Portfolio charges.

UNDERLYING FUND SELECTION, MONITORING AND CONCENTRATION. The Investment Manager will follow a systematic screening, due diligence and monitoring process of Underlying Funds and will select managers on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies. Although the Investment Manager will seek to select only Underlying Funds with managers who will invest the Portfolio's assets with the highest level of integrity, the Investment Manager will have no control over the day-to-day operations of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to these standards.

LIMITED LIQUIDITY FOR MEMBERS. The Portfolio is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited semi-annual repurchase offers.

LIMITED OPERATING HISTORY. The Portfolio has only limited operating history on which you might evaluate its performance. There can be no assurance that the Portfolio's investment objective will be realized or that the Portfolio's investment strategy will prove successful. No assurance can be given that the Portfolio's investment portfolio will generate any income or appreciate in value.

SPECIAL RISKS OF THE PORTFOLIO'S FUND OF FUNDS STRUCTURE. The Underlying Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Fund and the Portfolio will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which it is obligated irrespective of the performance of the other Underlying Funds and the Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from the Fund and its Shareholders, even if the Fund's and the Portfolio's overall investment return is negative.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS:

MARKET RISKS. The profitability of a significant portion of the Portfolio's investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

SMALL CAP SECURITIES. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

LEVERAGE; BORROWING. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund's investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund's performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

HEDGING STRATEGIES. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to "hedge" or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing these strategies.

FOREIGN INVESTMENTS. An Underlying Fund may invest in foreign securities that are generally denominated in foreign currencies, and American Depository Receipts ("ADRs") traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information about issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

RESTRICTED SECURITIES. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

PERFORMANCE FEES. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

PORTFOLIO TURNOVER. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The Underlying Funds will incur brokerage commissions and other transaction costs that generally will be higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See "Taxes" in the Fund's SAI.

For additional information regarding Risk Factors, please see the Fund's SAI.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, the Fund may not:

(1) invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund's investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

(4) underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an "in kind" distribution.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

(6) purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(7) purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund. As a matter of fundamental policy, the Portfolio may not:

(1) invest more than 15% of its net assets in any one Underlying Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio's investments in Underlying Funds.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

(4) underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

(6) purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

(7) purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING - SHARES OF THE FUND

$100,000,000 in Shares will be offered at an initial offering price of $5,000 per Share to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. Investors must subscribe for Shares in an amount that equals or exceeds $25,000. Additional subscriptions for Shares will be subject to a minimum investment amount of $10,000.

The Fund expects to hold an initial closing on or about April 1, 2003 (the "Initial Closing Date"). Additional closings are expected to occur on the first business day of each month thereafter. The Fund will not commence operations until such time as $250,000 in Shares have been purchased. Pending investment by the Fund, the proceeds may be invested in high quality, short-term securities or placed in an interest-bearing account.

INVESTOR QUALIFICATIONS

Shares will only be sold to Accredited Investors who have a net worth, either as individuals or collectively with their spouses, of more than $1,500,000 OR who invest at least $750,000 in the Fund and/or other funds managed by the Investment Manager. See "Plan of Distribution - Investor Qualifications" in the SAI.

PLACEMENT AGENT

Turner Investment Distributors, Inc. (the "Placement Agent") acts as the distributor for the Shares on a best efforts basis, pursuant to the terms of a Placement Agent Agreement with the Fund. The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to its Shares that allows the Fund to pay annual distribution and service fees up to a total of 0.50% of the Fund's average daily net assets.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Shares are not transferable. Persons who purchase Shares ("Shareholders") will have no right to require the Fund to permit a transfer of their Shares. See "Redemptions, Repurchases of Shares and Transfers" in the SAI for additional information.

REDEMPTIONS AND REPURCHASES OF SHARES

NO RIGHT OF REDEMPTION. No Shareholder or other person holding a Share will have the right to require the Fund to redeem that Share or portion thereof. There is no public market for Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below and more fully in the SAI.

REPURCHASES OF SHARES. The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as they establish. In determining whether the Fund should offer to repurchase Shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders prior to March 31, 2004. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders beginning twice each year, effective March 31 and September
30. The Board will recommend the repurchase of Shares from Shareholders of the Fund only if the Portfolio makes an offer to repurchase.

CALCULATION OF NET ASSET VALUE

The Administrator (as defined below) will calculate the net asset value per Share in dollars as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard Time) on the last business day of each Allocation Period (defined below), unless the calculation of the net asset value has been suspended. The net asset value for the Fund is equal to the Fund's proportionate interest in the net assets of the Portfolio, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund.

The Fund's net asset value per Share will be based on the net asset value of the Fund and will be determined by dividing the net asset value of the Fund by the number of Shares outstanding. Except as otherwise provided, the net asset value per Share will be determined by the Administrator and published or made available at the office of the Fund at the end of each Allocation Period based on the price availability of the Portfolio, subject to reasonable delays (I.E., delays the Portfolio may encounter in receiving the net asset value of the Underlying Funds).

The net asset value for the Portfolio is comprised of the net asset value of the Underlying Funds in which the Portfolio invests, less the expenses and liabilities of the Portfolio, and other assets in which the Portfolio invests. Special situations affecting the calculation of net asset value may arise from time to time. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the Administrator's determination of net asset value of the Fund is conclusive.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a series of ACP Funds Trust. ACP Funds Trust is organized as a statutory trust established under Delaware law pursuant to a Declaration of Trust dated October 31, 2002, and is registered under the 1940 Act. The Trustees of the Fund are responsible for the overall management and supervision of its affairs. The Fund currently has one class of shares of beneficial interest that may be issued in an unlimited number by the Trustees. There are no annual meetings of Shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time. Shareholders are entitled to one vote for each full Share held. Fractional Shares may be voted proportionately. Each Share participates ratably with all other outstanding Shares in the Fund's profits and losses and has the redemption rights described above. No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

DISTRIBUTIONS

The Fund intends to declare daily and distribute annually substantially all of its net investment income. Net capital gains, if any, will be distributed at least annually.

MANAGEMENT FEE

The Fund will not pay a Management Fee directly to the Investment Manager. The Fund will pay its proportionate share of the

Portfolio's Management Fee. Pursuant to its Investment Management Agreement with the Portfolio, the Investment Manager is entitled to receive an annual management fee (the "Management Fee"). The Management Fee is equal to 1.50% of the Portfolio's net assets and is subject to an adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee is calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment is determined in accordance with the following scale:

   RETURN FOR
   PRIOR 12 -       MANAGEMENT FEE      NET MANAGEMENT
 MONTH PERIOD+       ADJUSTMENT+             FEE+

Less than 6.00%        - 0.50%              1.00%

6.00% to 25.00%         -----               1.50%

  Greater than
     25.00%             0.50%               2.00%

+ Annualized

For example, if the annual return of the Portfolio is 30% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 2.00% of the Portfolio's net assets.

For purposes of determining the Management Fee, net assets of the Portfolio will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The Management Fee presents risks that are not present in investment funds that do not make allocations based on the performance of such funds. The overall fees payable by the Shareholders, including their proportionate share of the Portfolio's Management Fee, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Shareholders. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests.

INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Manager and each of its directors, managing members and officers, and each person, if any, who controls the Investment Manager, against any loss, etc., based upon an assertion that the registration statement, prospectus, member reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Manager or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Manager. The indemnification provisions in the Investment Management Agreement will be limited by applicable state and federal laws.

TAXES

The following discussion is only a summary of certain of the tax considerations generally applicable to investments in the Fund and is not intended to provide tax or other financial advice to anyone. Prospective investors should consult their own tax advisers with specific reference to their own situation as it relates to an investment in the Fund.

The Fund will be treated as a corporation for federal income tax purposes. As noted above, the Fund intends to qualify as a regulated investment company eligible for special tax treatment under Subchapter M of the Code. If the Fund so qualifies, it will not be subject to federal income tax on income and gains distributed in a timely manner to its Shareholders. To qualify for the special treatment accorded regulated investment companies and their shareholders, the Fund must satisfy certain diversification and distribution requirements (as described above in "Risk Factors Associated With the Fund -- Tax Liability and Borrowings"). The Fund intends to diversify its holdings so that at the end of each fiscal quarter, the Fund meets the diversification requirements. To satisfy the distribution requirements, the Fund intends to distribute with respect to each taxable year substantially all of its net investment income, net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Income dividends and short-term capital gain distributions are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as ordinary income. Long-term capital gain distributions from the Fund are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as long-term capital gains regardless of how long a Shareholder has owned Shares of the Fund. Distributions are taxable to a Shareholder of the Fund (unless such Shareholder is not subject to tax on its income) even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder). Dividends and capital gain distributions will automatically be reinvested in additional Shares of the Fund on the record date thereof unless a Shareholder has elected to receive cash. Distributions are taxable as described above regardless of whether they are distributed in cash or additional Shares. An investment in the Fund may in some circumstances result in liability for Federal alternative minimum tax for Shareholders. Based on the Fund's structure, it is not anticipated that distributions to Shareholders will constitute unrelated business taxable income ("UBTI").

From time to time the Fund may offer to repurchase Shares. A Shareholder who tenders all Shares held, or Shares considered to be held under certain attribution rules of the Code, will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, the Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In this case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the

Fund. Likewise, if the Fund redeems some but not all of the Shares held by a Shareholder and the Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that the non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

The Fund's transfer agent will send each Shareholder and the Internal Revenue Service (the "IRS") an annual statement detailing federal tax information, including information about dividends and distributions paid to the Shareholder during the preceding year. This information will be based on information then available to the Fund, but could be revised based upon additional or revised information that subsequently becomes available to the Fund. If the Fund revises annual tax statements sent to its Shareholders, Shareholders may be required to amend their tax returns to reflect the revised information.

The foregoing discussion summarizes certain U.S. federal income tax considerations for general information only. Before investing, prospective investors should consult their own tax advisers regarding the specific federal tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax law and proposed law changes.

ERISA PLANS AND OTHER TAX QUALIFIED PLANS

Investors subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and other tax-qualified plans, including individual retirement accounts ("IRAs"), Keogh plans and other plans subject to the Code's prohibited transaction rules may purchase Shares in the Fund. Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of any plan investing in the Fund for purposes of ERISA's fiduciary duties or the prohibited transaction provisions under either the Code or ERISA. Accordingly, neither the Investment Manager nor any of its affiliates will be fiduciaries with respect to the plans investing in the Fund based solely on the Investment Manager's management of the Fund's assets. Nevertheless, investment in the Fund by an ERISA plan or a tax-qualified plan requires special consideration. Trustees and administrators of such entities are urged to review carefully the ERISA Considerations section of the Statement of Additional Information.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Portfolio on a timely basis, the Fund's annual audited report may be delayed and the Shareholders may need to seek extensions of the deadline to file their tax returns.

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT

PFPC Trust Company (the "Custodian") serves as the primary custodian of the Fund's and the Portfolio's assets, and may maintain custody of the Fund's and the Portfolio's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Fund and the Portfolio are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808 .

AUDITOR

Ernst & Young LLP serves as the independent auditors of the Fund. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP acts as legal counsel to the Fund. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

ADMINISTRATOR

PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the administrator for the Fund and the Portfolio. PFPC provides general management related services, including those relating to valuation of the Fund's and the Portfolio's assets. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

ADDITIONAL INFORMATION

This Memorandum does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC's website (WWW.SEC.GOV) for no charge.

Statements contained in this Memorandum as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Memorandum forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (800) 224-6312 or writing: ACP Funds Trust, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL DESCRIPTION OF THE TRUST

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

INVESTMENT RESTRICTIONS

RISK FACTORS

FEES & EXPENSES

SHARES OF THE FUND

PLAN OF DISTRIBUTION

USE OF PROCEEDS

REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS

MANAGEMENT OF THE FUND

CODE OF ETHICS

BROKERAGE PRACTICES

VOTING

TAXES

ERISA CONSIDERATIONS

DESCRIPTION OF SHARES

LIMITATION OF TRUSTEES' LIABILITY

OTHER SERVICE PROVIDERS

FISCAL YEAR

EXHIBIT A - SUBSCRIPTION AGREEMENT

EXHIBIT B - SUBSCRIPTION QUESTIONNAIRE

                                                   Memorandum Number:___________

                    CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM

                      ACP ADVANTAGE CONTINUUM RETURN FUND,
             A SERIES OF ACP FUNDS TRUST, A DELAWARE STATUTORY TRUST

               A PRIVATE OFFERING OF UNITS OF BENEFICIAL INTEREST

                                  $100,000,000

                         ASCENDANT CAPITAL PARTNERS, LLC
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                               INVESTMENT MANAGER

                            -------------------------

                      TURNER INVESTMENT DISTRIBUTORS, INC.
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                                 PLACEMENT AGENT

                                  APRIL 1, 2003

THESE SECURITIES ARE SUBJECT TO A HIGH DEGREE OF RISK. SEE "RISK FACTORS".

THIS MEMORANDUM IS BEING FURNISHED BY THE FUND SOLELY FOR USE BY YOU IN EVALUATING THE OFFERING AND THE FUND. THE INVESTMENT MANAGER WILL NOT RECEIVE ANY COMMISSIONS OR FEES FOR THE SALE OF SHARES BUT, AS THE INVESTMENT MANAGER OF THE FUND AND THE PORTFOLIO (AS DEFINED BELOW), IT WILL RECEIVE COMPENSATION FOR MANAGING THE FUND AND THE PORTFOLIO.

THESE SECURITIES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OR THE SECURITIES LAWS OF ANY STATE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") OR BY ANY STATE SECURITIES ADMINISTRATOR, NOR HAS THE SEC OR ANY STATE SECURITIES ADMINISTRATOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS MEMORANDUM OR DETERMINED WHETHER THIS MEMORANDUM IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES ARE SUBJECT TO SIGNIFICANT RESTRICTIONS ON REDEEMABILITY, TRANSFERABILITY AND RESALE. IT IS NOT EXPECTED THAT THE SHARES WILL BE LISTED ON A SECURITIES EXCHANGE OR THAT ANY PUBLIC MARKET FOR THE SHARES WILL EXIST. WITH VERY LIMITED EXCEPTIONS, SHARES ARE NOT TRANSFERABLE AND LIQUIDITY WILL BE PROVIDED ONLY THROUGH LIMITED SEMI-ANNUAL REPURCHASE OFFERS. AS A RESULT, INVESTORS MAY BE REQUIRED TO BEAR THE FINANCIAL RISKS OF THIS INVESTMENT FOR A SUBSTANTIAL PERIOD OF TIME.

THE INFORMATION IN THIS MEMORANDUM IS FURNISHED ON A CONFIDENTIAL BASIS EXCLUSIVELY FOR YOUR USE AND RETENTION AND, BY ACCEPTING THIS MEMORANDUM, YOU AGREE NOT TO TRANSMIT, REPRODUCE OR MAKE AVAILABLE TO ANY OTHER PERSON (OTHER THAN YOUR LEGAL, TAX, ACCOUNTING AND OTHER ADVISORS) ALL OR ANY PART OF THIS MEMORANDUM WITHOUT THE FUND'S EXPRESS WRITTEN PERMISSION.

THIS IS A PRIVATE OFFERING. THE FUND IS AVAILABLE ONLY TO INVESTORS WHO ARE "ACCREDITED INVESTORS" UNDER REGULATION D PROMULGATED BY THE SEC UNDER THE SECURITIES ACT. EACH INVESTOR MUST ALSO HAVE A NET WORTH OF $1.5 MILLION OR MORE, SUBJECT TO CERTAIN EXCEPTIONS. EACH INVESTOR MUST HAVE SUCH KNOWLEDGE AND EXPERIENCE IN FINANCIAL AND BUSINESS MATTERS THAT SUCH INVESTOR IS CAPABLE OF EVALUATING THE MERITS AND RISKS OF THIS INVESTMENT AND MUST BE ABLE TO BEAR THE ECONOMIC

RISKS OF THIS INVESTMENT. NO OFFERING IS BEING MADE HEREBY TO ANY PERSON WHO HAS NOT FURNISHED TO THE FUND A COMPLETED AND SIGNED SUBSCRIPTION QUESTIONNAIRE IN THE FORM ATTACHED AS EXHIBIT C OF THIS MEMORANDUM AND WHO IS NOT SHOWN BY SUCH SUBSCRIPTION QUESTIONNAIRE TO BE ELIGIBLE FOR THIS OFFERING. SEE "PLAN OF DISTRIBUTION - INVESTOR QUALIFICATIONS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE FUND RESERVES THE RIGHT TO ACCEPT OR REJECT ANY SUBSCRIPTION TO PURCHASE SHARES.

THIS OFFERING WILL CONTINUE UNTIL TERMINATED BY THE FUND. SEE "PLAN OF DISTRIBUTION" IN THE STATEMENT OF ADDITIONAL INFORMATION. TURNER INVESTMENT DISTRIBUTORS, INC. WILL RESPOND TO ANY QUESTIONS YOU OR YOUR ADVISORS MAY HAVE CONCERNING THIS OFFERING AND WILL MAKE AVAILABLE FOR EXAMINATION BY YOU OR YOUR ADVISORS SUCH RECORDS AND FILES IN ITS POSSESSION AS MAY BE PERTINENT TO YOUR DECISION WHETHER TO INVEST IN SHARES.

THE TERMS AND CONDITIONS OF THIS OFFERING, THE RIGHTS, PREFERENCES, PRIVILEGES AND RESTRICTIONS OF SHARES AND THE RIGHTS AND LIABILITIES OF THE FUND, THE FUND'S BOARD OF TRUSTEES AND THE SHAREHOLDERS WILL BE GOVERNED BY THE FUND'S DECLARATION OF TRUST (THE "DECLARATION OF TRUST") AND THE SUBSCRIPTION AGREEMENT BETWEEN EACH SHAREHOLDER AND THE FUND, THE FORMS OF WHICH ARE INCLUDED IN THIS MEMORANDUM AS EXHIBITS A AND B AND INCORPORATED HEREIN BY REFERENCE, AND THE DESCRIPTION OF ANY SUCH MATTERS IN THE TEXT OF THIS MEMORANDUM IS SUBJECT TO AND QUALIFIED IN ITS ENTIRETY BY REFERENCE TO SUCH EXHIBITS. THIS MEMORANDUM, WHICH INCLUDES ALL OF THE EXHIBITS ATTACHED HERETO, SHOULD BE REVIEWED CAREFULLY BY EACH OFFEREE AND EACH OFFEREE'S LEGAL, ACCOUNTING AND TAX ADVISORS PRIOR TO MAKING ANY DECISION CONCERNING AN INVESTMENT IN UNITS.

SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

CAPITALIZED TERMS USED THAT ARE HEREIN AND ARE NOT OTHERWISE DEFINED WILL HAVE THE SAME MEANING AS DEFINED IN THE DECLARATION OF TRUST.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL DESCRIPTION OF THE FUND..............................................  1

INVESTMENT MANAGER...........................................................  1

FEES AND EXPENSES............................................................  2

FUND MANAGER.................................................................  4

BOARD OF TRUSTEES............................................................  4

INVESTMENT OBJECTIVE AND GOALS...............................................  4

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS......................  5

RISK FACTORS.................................................................  6

INVESTMENT RESTRICTIONS.....................................................  12

THE OFFERING - SHARES OF THE FUND...........................................  14

INVESTOR QUALIFICATIONS.....................................................  14

PLACEMENT AGENT.............................................................  14

RESTRICTIONS ON TRANSFERS...................................................  14

REDEMPTIONS AND REPURCHASES OF SHARES.......................................  14

CALCULATION OF NET ASSET VALUE..............................................  15

ORGANIZATION AND DESCRIPTION OF SHARES......................................  15

DISTRIBUTIONS...............................................................  16

MANAGEMENT FEE..............................................................  16

FUND EXPENSES...............................................................  16

INDEMNIFICATION.............................................................  16

TAXES.......................................................................  17

ERISA PLANS AND OTHER TAX QUALIFIED PLANS...................................  18

PERIODIC REPORTS............................................................  18

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT........................  19

AUDITOR.....................................................................  19

LEGAL COUNSEL...............................................................  19

ADMINISTRATOR...............................................................  19

ADDITIONAL INFORMATION......................................................  19

                                TABLE OF CONTENTS
                                   (continued)
                                                                            PAGE

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................. 19

                       ACP ADVANTAGE CONTINUUM RETURN FUND

                          UNITS OF BENEFICIAL INTEREST

                                  $100,000,000

GENERAL DESCRIPTION OF THE FUND

ACP Advantage Continuum Return Fund (the "Fund") is a series of ACP Funds Trust, a newly-formed Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's units of beneficial interest ("Shares") are not registered under the Securities Act of 1933, as amended (the "Securities Act").

The Fund generally invests all of its assets in ACP Continuum Return Fund II, LLC (the "Portfolio"), under a master/feeder structure. Units of beneficial interest in the Portfolio ("Units") are not registered under the Securities Act. In addition, and as described more fully below in "Risk Factors - Tax Liability and Borrowings," the Fund may periodically make short-term investments in U.S. Government securities.

The Fund's and the Portfolio's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. The Fund attempts to achieve this objective by investing all of its net investable assets in the Portfolio. The Portfolio attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). Ascendant Capital Partners, LLC will invest the Portfolio's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

INVESTMENT MANAGER

Ascendant Capital Partners, LLC will serve as investment manager ("Investment Manager") to the Fund and currently serves as Investment Manager to the Portfolio. Each of the Fund and the Portfolio has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), under which the Investment Manager is responsible for formulating a continuing investment program for the Fund and the Portfolio, respectively.

The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. It is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). Turner and its affiliates provide a wide range of investment advisory services to individual and institutional clients, including investment companies registered under the Investment Company Act. The principal business address of the Investment Manager is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. As of December 31, 2002, the Investment Manager and its affiliates, including Turner, managed assets of approximately $8 billion.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear, either directly or indirectly through the Fund's investment in the Portfolio.

-------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------
   Sales load (as a percentage of offering price)                                None
   Unit Repurchase Fees                                                          None
   Dividend Reinvestment and Cash Purchase Plan Fees                             None

-------------------------------------------------------------------------------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES) (1)
-------------------------------------------------------------------------------------------
   Management Fee (2)                                                           0.00%
   Distribution (12b-1) Fees                                                    0.75%
   Shareholder Servicing Fee                                                    0.25%
   Other Expenses (3)                                                           0.15%
   ------------------                                                           -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                         1.15%
   UNDERLYING PORTFOLIO EXPENSES (4)                                            1.40%
   TOTAL ANNUAL FUND OPERATING AND INDIRECT EXPENSES                            2.55%

(1) The table summarizes the aggregate expenses of the Fund and the Portfolio and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2) The Fund does not pay the Portfolio Manager a Management Fee directly, but the Fund's Shareholders bear an indirect share of this fee through the Fund's investment in the Portfolio. For its provision of services to the Portfolio, the Investment Manager receives an annual Management Fee equal to 1.25% of the Portfolio's net assets, which will be subject to a fee adjustment (the "Management Fee Adjustment") beginning April 1, 2003, based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee is calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment is determined in accordance with the following scale.

      --------------------------------- ------------------------------- ------------------------------------
      Return for the Prior 12 - Month
                  Period                  Management Fee Adjustment             Net Management Fee
      --------------------------------- ------------------------------- ------------------------------------
              Less than 6.00%                      - 0.50%                             0.75%

              6.00% to 12.00%                       -----                              1.25%

            Greater than 12.00%                     0.50%                              1.75%

(3) The annual Other Expenses are estimated for the current fiscal year based on net assets of the Fund of $10 million. The Investment Manager has contractually agreed to waive fees and reimburse the Fund's "Other Expenses" so that they do not exceed 0.15% through May 1, 2004.

(4) The Fund's Shareholders indirectly bear the expenses of the Portfolio. The Portfolio's Investment Manager has contractually agreed to waive fees and reimburse expenses in order to keep "Other Expenses" of the Portfolio from exceeding 0.15% through December 31, 2003 and expects to continue this waiver thereafter through May 1, 2005.

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR            $30

3 YEARS           $143

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund's organizational and offering expenses as well as the Portfolio's Management Fee Adjustment are not reflected in the example. Moreover, the Fund's actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the Management Fee and the Portfolio's Management Fee Adjustment.

IN ADDITION TO THE DIRECT AND INDIRECT EXPENSES SET FORTH ABOVE, SHAREHOLDERS WILL BEAR AN INDIRECT SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS.

FUND MANAGER

The Fund and the Portfolio have the same Investment Manager. The Portfolio's investment portfolio is managed by the Investment Manager. Gary Shugrue, who has over twenty years investment experience, serves as Chief Investment Officer of the Investment Manager and is primarily responsible for managing the Fund's assets. Prior to founding the Investment Manager, Mr. Shugrue served as the Chief Operating Officer for Double Agent, LLC, from September 2000 until August 2001. Previously, he was General Partner of Argos Advisors, the manager of a family of hedge funds, from June 1988 until September 2000. During his tenure at Argos Advisors, Mr. Shugrue was primarily responsible for operations, investment strategy and marketing for the firm. Mr. Shugrue received his B.S. degree in Accounting from Villanova University, and his MBA from the University of Pennsylvania - Wharton School.

BOARD OF TRUSTEES

The Board of Trustees of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. The Board of Directors of the Portfolio (the "Portfolio's Board of Directors") has overall responsibility for management and supervision of the operations of the Portfolio. The Fund and the Portfolio have the same Board members. The initial Trustees serving on the Board have been elected by the organizational Trustee of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Trustees then serving have been elected by the Shareholders. The Board may call a meeting of Members to fill any vacancy in the position of a Trustee, and will do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving on the Board.

INVESTMENT OBJECTIVE AND GOALS

The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. Rather than invest in securities or Underlying Funds directly, the Fund seeks to achieve its investment objective by using the "master fund/feeder fund" structure. Under that structure, the Fund and other investment companies with the same investment objective invest their assets in another investment company (the Portfolio) having the same investment objective and substantially the same investment policies as the Fund. The purpose of this arrangement is to achieve greater operational efficiencies and to provide certain tax characteristics for target Shareholders. The Fund's investment experience will correspond directly to the investment experience of the Portfolio.

The Fund invests all of its net investable assets in the Portfolio. The Portfolio attempts to achieve its objective through the allocation of its assets among Underlying Funds. The Investment Manager will invest the Portfolio's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

The Investment Manager has set the following goals that it believes to be critical in achieving the Fund's and the Portfolio's investment objective:

      o Achievement of annual returns that are in excess of the returns earned through investments in short-term fixed income instruments, particularly, the three-month Treasury bill; and

      o Achievement of positive annual returns, regardless of the movement in traditional financial benchmarks.

The Investment Manager may invest the Portfolio's assets in Underlying Funds that follow various investment strategies. The Underlying Funds may invest in various securities and financial instruments, including, but not limited to, securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, foreign currency forward contracts, and in private, asset-backed investments such as real estate mortgages and tax liens.

The Investment Manager is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Portfolio's assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Portfolio's assets will be allocated in a manner so that no more than 15% of the Portfolio's net asset value will be invested in any one Underlying Fund. The Investment Manager may also invest the Portfolio's assets in cash, U.S. government securities and repurchase agreements.

The investment objectives of the Fund and the Portfolio are non-fundamental. Thus, either the Fund or the Portfolio may change its investment objective without a vote of the Fund's Shareholders or the Portfolio's Members, respectively. Furthermore, except as otherwise indicated, the Fund's and the Portfolio's investment policies and restrictions are not fundamental and may be changed without a vote of the Fund's Shareholders or the Portfolio's Members, respectively.

THE FUND'S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND'S OR THE PORTFOLIO'S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Manager believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund's and the Portfolio's investment objective.

The Investment Manager intends to allocate the Portfolio's capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Manager will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund's and the Portfolio's investment objective.

Generally, the Underlying Funds held by the Portfolio will use one of three basic types of investment strategies: Relative Value, Event Driven and Opportunistic.

RELATIVE VALUE. In using a relative value strategy, portfolio managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from mispriced securities and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. Relative value strategies are not dependent on the general direction of market movements, and often involve arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing.

EVENT-DRIVEN. This strategy relies on the anticipated occurrence of particular corporate events, such as mergers and acquisitions, liquidation, reorganization or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although market conditions may affect the supply of opportunities in particular styles. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.

OPPORTUNISTIC. This strategy combines long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. Opportunistic strategies aim at seizing opportunities in both rising and falling markets. Opportunistic strategies cover a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Opportunistic strategies include holding both long and short positions, short-selling only and stock picking.

RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

RISKS ASSOCIATED WITH THE FUND:

RELIANCE ON THE INVESTMENT MANAGER. The likelihood that Shareholders will realize income or gain from investing in the Fund will depend on the investment performance of the Portfolio. The likelihood that the Portfolio will realize income or gain from its investments will depend on the selection and monitoring of Underlying Funds by the Investment Manager and the acumen and expertise of its Chief Investment Officer, Gary Shugrue. If Mr. Shugrue were to cease working for the Investment Manager, the Investment Manager may not be able to hire a qualified replacement, or may require an extended period of time to do so.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Fund charges.

MASTER/FEEDER STRUCTURE. The Portfolio may accept investments from other investors (including other feeder funds), in addition to the Fund. Because each feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund will have more voting power than the Fund over the operations of the Portfolio. If other feeder funds tender for a significant portion of their shares in a repurchase offer, the assets of the Portfolio will decrease. This could cause the Fund's expense ratio to increase to the extent contributions to the Portfolio do not offset the cash outflows.

LIMITED LIQUIDITY FOR SHAREHOLDERS. The Fund is a closed-end investment company designed primarily for long-term investors. Units of the Fund will not be traded on any securities exchange or other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited semi-annual repurchase offers. Furthermore, such limited liquidity for Fund shareholders will generally be subject to or controlled by decisions made by the Portfolio's Board of Directors.

LIMITED ABILITY TO EXAMINE OR VERIFY THE VALUATIONS PROVIDED BY THE UNDERLYING FUNDS. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the determination of net asset value of the Fund is conclusive.

NO OPERATING HISTORY. The Fund has no operating history on which you might evaluate its performance. There can be no assurance that the Fund's investment objective will be realized or that the Fund's investment strategy will prove successful. No assurance can be given that the Fund's investments in the Portfolio will generate any income or appreciate in value.

TAX CONSIDERATIONS AND DELAYED TAX REPORTING. The tax aspects of an investment in the Fund are complicated and you should have them reviewed by professional advisors familiar with your personal tax situation and with the tax laws and regulations applicable to you and investment funds.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to its Shareholders, the Portfolio must receive information on a timely basis from the Underlying Funds. An Underlying Fund's delay in providing this information could delay the Portfolio's preparation of tax information for Members, including the Fund. As explained below, a delay in the receipt of such information might have an effect on the Fund's ability to maintain its election as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

TAX LIABILITY AND BORROWINGS. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. In order to qualify as such, the Fund must, among other things, (a) distribute with respect to each taxable year at least 90% of the sum of the Fund's taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year (the "Distribution Test"), and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses ((i) and (ii) together, the "Diversification Test"). By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed in a timely manner to Shareholders.

The Fund may make short-term investments in U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund's total assets will meet the Diversification Test, and then sell such U.S. Government securities immediately following the end of each such fiscal quarter. The Fund expects that it will enter into a line of credit in order to make the quarterly purchases of U.S. Government securities. The Investment Company Act provides that the value of the investment company's total indebtedness may not exceed one-third of the value of its total assets, including indebtedness (the "Asset Coverage Requirement"). This borrowing and any other borrowing of the Fund would be subject to the Asset Coverage Requirement. In the event that the asset coverage declines to less than the Asset Coverage Requirement, the Fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. Money borrowed under this line of credit will be subject to interest costs that may or may not be recovered by appreciation of or income from the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, either of which requirements would increase the cost of borrowing over the stated interest rate. In the event that the Fund incurs debt to fund repurchases of Shares, the Asset Coverage Requirement and the foregoing risks would be applicable to such borrowing, except that since the proceeds from the borrowing will be used for repurchases of Shares, no securities will be purchased with such proceeds to offset the expenses of the borrowing.

If the Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Shareholders as ordinary income. If the Fund fails to meet the Diversification Test as of its first fiscal quarter end, the Fund will not be able to qualify at a later date. In addition, if the Fund should fail to meet the Diversification Test as of any other fiscal quarter end, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The Fund must receive timely and accurate information from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, in order for the Fund to satisfy the Distribution Test. Although the Fund intends to estimate the amount of distributions it needs to make to satisfy the Distribution Test in any taxable year if the Underlying Funds delay providing such information to the Portfolio or provides inaccurate information, the Fund may not satisfy the Distribution Test and thus may fail to qualify as a regulated investment company in that taxable year.

Also, a regulated investment company that qualifies for special tax treatment under the Code but fails to distribute a sufficient amount of its ordinary income and net capital gain income is subject to a 4% excise tax on such undistributed amounts. The Fund generally must receive information on a timely basis from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, to make sufficient distributions to avoid the imposition of this 4% excise tax. Although the Fund intends to estimate the amount of distributions it must made to avoid the excise tax, if the Portfolio delays providing this information to the Fund, or the Underlying Funds delay providing this information to the Portfolio, or if there are differences between the taxable year of the Fund and that of the Portfolio or the Underlying Funds, the Fund may not be able to make distributions sufficient to avoid the imposition of the excise tax.

RISKS ASSOCIATED WITH THE PORTFOLIO:

ILLIQUIDITY OF PORTFOLIO'S HOLDINGS. The Portfolio intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Portfolio and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Portfolio as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Manager or the portfolio manager invests a larger percentage of one or more of the Other Accounts' respective assets than the Portfolio's assets. The Investment Manager also may consider participation by its Other Accounts in investment opportunities that the Investment Manager does not intend to invest, or which are contrary to investments made, on behalf of the Portfolio, or vice versa. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Portfolio charges.

UNDERLYING FUND SELECTION, MONITORING AND CONCENTRATION. The Investment Manager will follow a systematic screening, due diligence and monitoring process of Underlying Funds and will select managers on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies. Although the Investment Manager will seek to select only Underlying Funds with managers who will invest the Portfolio's assets with the highest level of integrity, the Investment Manager will have no control over the day-to-day operations of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to these standards.

LIMITED LIQUIDITY FOR MEMBERS. The Portfolio is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited semi-annual repurchase offers.

LIMITED OPERATING HISTORY. The Portfolio has only limited operating history on which you might evaluate its performance. There can be no assurance that the Portfolio's investment objective will be realized or that the Portfolio's investment strategy will prove successful. No assurance can be given that the Portfolio's investment portfolio will generate any income or appreciate in value.

SPECIAL RISKS OF THE PORTFOLIO'S FUND OF FUNDS STRUCTURE. The Underlying Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Fund and the Portfolio will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which it is obligated irrespective of the performance of the other Underlying Funds and the Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from the Fund and its Shareholders, even if the Fund's and the Portfolio's overall investment return is negative.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS:

MARKET RISKS. The profitability of a significant portion of the Portfolio's investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

SMALL CAP SECURITIES. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

LEVERAGE; BORROWING. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund's investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund's performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

HEDGING STRATEGIES. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to "hedge" or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing these strategies.

FOREIGN INVESTMENTS. An Underlying Fund may invest in foreign securities that are generally denominated in foreign currencies, and American Depository Receipts ("ADRs") traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information about issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

RESTRICTED SECURITIES. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

PERFORMANCE FEES. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

PORTFOLIO TURNOVER. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The Underlying Funds will incur brokerage commissions and other transaction costs that generally will be higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See "Taxes" in the Fund's SAI.

For additional information regarding Risk Factors, please see the Fund's SAI.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, the Fund may not:

(1) invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund's investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

(4) underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an "in kind" distribution.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

(6) purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(7) purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund. As a matter of fundamental policy, the Portfolio may not:

(1) invest more than 15% of its net assets in any one Underlying Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio's investments in Underlying Funds.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

(4) underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

(6) purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

(7) purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING - SHARES OF THE FUND

$100,000,000 in Shares will be offered at an initial offering price of $5,000 per Share to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. Investors must subscribe for Shares in an amount that equals or exceeds $25,000. Additional subscriptions for Shares will be subject to a minimum investment amount of $10,000.

The Fund expects to hold an initial closing on or about April 1, 2003 (the "Initial Closing Date"). Additional closings are expected to occur on the first business day of each month thereafter. The Fund will not commence operations until such time as $250,000 in Shares have been purchased. Pending investment by the Fund, the proceeds may be invested in high quality, short-term securities or placed in an interest-bearing account.

INVESTOR QUALIFICATIONS

Shares will only be sold to Accredited Investors who have a net worth, either as individuals or collectively with their spouses, of more than $1,500,000 OR who invest at least $750,000 in the Fund and/or other funds managed by the Investment Manager. See "Plan of Distribution - Investor Qualifications" in the SAI.

PLACEMENT AGENT

Turner Investment Distributors, Inc. (the "Placement Agent") acts as the distributor for the Shares on a best efforts basis, pursuant to the terms of a Placement Agent Agreement with the Fund. The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to its Shares that allows the Fund to pay annual distribution and service fees up to a total of 1.00% of the Fund's average daily net assets.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Shares are not transferable. Persons who purchase Shares ("Shareholders") will have no right to require the Fund to permit a transfer of their Shares. See "Redemptions, Repurchases of Shares and Transfers" in the SAI for additional information.

REDEMPTIONS AND REPURCHASES OF SHARES

NO RIGHT OF REDEMPTION. No Shareholder or other person holding a Share will have the right to require the Fund to redeem that Share or portion thereof. There is no public market for Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below and more fully in the SAI.

REPURCHASES OF SHARES. The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as they establish. In determining whether the Fund should offer to repurchase Shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders prior to September 30, 2003. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders beginning twice each year, effective March 31 and September 30. The Board will recommend the repurchase of Shares from Shareholders of the Fund only if the Portfolio makes an offer to repurchase.

CALCULATION OF NET ASSET VALUE

The Administrator (as defined below) will calculate the net asset value per Share in dollars as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard Time) on the last business day of each Allocation Period (defined below), unless the calculation of the net asset value has been suspended. The net asset value for the Fund is equal to the Fund's proportionate interest in the net assets of the Portfolio, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund.

The Fund's net asset value per Share will be based on the net asset value of the Fund and will be determined by dividing the net asset value of the Fund by the number of Shares outstanding. Except as otherwise provided, the net asset value per Share will be determined by the Administrator and published or made available at the office of the Fund at the end of each Allocation Period based on the price availability of the Portfolio, subject to reasonable delays (I.E., delays the Portfolio may encounter in receiving the net asset value of the Underlying Funds).

The net asset value for the Portfolio is comprised of the net asset value of the Underlying Funds in which the Portfolio invests, less the expenses and liabilities of the Portfolio, and other assets in which the Portfolio invests. Special situations affecting the calculation of net asset value may arise from time to time. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the Administrator's determination of net asset value of the Fund is conclusive.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a series of ACP Funds Trust. ACP Funds Trust is organized as a statutory trust established under Delaware law pursuant to a Declaration of Trust dated October 31, 2002, and is registered under the 1940 Act. The Trustees of the Fund are responsible for the overall management and supervision of its affairs. The Fund currently has one class of shares of beneficial interest which may be issued in an unlimited number by the Trustees. There are no annual meetings of Shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time. Shareholders are entitled to one vote for each full Share held. Fractional Shares may be voted proportionately. Each Share participates ratably with all other outstanding Shares in the Fund's profits and losses and has the redemption rights described above. No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

DISTRIBUTIONS

The Fund intends to declare daily and distribute annually substantially all of its net investment income. Net capital gains, if any, will be distributed at least annually.

MANAGEMENT FEE

The Fund will not pay a Management Fee directly to the Investment Manager. The Fund will pay its proportionate share of the Portfolio's Management Fee. Pursuant to its Investment Management Agreement with the Portfolio, the Investment Manager is entitled to receive an annual management fee (the "Management Fee"). The Management Fee is equal to 1.25% of the Portfolio's net assets and is subject to an adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee is calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment is determined in accordance with the following scale:

   RETURN FOR
   PRIOR 12 -       MANAGEMENT FEE      NET MANAGEMENT
 MONTH PERIOD+       ADJUSTMENT+             FEE+

Less than 6.00%        - 0.50%              0.75%

6.00% to 12.00%         -----               1.25%

  Greater than
     12.00%             0.50%               1.75%

+ Annualized

For example, if the annual return of the Portfolio is 15% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 1.75% of the Portfolio's net assets.

For purposes of determining the Management Fee, net assets of the Portfolio will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The Management Fee presents risks that are not present in investment funds that do not make allocations based on the performance of such funds. The overall fees payable by the Shareholders, including their proportionate share of the Portfolio's Management Fee, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Shareholders. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests.

INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Manager and each of its directors, managing members and officers, and each person, if any, who controls the Investment Manager, against any loss, etc., based upon an assertion that the registration statement, prospectus, member reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Manager or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Manager. The indemnification provisions in the Investment Management Agreement will be limited by applicable state and federal laws.

TAXES

The following discussion is only a summary of certain of the tax considerations generally applicable to investments in the Fund and is not intended to provide tax or other financial advice to anyone. Prospective investors should consult their own tax advisers with specific reference to their own situation as it relates to an investment in the Fund.

The Fund will be treated as a corporation for federal income tax purposes. As noted above, the Fund intends to qualify as a regulated investment company eligible for special tax treatment under Subchapter M of the Code. If the Fund so qualifies, it will not be subject to federal income tax on income and gains distributed in a timely manner to its Shareholders. To qualify for the special treatment accorded regulated investment companies and their shareholders, the Fund must satisfy certain diversification and distribution requirements (as described above in "Risk Factors Associated With the Fund -- Tax Liability and Borrowings"). The Fund intends to diversify its holdings so that at the end of each fiscal quarter, the Fund meets the diversification requirements. To satisfy the distribution requirements, the Fund intends to distribute with respect to each taxable year substantially all of its net investment income, net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Income dividends and short-term capital gain distributions are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as ordinary income. Long-term capital gain distributions from the Fund are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as long-term capital gains regardless of how long a Shareholder has owned Shares of the Fund. Distributions are taxable to a Shareholder of the Fund (unless such Shareholder is not subject to tax on its income) even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder). Dividends and capital gain distributions will automatically be reinvested in additional Shares of the Fund on the record date thereof unless a Shareholder has elected to receive cash. Distributions are taxable as described above regardless of whether they are distributed in cash or additional Shares. An investment in the Fund may in some circumstances result in liability for Federal alternative minimum tax for Shareholders. Based on the Fund's structure, it is not anticipated that distributions to Shareholders will constitute unrelated business taxable income ("UBTI").

From time to time the Fund may offer to repurchase Shares. A Shareholder who tenders all Shares held, or Shares considered to be held under certain attribution rules of the Code, will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, the Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In this case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Shares held by a Shareholder and the Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that the non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

The Fund's transfer agent will send each Shareholder and the Internal Revenue Service (the "IRS") an annual statement detailing federal tax information, including information about dividends and distributions paid to the Shareholder during the preceding year. This information will be based on information then available to the Fund, but could be revised based upon additional or revised information that subsequently becomes available to the Fund. If the Fund revises annual tax statements sent to its Shareholders, Shareholders may be required to amend their tax returns to reflect the revised information.

The foregoing discussion summarizes certain U.S. federal income tax considerations for general information only. Before investing, prospective investors should consult their own tax advisers regarding the specific federal tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax law and proposed law changes.

ERISA PLANS AND OTHER TAX QUALIFIED PLANS

Investors subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and other tax-qualified plans, including individual retirement accounts ("IRAs"), Keogh plans and other plans subject to the Code's prohibited transaction rules may purchase Shares in the Fund. Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of any plan investing in the Fund for purposes of ERISA's fiduciary duties or the prohibited transaction provisions under either the Code or ERISA. Accordingly, neither the Investment Manager nor any of its affiliates will be fiduciaries with respect to the plans investing in the Fund based solely on the Investment Manager's management of the Fund's assets. Nevertheless, investment in the Fund by an ERISA plan or a tax-qualified plan requires special consideration. Trustees and administrators of such entities are urged to review carefully the ERISA Considerations section of the Statement of Additional Information.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Portfolio on a timely basis, the Fund's annual audited report may be delayed and the Shareholders may need to seek extensions of the deadline to file their tax returns.

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT

PFPC Trust Company (the "Custodian") serves as the primary custodian of the Fund's and the Portfolio's assets, and may maintain custody of the Fund's and the Portfolio's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Fund and the Portfolio are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808.

AUDITOR

Ernst & Young LLP serves as the independent auditors of the Fund. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP acts as legal counsel to the Fund. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

ADMINISTRATOR

PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the administrator for the Fund and the Portfolio. PFPC provides general management related services, including those relating to valuation of the Fund's and the Portfolio's assets. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

ADDITIONAL INFORMATION

This Memorandum does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC's website (WWW.SEC.GOV) for no charge.

Statements contained in this Memorandum as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Memorandum forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (800) 224-6312 or writing: ACP Funds Trust, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL DESCRIPTION OF THE TRUST

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

INVESTMENT RESTRICTIONS

RISK FACTORS

FEES & EXPENSES

SHARES OF THE FUND

PLAN OF DISTRIBUTION

USE OF PROCEEDS

REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS

MANAGEMENT OF THE FUND

CODE OF ETHICS

BROKERAGE PRACTICES

VOTING

TAXES

ERISA CONSIDERATIONS

DESCRIPTION OF SHARES

LIMITATION OF TRUSTEES' LIABILITY

OTHER SERVICE PROVIDERS

FISCAL YEAR

EXHIBIT A - SUBSCRIPTION AGREEMENT

EXHIBIT B - SUBSCRIPTION QUESTIONNAIRE

                                                   Memorandum Number:___________

                    CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM

                   ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND,
             A SERIES OF ACP FUNDS TRUST, A DELAWARE STATUTORY TRUST

               A PRIVATE OFFERING OF UNITS OF BENEFICIAL INTEREST
                                  $100,000,000

                         ASCENDANT CAPITAL PARTNERS, LLC
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                               INVESTMENT MANAGER

                            -------------------------

                      TURNER INVESTMENT DISTRIBUTORS, INC.
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                                 PLACEMENT AGENT

                                  April 1, 2003

THESE SECURITIES ARE SUBJECT TO A HIGH DEGREE OF RISK. SEE "RISK FACTORS".

THIS MEMORANDUM IS BEING FURNISHED BY THE FUND SOLELY FOR USE BY YOU IN EVALUATING THE OFFERING AND THE FUND. THE INVESTMENT MANAGER WILL NOT RECEIVE ANY COMMISSIONS OR FEES FOR THE SALE OF SHARES BUT, AS THE INVESTMENT MANAGER OF THE FUND AND THE PORTFOLIO (AS DEFINED BELOW), IT WILL RECEIVE COMPENSATION FOR MANAGING THE FUND AND THE PORTFOLIO.

THESE SECURITIES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OR THE SECURITIES LAWS OF ANY STATE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") OR BY ANY STATE SECURITIES ADMINISTRATOR, NOR HAS THE SEC OR ANY STATE SECURITIES ADMINISTRATOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS MEMORANDUM OR DETERMINED WHETHER THIS MEMORANDUM IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES ARE SUBJECT TO SIGNIFICANT RESTRICTIONS ON REDEEMABILITY, TRANSFERABILITY AND RESALE. IT IS NOT EXPECTED THAT THE SHARES WILL BE LISTED ON A SECURITIES EXCHANGE OR THAT ANY PUBLIC MARKET FOR THE SHARES WILL EXIST. WITH VERY LIMITED EXCEPTIONS, SHARES ARE NOT TRANSFERABLE AND LIQUIDITY WILL BE PROVIDED ONLY THOUGH LIMITED SEMI-ANNUAL REPURCHASE OFFERS. AS A RESULT, INVESTORS MAY BE REQUIRED TO BEAR THE FINANCIAL RISKS OF THIS INVESTMENT FOR A SUBSTANTIAL PERIOD OF TIME.

THE INFORMATION IN THIS MEMORANDUM IS FURNISHED ON A CONFIDENTIAL BASIS EXCLUSIVELY FOR YOUR USE AND RETENTION AND, BY ACCEPTING THIS MEMORANDUM, YOU AGREE NOT TO TRANSMIT, REPRODUCE OR MAKE AVAILABLE TO ANY OTHER PERSON (OTHER THAN YOUR LEGAL, TAX, ACCOUNTING AND OTHER ADVISORS) ALL OR ANY PART OF THIS MEMORANDUM WITHOUT THE FUND'S EXPRESS WRITTEN PERMISSION.

THIS IS A PRIVATE OFFERING. THE FUND IS AVAILABLE ONLY TO INVESTORS WHO ARE "ACCREDITED INVESTORS" UNDER REGULATION D PROMULGATED BY THE SEC UNDER THE SECURITIES ACT. EACH INVESTOR MUST ALSO HAVE A NET WORTH OF $1.5 MILLION OR MORE, SUBJECT TO CERTAIN EXCEPTIONS. EACH INVESTOR MUST HAVE SUCH KNOWLEDGE AND EXPERIENCE IN FINANCIAL AND BUSINESS MATTERS THAT SUCH INVESTOR IS CAPABLE OF EVALUATING THE MERITS AND RISKS OF THIS INVESTMENT AND MUST BE ABLE TO BEAR THE ECONOMIC

RISKS OF THIS INVESTMENT. NO OFFERING IS BEING MADE HEREBY TO ANY PERSON WHO HAS NOT FURNISHED TO THE FUND A COMPLETED AND SIGNED SUBSCRIPTION QUESTIONNAIRE IN THE FORM ATTACHED AS EXHIBIT C OF THIS MEMORANDUM AND WHO IS NOT SHOWN BY SUCH SUBSCRIPTION QUESTIONNAIRE TO BE ELIGIBLE FOR THIS OFFERING. SEE "PLAN OF DISTRIBUTION - INVESTOR QUALIFICATIONS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE FUND RESERVES THE RIGHT TO ACCEPT OR REJECT ANY SUBSCRIPTION TO PURCHASE SHARES.

THIS OFFERING WILL CONTINUE UNTIL TERMINATED BY THE FUND. SEE "PLAN OF DISTRIBUTION" IN THE STATEMENT OF ADDITIONAL INFORMATION. TURNER INVESTMENT DISTRIBUTORS, INC. WILL RESPOND TO ANY QUESTIONS YOU OR YOUR ADVISORS MAY HAVE CONCERNING THIS OFFERING AND WILL MAKE AVAILABLE FOR EXAMINATION BY YOU OR YOUR ADVISORS SUCH RECORDS AND FILES IN ITS POSSESSION AS MAY BE PERTINENT TO YOUR DECISION WHETHER TO INVEST IN SHARES.

THE TERMS AND CONDITIONS OF THIS OFFERING, THE RIGHTS, PREFERENCES, PRIVILEGES AND RESTRICTIONS OF SHARES AND THE RIGHTS AND LIABILITIES OF THE FUND, THE FUND'S BOARD OF TRUSTEES AND THE SHAREHOLDERS WILL BE GOVERNED BY THE FUND'S DECLARATION OF TRUST (THE "DECLARATION OF TRUST") AND THE SUBSCRIPTION AGREEMENT BETWEEN EACH SHAREHOLDER AND THE FUND, THE FORMS OF WHICH ARE INCLUDED IN THIS MEMORANDUM AS EXHIBITS A AND B AND INCORPORATED HEREIN BY REFERENCE, AND THE DESCRIPTION OF ANY SUCH MATTERS IN THE TEXT OF THIS MEMORANDUM IS SUBJECT TO AND QUALIFIED IN ITS ENTIRETY BY REFERENCE TO SUCH EXHIBITS. THIS MEMORANDUM, WHICH INCLUDES ALL OF THE EXHIBITS ATTACHED HERETO, SHOULD BE REVIEWED CAREFULLY BY EACH OFFEREE AND EACH OFFEREE'S LEGAL, ACCOUNTING AND TAX ADVISORS PRIOR TO MAKING ANY DECISION CONCERNING AN INVESTMENT IN UNITS.

SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

CAPITALIZED TERMS USED THAT ARE HEREIN AND ARE NOT OTHERWISE DEFINED WILL HAVE THE SAME MEANING AS DEFINED IN THE DECLARATION OF TRUST.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL DESCRIPTION OF THE FUND.............................................   1

INVESTMENT MANAGER..........................................................   1

FEES AND EXPENSES...........................................................   3

FUND MANAGER................................................................   5

BOARD OF TRUSTEES...........................................................   5

INVESTMENT OBJECTIVE AND GOALS..............................................   5

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS.....................   6

RISK FACTORS................................................................   7

INVESTMENT RESTRICTIONS.....................................................  13

THE OFFERING - SHARES OF THE FUND ..........................................  14

INVESTOR QUALIFICATIONS.....................................................  15

PLACEMENT AGENT.............................................................  15

RESTRICTIONS ON TRANSFERS...................................................  15

REDEMPTIONS AND REPURCHASES OF SHARES.......................................  15

CALCULATION OF NET ASSET VALUE..............................................  15

ORGANIZATION AND DESCRIPTION OF SHARES......................................  16

DISTRIBUTIONS...............................................................  16

MANAGEMENT FEE..............................................................  17

FUND EXPENSES...............................................................  17

INDEMNIFICATION.............................................................  17

TAXES.......................................................................  18

ERISA PLANS AND OTHER TAX QUALIFIED PLANS...................................  19

PERIODIC REPORTS............................................................  19

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT .......................  19

AUDITOR.....................................................................  20

LEGAL COUNSEL...............................................................  20

ADMINISTRATOR ..............................................................  20

ADDITIONAL INFORMATION......................................................  20

                                TABLE OF CONTENTS
                                   (continued)

                                                                            PAGE

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  20

                   ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND

                          UNITS OF BENEFICIAL INTEREST

                                  $100,000,000

GENERAL DESCRIPTION OF THE FUND

ACP Advantage Strategic Opportunities Fund (the "Fund") is a series of ACP Funds Trust, a newly-formed Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's units of beneficial interest ("Shares") are not registered under the Securities Act of 1933, as amended (the "Securities Act").

The Fund generally invests all of its assets in ACP Strategic Opportunities Fund II, LLC (the "Portfolio"), under a master/feeder structure. Units of beneficial interest of the Portfolio ("Units") are not registered under the Securities Act. In addition, and as described more fully below in "Risk Factors - Tax Liability and Borrowings," the Fund may periodically make short-term investments in U.S. Government securities.

The Fund's and the Portfolio's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Fund attempts to achieve this objective by investing all of its net investable assets in the Portfolio. The Portfolio attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) will invest the Portfolio's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

INVESTMENT MANAGER

Ascendant Capital Partners, LLC will serve as investment manager ("Investment Manager") to the Fund, and currently serves as Investment Manager to the Portfolio. Each of the Fund and the Portfolio has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), under which the Investment Manager is responsible for formulating a continuing investment program for the Fund and the Portfolio, respectively.

The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. It is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). Turner and its affiliates provide a wide range of investment advisory services to individual and institutional clients, including investment companies registered under the Investment Company Act. The principal business address of the Investment Manager is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. As of December 31, 2003, the Investment Manager and its affiliates, including Turner, managed assets of approximately $8 billion.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear, either directly or indirectly through the Fund's investment in the Portfolio.

----------------------------------------------------------------------------------------------
MEMBER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------
   Sales load (as a percentage of offering price)                                None
   Unit Repurchase Fees                                                          None
   Dividend Reinvestment and Cash Purchase Plan Fees                             None

----------------------------------------------------------------------------------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO UNITS) (1)
----------------------------------------------------------------------------------------------
   Management Fee (2)                                                           0.00%
   Distribution and/or Service (12b-1) Fees                                     0.75%
   Shareholder Servicing Fee                                                    0.25%
   OTHER EXPENSES (3)                                                           0.15%
   ------------------                                                           -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                         1.15%
   UNDERLYING PORTFOLIO EXPENSES (4)                                            1.65%
   TOTAL ANNUAL FUND OPERATING AND INDIRECT EXPENSES                            2.80%

(1) The table summarizes the aggregate expenses of the Fund and the Portfolio and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2) The Fund does not pay the Portfolio Manager a Management Fee directly, but the Fund's Shareholders bear an indirect share of this fee through the Fund's investment in the Portfolio. For its provision of services to the Portfolio, the Investment Manager receives an annual Management Fee equal to 1.50% of the Portfolio's net assets, which will be subject to a fee adjustment (the "Management Fee Adjustment") beginning April 1, 2003 based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee will be calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment will be determined in accordance with the following scale.

      -------------------------------- ------------------------------ -------------------------------------
       Return for the Prior 12-Month
                 Period                  Management Fee Adjustment             Net Management Fee
      --------------------------------- ------------------------------ -------------------------------------
             Less than 6.00%                      - 0.50%                            1.00%

             6.00% to 25.00%                       -----                             1.50%

           Greater than 25.00%                     0.50%                             2.00%

(3) The annual Other Expenses are estimated for the current fiscal year based on net assets of the Fund of $10 million. The Investment Manager has contractually agreed to waive fees and reimburse the Fund's "Other Expenses" so that they do not exceed 0.15% until May 1, 2004.

(4) The Fund's shareholders indirectly bear the expenses of the Portfolio. The Portfolio's Investment Manager has contractually agreed to waive fees and reimburse expenses in order to keep "Other Expenses" of the Portfolio from exceeding 0.15% through December 31, 2003 and expects to continue this waiver thereafter through May 1, 2005.

EXAMPLE:

You would pay the following expenses (including a Management Fee) on a $1,000 investment, assuming a 5% annual return:

1 YEAR            $33

3 YEARS           $150

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund's organizational and offering expenses as well as the Portfolio's Management Fee Adjustment are not reflected in the example. Moreover, the Fund's actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the Management Fee and the Portfolio's Management Fee Adjustment.

IN ADDITION TO THE DIRECT AND INDIRECT EXPENSES SET FORTH ABOVE, SHAREHOLDERS WILL BEAR AN INDIRECT SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS.

FUND MANAGER

The Fund and the Portfolio have the same Investment Manager. The Portfolio's investment portfolio is managed by the Investment Manager. Gary Shugrue, who has over twenty years investment experience, serves as Chief Investment Officer of the Investment Manager and is primarily responsible for managing the Fund's assets. Prior to founding the Investment Manager, Mr. Shugrue served as the Chief Operating Officer for Double Agent, LLC, from September 2000 until August 2001. Previously, he was General Partner of Argos Advisors, the manager of a family of hedge funds, from June 1988 until September 2000. During his tenure at Argos Advisors, Mr. Shugrue was primarily responsible for operations, investment strategy and marketing for the firm. Mr. Shugrue received his B.S. degree in Accounting from Villanova University, and his MBA from the University of Pennsylvania - Wharton School.

BOARD OF TRUSTEES

The Board of Trustees of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. The Board of Directors of the Portfolio (the "Portfolio's Board of Directors") has overall responsibility for management and supervision of the operations of the Portfolio. The Fund and the Portfolio have the same Board members. The initial Trustees serving on the Board have been elected by the organizational Trustee of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Trustees then serving have been elected by the Shareholders. The Board may call a meeting of Members to fill any vacancy in the position of a Trustee, and will do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving on the Fund's Board of Trustees.

INVESTMENT OBJECTIVE AND GOALS

The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. Rather than invest in securities or Underlying Funds directly, the Fund seeks to achieve its investment objective by using the "master fund/feeder fund" structure. Under that structure, the Fund and other investment companies with the same investment objective invest their assets in another investment company (the Portfolio) having the same investment objective and substantially the same investment policies as the Fund. The purpose of this arrangement is to achieve greater operational efficiencies and to provide certain tax characteristics for target Shareholders. The Fund's investment experience will correspond directly to the investment experience of the Portfolio.

The Fund invests all of its net investable assets in the Portfolio. The Portfolio attempts to achieve its objective through the allocation of its assets among Underlying Funds. The Investment Manager will invest the Portfolio's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

The Investment Manager may invest the Portfolio's assets in Underlying Funds that follow various investment strategies. The Underlying Funds may invest in various securities and financial instruments, including, but not limited to, securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, foreign currency forward contracts, and in private, asset-backed investments such as real estate mortgages and tax liens.

The Investment Manager is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Portfolio's assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Portfolio's assets will be allocated in a manner so that no more than 15% of the Portfolio's net asset value will be invested in any one Underlying Fund. The Investment Manager may also invest the Portfolio's assets in cash, U.S. government securities and repurchase agreements.

The investment objectives of the Fund and the Portfolio are non-fundamental. Thus, either the Fund or the Portfolio may change its investment objective without a vote of the Fund's Shareholders or the Portfolio's Members, respectively. Furthermore, except as otherwise indicated, the Fund's and the Portfolio's investment policies and restrictions are not fundamental and may be changed without a vote of the Fund's Shareholders or the Portfolio's Members, respectively.

THE FUND'S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND'S OR THE PORTFOLIO'S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Manager believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund's and the Portfolio's investment objective.

The Investment Manager intends to allocate the Portfolio's capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Manager will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund's and the Portfolio's investment objective.

Generally, the Underlying Funds held by the Portfolio will use one of three basic types of investment strategies: Opportunistic, Relative Value and Event Driven.

OPPORTUNISTIC. This strategy combines long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. Opportunistic strategies aim at seizing opportunities in both rising and falling markets. Opportunistic strategies cover a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Opportunistic strategies include holding both long and short positions, short-selling only and stock picking.

RELATIVE VALUE. In using a relative value strategy, portfolio managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from mispriced securities and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. Relative value strategies are not dependent on the general direction of market movements, and often involve arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing.

EVENT-DRIVEN. This strategy relies on the anticipated occurrence of particular corporate events, such as mergers and acquisitions, liquidation, reorganization or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although market conditions may affect the supply of opportunities in particular styles. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.

RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

RISKS ASSOCIATED WITH THE FUND:

RELIANCE ON THE INVESTMENT MANAGER. The likelihood that Shareholders will realize income or gain from investing in the Fund will depend on the investment performance of the Portfolio. The likelihood that the Portfolio will realize income or gain from its investments will depend on the selection and monitoring of Underlying Funds by the Investment Manager and the acumen and expertise of its Chief Investment Officer, Gary Shugrue. If Mr. Shugrue were to cease working for the Investment Manager, the Investment Manager may not be able to hire a qualified replacement, or may require an extended period of time to do so.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other

Accounts. The Investment Manager and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Fund charges.

MASTER/FEEDER STRUCTURE. The Portfolio may accept investments from other investors (including other feeder funds), in addition to the Fund. Because each feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund will have more voting power than the Fund over the operations of the Portfolio. If other feeder funds tender for a significant portion of their shares in a repurchase offer, the assets of the Portfolio will decrease. This could cause the Fund's expense ratio to increase to the extent contributions to the Portfolio do not offset the cash outflows.

LIMITED LIQUIDITY FOR SHAREHOLDERS. The Fund is a closed-end investment company designed primarily for long-term investors. Units of the Fund will not be traded on any securities exchange or other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited semi-annual repurchase offers. Furthermore, such limited liquidity for Fund shareholders will generally be subject to or controlled by decisions made by the Portfolio's Board of Directors.

LIMITED ABILITY TO EXAMINE OR VERIFY THE VALUATIONS PROVIDED BY THE UNDERLYING FUNDS. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the determination of net asset value of the Fund is conclusive.

NO OPERATING HISTORY. The Fund has no operating history on which you might evaluate its performance. There can be no assurance that the Fund's investment objective will be realized or that the Fund's investment strategy will prove successful. No assurance can be given that the Fund's investments in the Portfolio will generate any income or appreciate in value.

TAX CONSIDERATIONS AND DELAYED TAX REPORTING. The tax aspects of an investment in the Fund are complicated and you should have them reviewed by professional advisors familiar with your personal tax situation and with the tax laws and regulations applicable to you and investment funds.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to its Shareholders, the Portfolio must receive information on a timely basis from the Underlying Funds. An Underlying Fund's delay in providing this information could delay the Portfolio's preparation of tax information for Members, including the Fund. As explained below, a delay in the receipt of such information might have an effect on the Fund's ability to maintain its election as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

TAX LIABILITY AND BORROWINGS. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. In order to qualify as such, the Fund must, among other things, (a) distribute with respect to each taxable year at least 90% of the sum of the Fund's taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year (the "Distribution Test"), and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses ((i) and (ii) together, the "Diversification Test"). By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed in a timely manner to Shareholders.

The Fund may make short-term investments in U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund's total assets will meet the Diversification Test, and then sell such U.S. Government securities immediately following the end of each such fiscal quarter. The Fund expects that it will enter into a line of credit in order to make the quarterly purchases of U.S. Government securities. The Investment Company Act provides that the value of the investment company's total indebtedness may not exceed one-third of the value of its total assets, including indebtedness (the "Asset Coverage Requirement"). This borrowing and any other borrowing of the Fund would be subject to the Asset Coverage Requirement. In the event that the asset coverage declines to less than the Asset Coverage Requirement, the Fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. Money borrowed under this line of credit will be subject to interest costs that may or may not be recovered by appreciation of or income from the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, either of which requirements would increase the cost of borrowing over the stated interest rate. In the event that the Fund incurs debt to fund repurchases of Shares, the Asset Coverage Requirement and the foregoing risks would be applicable to such borrowing, except that since the proceeds from the borrowing will be used for repurchases of Shares, no securities will be purchased with such proceeds to offset the expenses of the borrowing.

If the Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Shareholders as ordinary income. If the Fund fails to meet the Diversification Test as of its first fiscal quarter end, the Fund will not be able to qualify at a later date. In addition, if the Fund should fail to meet the Diversification Test as of any other fiscal quarter end, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The Fund must receive timely and accurate information from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, in order for the Fund to satisfy the Distribution Test. Although the Fund intends to estimate the amount of distributions it needs to make to satisfy the Distribution Test in any taxable year if the Underlying Funds delay providing such information to the Portfolio or provides inaccurate information, the Fund may not satisfy the Distribution Test and thus may fail to qualify as a regulated investment company in that taxable year.

Also, a regulated investment company that qualifies for special tax treatment under the Code but fails to distribute a sufficient amount of its ordinary income and net capital gain income is subject to a 4% excise tax on such undistributed amounts. The Fund generally must receive information on a timely basis from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, to make sufficient distributions to avoid the imposition of this 4% excise tax. Although the Fund intends to estimate the amount of distributions it must made to avoid the excise tax, if the Portfolio delays providing this information to the Fund, or the Underlying Funds delay providing this information to the Portfolio, or if there are differences between the taxable year of the Fund and that of the Portfolio or the Underlying Funds, the Fund may not be able to make distributions sufficient to avoid the imposition of the excise tax.

RISKS ASSOCIATED WITH THE PORTFOLIO:

ILLIQUIDITY OF PORTFOLIO'S HOLDINGS. The Portfolio intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Portfolio and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Portfolio as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Manager or the portfolio manager invests a larger percentage of one or more of the Other Accounts' respective assets than the Portfolio's assets. The Investment Manager also may consider participation by its Other Accounts in investment opportunities that the Investment Manager does not intend to invest, or which are contrary to investments made, on behalf of the Portfolio, or vice versa. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Portfolio charges.

UNDERLYING FUND SELECTION, MONITORING AND CONCENTRATION. The Investment Manager will follow a systematic screening, due diligence and monitoring process of Underlying Funds and will select managers on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies. Although the Investment Manager will seek to select only Underlying Funds with managers who will invest the Portfolio's assets with the highest level of integrity, the Investment Manager will have no control over the day-to-day operations of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to these standards.

LIMITED LIQUIDITY FOR MEMBERS. The Portfolio is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited semi-annual repurchase offers.

LIMITED OPERATING HISTORY. The Portfolio has only limited operating history on which you might evaluate its performance. There can be no assurance that the Portfolio's investment objective will be realized or that the Portfolio's investment strategy will prove successful. No assurance can be given that the Portfolio's investment portfolio will generate any income or appreciate in value.

SPECIAL RISKS OF THE PORTFOLIO'S FUND OF FUNDS STRUCTURE. The Underlying Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Fund and the Portfolio will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which it is obligated irrespective of the performance of the other Underlying Funds and the Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from the Fund and its Shareholders, even if the Fund's and the Portfolio's overall investment return is negative.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS:

MARKET RISKS. The profitability of a significant portion of the Portfolio's investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

SMALL CAP SECURITIES. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

LEVERAGE; BORROWING. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund's investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund's performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

HEDGING STRATEGIES. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to "hedge" or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing these strategies.

FOREIGN INVESTMENTS. An Underlying Fund may invest in foreign securities that are generally denominated in foreign currencies, and American Depository Receipts ("ADRs") traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information about issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

RESTRICTED SECURITIES. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

PERFORMANCE FEES. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

PORTFOLIO TURNOVER. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The Underlying Funds will incur brokerage commissions and other transaction costs that generally will be higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See "Taxes" in the Fund's SAI.

For additional information regarding Risk Factors, please see the Fund's SAI.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, the Fund may not:

(1) invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund's investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

(4) underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an "in kind" distribution.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

(6) purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(7) purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund. As a matter of fundamental policy, the Portfolio may not:

(1) invest more than 15% of its net assets in any one Underlying Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio's investments in Underlying Funds.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

(4) underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

(6) purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

(7) purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING - SHARES OF THE FUND

$100,000,000 in Shares will be offered at an initial offering price of $5,000 per Share to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. Investors must subscribe for Shares in an amount that equals or exceeds $25,000. Additional subscriptions for Shares will be subject to a minimum investment amount of $10,000.

The Fund expects to hold an initial closing on or about April 1, 2003 (the "Initial Closing Date"). Additional closings are expected to occur on the first business day of each month thereafter. The Fund will not commence operations until such time as $250,000 in Shares have been purchased. Pending investment by the Fund, the proceeds may be invested in high quality, short-term securities or placed in an interest-bearing account.

INVESTOR QUALIFICATIONS

Shares will only be sold to Accredited Investors who have a net worth, either as individuals or collectively with their spouses, of more than $1,500,000 OR who invest at least $750,000 in the Fund and/or other funds managed by the Investment Manager. See "Plan of Distribution - Investor Qualifications" in the SAI.

PLACEMENT AGENT

Turner Investment Distributors, Inc. (the "Placement Agent") acts as the distributor for the Shares on a best efforts basis, pursuant to the terms of a Placement Agent Agreement with the Fund. The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to its Shares that allows the Fund to pay annual distribution and service fees up to a total of 1.00% of the Fund's average daily net assets.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Shares are not transferable. Persons who purchase Shares ("Shareholders") will have no right to require the Fund to permit a transfer of their Shares. See "Redemptions, Repurchases of Shares and Transfers" in the SAI for additional information.

REDEMPTIONS AND REPURCHASES OF SHARES

NO RIGHT OF REDEMPTION. No Shareholder or other person holding a Share will have the right to require the Fund to redeem that Share or portion thereof. There is no public market for Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below and more fully in the SAI.

REPURCHASES OF SHARES. The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as they establish. In determining whether the Fund should offer to repurchase Shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders prior to March 31, 2004. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders beginning twice each year, effective March 31 and September
30. The Board will recommend the repurchase of Shares from Shareholders of the Fund only if the Portfolio makes an offer to repurchase.

CALCULATION OF NET ASSET VALUE

The Administrator (as defined below) will calculate the net asset value per Share in dollars as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard Time) on the last business day of each Allocation Period (defined below), unless the calculation of the net asset value has been suspended. The net asset value for the Fund is equal to the Fund's proportionate interest in the net assets of the Portfolio, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund.

The Fund's net asset value per Share will be based on the net asset value of the Fund and will be determined by dividing the net asset value of the Fund by the number of Shares outstanding. Except as otherwise provided, the net asset value per Share will be determined by the Administrator and published or made available at the office of the Fund at the end of each Allocation Period based on the price availability of the Portfolio, subject to reasonable delays (I.E., delays the Portfolio may encounter in receiving the net asset value of the Underlying Funds).

The net asset value for the Portfolio is comprised of the net asset value of the Underlying Funds in which the Portfolio invests, less the expenses and liabilities of the Portfolio, and other assets in which the Portfolio invests. Special situations affecting the calculation of net asset value may arise from time to time. Generally, the Portfolio, its Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the Administrator's determination of net asset value of the Fund is conclusive.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a series of ACP Funds Trust. ACP Funds Trust is organized as a statutory trust established under Delaware law pursuant to a Declaration of Trust dated October 31, 2002, and is registered under the 1940 Act. The Trustees of the Fund are responsible for the overall management and supervision of its affairs. The Fund currently has one class of shares of beneficial interest that may be issued in an unlimited number by the Trustees. There are no annual meetings of Shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time. Shareholders are entitled to one vote for each full Share held. Fractional Shares may be voted proportionately. Each Share participates ratably with all other outstanding Shares in the Fund's profits and losses and has the redemption rights described above. No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

DISTRIBUTIONS

The Fund intends to declare daily and distribute annually substantially all of its net investment income. Net capital gains, if any, will be distributed at least annually.

MANAGEMENT FEE

The Fund will not pay a Management Fee directly to the Investment Manager. The Fund will pay its proportionate share of the Portfolio's Management Fee. Pursuant to its Investment Management Agreement with the Portfolio, the Investment Manager is entitled to receive an annual management fee (the "Management Fee"). The Management Fee is equal to 1.50% of the Portfolio's net assets and is subject to an adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the Portfolio's rolling twelve month return. Specifically, beginning April 1, 2003, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee is calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment is determined in accordance with the following scale:

   RETURN FOR
   PRIOR 12 -       MANAGEMENT FEE      NET MANAGEMENT
 MONTH PERIOD+       ADJUSTMENT+             FEE+

Less than 6.00%        - 0.50%              1.00%

6.00% to 25.00%         -----               1.50%

  Greater than
     25.00%             0.50%               2.00%

+ Annualized

For example, if the annual return of the Portfolio is 30% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 2.00% of the Portfolio's net assets.

For purposes of determining the Management Fee, net assets of the Portfolio will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The Management Fee presents risks that are not present in investment funds that do not make allocations based on the performance of such funds. The overall fees payable by the Shareholders, including their proportionate share of the Portfolio's Management Fee, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Shareholders. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests.

INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Manager and each of its directors, managing members and officers, and each person, if any, who controls the Investment Manager, against any loss, etc., based upon an assertion that the registration statement, prospectus, member reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Manager or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Manager. The indemnification provisions in the Investment Management Agreement will be limited by applicable state and federal laws.

TAXES

The following discussion is only a summary of certain of the tax considerations generally applicable to investments in the Fund and is not intended to provide tax or other financial advice to anyone. Prospective investors should consult their own tax advisers with specific reference to their own situation as it relates to an investment in the Fund.

The Fund will be treated as a corporation for federal income tax purposes. As noted above, the Fund intends to qualify as a regulated investment company eligible for special tax treatment under Subchapter M of the Code. If the Fund so qualifies, it will not be subject to federal income tax on income and gains distributed in a timely manner to its Shareholders. To qualify for the special treatment accorded regulated investment companies and their shareholders, the Fund must satisfy certain diversification and distribution requirements (as described above in "Risk Factors Associated With the Fund -- Tax Liability and Borrowings"). The Fund intends to diversify its holdings so that at the end of each fiscal quarter, the Fund meets the diversification requirements. To satisfy the distribution requirements, the Fund intends to distribute with respect to each taxable year substantially all of its net investment income, net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Income dividends and short-term capital gain distributions are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as ordinary income. Long-term capital gain distributions from the Fund are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as long-term capital gains regardless of how long a Shareholder has owned Shares of the Fund. Distributions are taxable to a Shareholder of the Fund (unless such Shareholder is not subject to tax on its income) even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder). Dividends and capital gain distributions will automatically be reinvested in additional Shares of the Fund on the record date thereof unless a Shareholder has elected to receive cash. Distributions are taxable as described above regardless of whether they are distributed in cash or additional Shares. An investment in the Fund may in some circumstances result in liability for Federal alternative minimum tax for Shareholders. Based on the Fund's structure, it is not anticipated that distributions to Shareholders will constitute unrelated business taxable income ("UBTI").

From time to time the Fund may offer to repurchase Shares. A Shareholder who tenders all Shares held, or Shares considered to be held under certain attribution rules of the Code, will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, the Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In this case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Shares held by a Shareholder and the Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that the non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

The Fund's transfer agent will send each Shareholder and the Internal Revenue Service (the "IRS") an annual statement detailing federal tax information, including information about dividends and distributions paid to the Shareholder during the preceding year. This information will be based on information then available to the Fund, but could be revised based upon additional or revised information that subsequently becomes available to the Fund. If the Fund revises annual tax statements sent to its Shareholders, Shareholders may be required to amend their tax returns to reflect the revised information.

The foregoing discussion summarizes certain U.S. federal income tax considerations for general information only. Before investing, prospective investors should consult their own tax advisers regarding the specific federal tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax law and proposed law changes.

ERISA PLANS AND OTHER TAX QUALIFIED PLANS

Investors subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and other tax-qualified plans, including individual retirement accounts ("IRAs"), Keogh plans and other plans subject to the Code's prohibited transaction rules may purchase Shares in the Fund. Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of any plan investing in the Fund for purposes of ERISA's fiduciary duties or the prohibited transaction provisions under either the Code or ERISA. Accordingly, neither the Investment Manager nor any of its affiliates will be fiduciaries with respect to the plans investing in the Fund based solely on the Investment Manager's management of the Fund's assets. Nevertheless, investment in the Fund by an ERISA plan or a tax-qualified plan requires special consideration. Trustees and administrators of such entities are urged to review carefully the ERISA Considerations section of the Statement of Additional Information.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Portfolio on a timely basis, the Fund's annual audited report may be delayed and the Shareholders may need to seek extensions of the deadline to file their tax returns.

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT

PFPC Trust Company (the "Custodian") serves as the primary custodian of the

Fund's and the Portfolio's assets, and may maintain custody of the Fund's and the Portfolio's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Fund and the Portfolio are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808 .

AUDITOR

Ernst & Young LLP serves as the independent auditors of the Fund. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP acts as legal counsel to the Fund. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

ADMINISTRATOR

PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the administrator for the Fund and the Portfolio. PFPC provides general management related services, including those relating to valuation of the Fund's and the Portfolio's assets. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

ADDITIONAL INFORMATION

This Memorandum does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC's website (www.sec.gov) for no charge.

Statements contained in this Memorandum as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Memorandum forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (800) 224-6312 or writing: Turner/ACP Funds Trust, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL DESCRIPTION OF THE TRUST

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

INVESTMENT RESTRICTIONS

RISK FACTORS

FEES & EXPENSES

SHARES OF THE FUND

PLAN OF DISTRIBUTION

USE OF PROCEEDS

REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS

MANAGEMENT OF THE FUND

CODE OF ETHICS

BROKERAGE PRACTICES

RESERVES

VOTING

TAXES

ERISA CONSIDERATIONS

DESCRIPTION OF SHARES

LIMITATION OF TRUSTEES' LIABILITY

OTHER SERVICE PROVIDERS

FISCAL YEAR

EXHIBIT A - SUBSCRIPTION AGREEMENT

EXHIBIT B - SUBSCRIPTION QUESTIONNAIRE

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ACP FUNDS TRUST

                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                            TOLL-FREE (800) 224-6312

                                  April 1, 2003

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of ACP Funds Trust (the "Trust"):

ACP Adviser Series Continuum Return Fund
ACP Adviser Series Strategic Opportunities Fund
ACP Advantage Continuum Return Fund
ACP Advantage Strategic Opportunities Fund

This SAI is not a prospectus. It should be read in conjunction with each Fund's Private Placement Memorandum ("PPM"), dated April 1, 2003. Copies of a Fund's PPM may be obtained by contacting the Trust at the telephone number or address set forth above. The information in this SAI is not complete and may be changed. This SAI is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL DESCRIPTION OF THE TRUST...........................................    1

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS....................    1

INVESTMENT RESTRICTIONS....................................................    3

RISK FACTORS...............................................................    6

FEES & EXPENSES............................................................   13

SHARES OF THE FUNDS........................................................   14

PLAN OF DISTRIBUTION.......................................................   15

USE OF PROCEEDS............................................................   17

REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS...........................   17

MANAGEMENT OF THE FUNDS....................................................   20

CODE OF ETHICS.............................................................   28

BROKERAGE PRACTICES OF THE PORTFOLIO.......................................   28

VOTING.....................................................................   28

TAXES......................................................................   29

ERISA CONSIDERATIONS.......................................................   35

DESCRIPTION OF SHARES......................................................   36

LIMITATION OF TRUSTEES' LIABILITY..........................................   36

OTHER SERVICE PROVIDERS....................................................   37

FISCAL YEAR................................................................   37

GENERAL DESCRIPTION OF THE TRUST

ACP Funds Trust (the "Trust") is a newly-formed Delaware statutory trust. The Trust is a closed-end, non-diversified investment company that is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust is permitted to offer separate portfolios ("Funds"), and all payments received by the Trust for shares ("Shares") of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Shares of the Funds are not registered under the Securities Act of 1933, as amended (the "Securities Act").

Currently, the Trust offers Shares of the following Funds: ACP Adviser Series Continuum Return Fund and ACP Advantage Continuum Return Fund (collectively, the "Continuum Return Funds"), and ACP Adviser Series Strategic Opportunities Fund and ACP Advantage Strategic Opportunities Fund (collectively, the "Strategic Opportunities Funds"). Each Fund generally invests all of its assets under a master/feeder structure. The Continuum Return Funds invest all of their respective assets in ACP Continuum Return Fund II, LLC. The Strategic Opportunities Funds invest all of their respective assets in ACP Strategic Opportunities Fund II, LLC. ACP Continuum Return Fund II, LLC and ACP Strategic Opportunities Fund II, LLC are each referred to herein as a "Portfolio," and collectively as the "Portfolios." Units of beneficial interest in the Portfolios ("Units") are not registered under the Securities Act. Ascendant Capital Partners, LLC (the "Investment Manager") serves as the Investment Manager for each Fund and each Portfolio. The Investment Manager intends to invest each Portfolio's assets in a "fund of funds" investment style whereby it will invest in other unregistered investment funds (I.E., hedge funds, referred to herein as "Underlying Funds") that employ various investment styles.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

Each Fund's investment objective and principal investment strategy, and the investment objective and principal investment strategy of the Portfolio in which the Fund invests, are described in the Fund's Private Placement Memorandum ("PPM"). The following information supplements the discussion of the investment objectives and policies of each Fund and of the Portfolio in which it invests as described in the PPM.

The Investment Manager intends to allocate a Portfolio's capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Manager will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with a Fund's and a Portfolio's investment objective. The Underlying Funds invest in securities, options, and other fixed income derivatives, as well as currencies and related options, and financial derivatives in each case when it is perceived that those investments are mispriced in relation to other investments.

Generally, the Underlying Funds held by a Portfolio will utilize one of three basic types of investment strategies: Relative Value, Event Driven and Opportunistic.

RELATIVE VALUE. In using a relative value strategy, portfolio managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from mis-priced securities and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. Relative value strategies are not dependent on the general direction of market movements, and often involve arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing.

EVENT-DRIVEN. This strategy relies on the anticipated occurrence of particular corporate events, such as mergers and acquisitions, liquidation, reorganization or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.

OPPORTUNISTIC. This strategy combines long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. Opportunistic strategies aim at seizing opportunities in both rising and falling markets. Opportunistic strategies cover a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Opportunistic strategies include holding both long and short positions, short-selling only and stock picking.

Each Portfolio's Underlying Funds will likely trade in U.S. dollar denominated securities. However, the Investment Manager may, in its discretion, select Underlying Funds that trade in non-U.S. markets and securities that are not U.S. dollar denominated. Some of the Underlying Funds used by the Investment Manager may effect transactions in commodity interests on domestic exchanges.

There can be no assurance that the Investment Manager will generate profits for the Funds or the Portfolios. Certain of the practices employed by the Underlying Funds, including short selling, leverage and limited diversification, can maximize the adverse impact on the Investment Manager's investment portfolio.

The Investment Manager believes that a systematic due diligence and monitoring process is crucial in the identification and selection of superior investment managers of the Underlying Funds capable of generating the returns required to meet the Funds' and the Portfolios' objective. Managers selected should have extensive investment experience, a complete understanding of their investment strategy and excellent risk controls. In addition, managers will be selected based on the Investment Manager's belief that the managers of the Underlying Funds will be able to deliver above average absolute returns, focus on the preservation of capital, and be able to perform well regardless of market conditions. Furthermore, managers will be selected on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies.

The Investment Manager, in managing a Portfolio's assets, will on a routine basis follow the systematic screening, due diligence, selection, portfolio construction and monitoring processes described below. The Investment Manager will:

o Screen hedge fund databases, extensive lists of personal contacts, recommendations and referrals for managers whose background, experience, investment style and performance meet the Investment Manager's criteria;

o Begin the due diligence process by reviewing performance, background and general information describing each manager's investment style, investment philosophy, investment strategies, risk controls business plan, and growth prospects;

o Visit the manager's offices to have discussions, interview key employees and review trading and operation procedures. The Investment Manager will also collect audited financial statements and references;

o Review past performance through thorough analysis of past audited financials;

o Interview the manager's auditors, lawyers, prime broker and clients, and perform background checks on key employees for past securities and criminal violations;

o Present selected managers for weekly review to the Investment Manager's Advisory Committee;

o Group managers with uncorrelated styles together so as to generate the desired stream of investment returns;

o Capture weekly manager portfolios from each manager's prime broker to monitor risk levels and review whether the stated strategies are being followed; and

o Maintain personal contact with managers through periodic phone calls, quarterly on-site visits, and scheduled conference calls.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of a Fund duly called, of (i)

67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, a Fund may not:

(1) invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund's investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

(4) underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an "in kind" distribution.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

(6) purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(7) purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The investment objective of each Fund is non-fundamental. Thus, it may be changed without a vote of a majority of the Fund's outstanding Shares. Except as otherwise indicated, each Fund's investment policies and restrictions are not fundamental and may be changed without a vote of the Shareholders.

With respect to these investment restrictions, and other policies described in a Fund's PPM or this SAI, a Fund will not look through a Portfolio to its underlying securities. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund. As a matter of fundamental policy, a Portfolio may not:

(1)   invest more than 15% of its net assets in any one Underlying Fund.

(2) invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio's investments in Underlying Funds.

(3) issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, a Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of "senior securities" representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

(4) underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

(5) make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

(6) purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

(7) purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

The investment objective of each Portfolio is non-fundamental. Thus, it may be changed without a vote of a majority of the Portfolio's outstanding Units. Except as otherwise indicated, each Portfolio's investment policies and restrictions are not fundamental and may be changed without a vote of its Members.

With respect to these investment restrictions, and other policies described in a Portfolio's PPM or SAI, a Portfolio will not look through the Underlying Funds to their underlying securities. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Portfolio's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Investment Manager will not cause a Fund or a Portfolio to make loans to, or to receive loans from, the Investment Manager or its affiliates, except to the extent permitted by the Investment Company Act or as otherwise permitted by applicable law. A Portfolio may effect brokerage transactions, if any, through affiliates of the Investment Manager, in accordance with the requirements of the Investment Company Act.

RISK FACTORS

RISKS ASSOCIATED WITH THE FUNDS

NO OPERATING HISTORY. Each Fund has no operating history on which you might evaluate its performance. There can be no assurance that a Fund's investment objective will be realized or that a Fund's investment strategy will prove successful. No assurance can be given that a Fund's investments in a Portfolio will generate any income or appreciate in value.

MASTER/FEEDER STRUCTURE. Each Fund is a feeder fund that invests all of its assets in a Portfolio. Shareholders will acquire an indirect interest in the Portfolio. The likelihood that Shareholders will realize income or gain from investing in a Fund will depend on the investment performance of the Portfolio.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Funds and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Funds as in their judgment is necessary and appropriate. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Funds charge.

LIMITED LIQUIDITY. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited semi-annual repurchase offers. Furthermore, a Portfolio may invest in Underlying Funds that do not permit frequent withdrawals from the Underlying Funds. An investment in Shares of a Fund should be considered only by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

RISKS ASSOCIATED WITH THE INVESTMENT MANAGER AND THE PORTFOLIOS

GENERAL. Each Portfolio intends to invest substantially all of its available capital (other than capital the Investment Manager determines to retain in cash or cash equivalents) in securities of private investment companies. Markets for such instruments in general are subject to fluctuations and the market value of any particular investment may be subject to substantial variation. Each Portfolio's investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that a Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years. In addition to being illiquid, securities may be issued by unseasoned companies and may be highly speculative.

UNDERLYING FUND SELECTION, MONITORING AND CONCENTRATION. The Investment Manager, in managing a Portfolio's assets, will follow a systematic screening, due diligence and monitoring process of Underlying Funds and will select managers on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies. Although the Investment Manager will seek to select only Underlying Funds with managers who will invest a Portfolio's assets with the highest level of integrity, the Investment Manager will have no control over the day-to-day operations of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to these standards.

In most cases, each Portfolio will have little ability to assess the accuracy of the valuations received from an Underlying Fund. Furthermore, these valuations will typically be estimates only, subject to revision through the end of each Underlying Fund's annual audit. Revisions to a Portfolio's gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Portfolio's annual audit is completed.

Certain securities in which Underlying Funds invest may not have a readily ascertainable market price. Such securities will nevertheless generally be valued by portfolio managers, which valuation will be conclusive with respect to each Portfolio, even though the portfolio managers will generally face a conflict of interest in valuing such securities because the value thereof will affect their compensation.

Each Portfolio's portfolio will consist of securities of a limited number of Underlying Funds that may invest in the same or similar securities. The Investment Manager will seek to reduce the company- and sector-specific risk of its portfolio by investing in certain Underlying Funds that are industry-, sector- or security-specific. However, there can be no assurance that Underlying Funds with these characteristics will be made available to a Portfolio or that the Investment Manager will ultimately choose to invest in these types of Underlying Funds. Concentrations in industries or sectors that produce unfavorable performance may cause a Portfolio to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

Investment decisions for the Underlying Funds are made by their respective portfolio managers entirely independent of each other and the Investment Manager. As a result, at any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are either held or being sold by another Underlying Fund. Consequently, a Portfolio could directly or indirectly incur certain transaction costs without accomplishing any net investment result.

LIMITED OPERATING HISTORY. Each Portfolio has limited operating history on the basis of which prospective investors might evaluate its performance. There can be no assurance that a Portfolio's investment objective will be realized or that a Portfolio's investment strategy will prove successful. No assurance can be given that a Portfolio's investment portfolio will generate any income or appreciate in value.

RELIANCE ON THE INVESTMENT MANAGER. The likelihood that Shareholders will realize income or gain from investing in a Fund will depend on the investment selection and monitoring by the Investment Manager on behalf of the Portfolio in which the Fund invests and the acumen and expertise of its Chief Investment Officer, Gary Shugrue. If Mr. Shugrue were to cease working for the Investment Manager, the Investment Manager may not be able to hire a qualified replacement, or may require an extended period of time to do so.

SPECIAL RISKS OF THE PORTFOLIOS' FUND OF FUNDS STRUCTURE. The Underlying Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Portfolios will not have the protections of the Investment Company Act with respect to their investments in the Underlying Funds. Each Underlying Fund will pay any performance-based allocations or fees for which they are obligated irrespective of the performance of the other Underlying Funds and a Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from a Portfolio, and thus indirectly from Members, even if the Portfolio's overall investment return is negative.

Underlying Funds generally are permitted to redeem their interests in-kind. Thus, upon a Portfolio's withdrawal of all or a portion of its interest in an Underlying Fund, the Portfolio may receive securities that are illiquid or difficult to value. In such circumstances, the Investment Manager would seek to dispose of these securities in a manner that is in the best interests of the Portfolio, which may include distributions in kind to Members (including the Fund).

TAX CONSIDERATIONS AND DELAYED TAX REPORTING. The tax aspects of an investment in a Fund are complicated and you should have them reviewed by professional advisors familiar with your personal tax situation and with the tax laws and regulations applicable to you and investment funds.

For a Fund to complete its tax reporting requirements and to provide an audited annual report to its Shareholders, the Portfolio in which it invests must receive information on a timely basis from the Underlying Funds. An Underlying Fund's delay in providing this information could delay the Portfolio's preparation of tax information for Members, including the Funds. As explained below, a delay in the receipt of such information might have an effect on a Fund's ability to maintain its election as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS

MARKET RISKS. The profitability of a significant portion of a Fund's and a Portfolio's investment program will depend to a great extent on correct assessments of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements. The securities markets have in recent years been characterized by great volatility and unpredictability. One or more of the managers of the Underlying Funds are likely to assume a significant degree of market risk.

SMALL CAP SECURITIES. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter market typically are larger than the spreads for more actively traded securities. As a result, the Underlying Funds could incur a loss if they were to sell such a security (or close a short position) a short time after its acquisition. When making a large sale, an Underlying Fund may have to sell a portfolio holding at a discount from quoted prices or may have to make a series of small sales over an extended period of time because of the limited trading volume of smaller company securities.

HEDGING STRATEGIES. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options and the use of leverage (including, but not limited to, margin trading and investing in derivatives) and other strategies from time to time in order to "hedge" or offset investment risk. Any hedging strategies discussed herein should be expected to increase the Underlying Funds' transaction costs, interest expense and other costs and expenses. These securities may also be subject to greater than ordinary investment risks and such investment strategies could result in material losses for the Underlying Funds.

Derivative instruments present special considerations and risks. Successful use of these instruments depends on the manager of the Underlying Fund's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. In adverse circumstances the use of derivatives may result in sudden and severe losses.

SHORT SALES. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that an Underlying Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

To make a short sale, the Underlying Fund must borrow the securities being sold short. In this regard, it may be impossible for the Underlying Fund to borrow securities at the most desirable time to make a short sale. In addition, there are rules prohibiting short sales of securities at prices below the last sale price, which may prevent the Underlying Fund from executing short sales of securities at the most desirable time. If the prices of securities sold short increase, the Underlying Fund may be required to provide additional funds or collateral to maintain the short positions. This could require the Underlying Fund to liquidate other investments to provide additional collateral, and such liquidations might not be at favorable prices. Generally, entering into a short sale "against the box" will be treated as a taxable transaction.

LEVERAGE; BORROWING. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund's investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investments.

If an Underlying Fund does not generate sufficient cash flow from operations, it may not be able to repay borrowings, or it may be forced to sell investments at disadvantageous times to repay borrowings. An Underlying Fund's performance may be adversely affected if it is not able to repay borrowings (because of the continuing interest expense) or if it is forced to sell investments at disadvantageous times in order to repay borrowings. The Underlying Funds likely will sell their more liquid assets first to repay borrowings, thus increasing their concentration in private securities. As the percentage of an Underlying Fund's portfolio invested in private securities increases, the associated risk described under "Small Cap Securities" will increase.

The rights of any lenders to an Underlying Fund to receive payments of interest or repayments of principal will be senior to those of the holders of an Underlying Fund's Units, and the terms of any borrowings may contain provisions that limit certain activities of an Underlying Fund. Payments of interest and fees incurred in connection with borrowings will increase an Underlying Fund's expense ratio and will reduce any income the Underlying Fund otherwise would have available. An Underlying Fund's obligation to make interest or principal payments on borrowings may prevent the Underlying Fund from taking advantage of attractive investment opportunities.

FOREIGN INVESTMENTS. An Underlying Fund may invest in securities of non-U.S. companies, which are generally denominated in foreign currencies, and American Depository Receipts ("ADRs") traded on U. S. securities exchanges and representing interests in foreign securities. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U. S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information with respect to issuers of securities, less governmental supervision of foreign issuers of securities, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located. Individual foreign economies may differ favorably or unfavorably from the U. S. economy in growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions, and in other respects. Underlying Funds may invest in securities of foreign governments (or agencies or subdivisions thereof), and some or all of the foregoing considerations may apply to such investments as well.

The use of leverage by the Underlying Funds will not result in the treatment of distributions by the Fund to be "unrelated business taxable income" to Shareholders who may be affected by such treatment.

LIMITED LIQUIDITY. Each Fund and each Portfolio are closed-end investment companies designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited semi-annual repurchase offers. These repurchases will be made at such times and on such terms as may be determined by the Board of Trustees of the Trust (the "Board"), in its complete and exclusive discretion. The Investment Manager expects that it will not recommend to the Board that a Fund offer to repurchase Shares from Shareholders prior to March 31, 2004. Thereafter, the Investment Manager expects that generally it will recommend to the Board that each Fund offer to repurchase Shares from Shareholders beginning twice each year, effective March 31 and September 30. The Portfolio has a similar repurchase policy.

Each Fund will offer to purchase only a small portion of its Shares, and there is no guarantee that an investor will be able to sell all of the Shares that an investor desires to sell in any particular repurchase offer. If investors oversubscribe a repurchase offer, a Fund will repurchase only a PRO RATA portion of the Shares tendered by each investor. The potential for pro-ration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Each Fund's and each Portfolio's repurchase policies will have the effect of decreasing the size of each Fund over time from what it otherwise would have been. Therefore, it may force a Portfolio to liquidate its investments in Underlying Funds, which in turn may force the Underlying Funds to sell assets they otherwise would not sell. It also may reduce the investment opportunities available to the Underlying Funds and cause expense ratios to increase. In addition, because of the limited market for an Underlying Fund's investments in private securities, the Underlying Fund may be forced to sell its publicly traded securities to meet cash requirements for repurchases. This may have the effect of substantially increasing an Underlying Fund's ratio of illiquid investments to liquid investments for the remaining investors.

SECURITIES LENDING ARRANGEMENTS. An Underlying Fund may also lend securities to broker-dealers and other institutions as a means of earning additional income. If the borrower becomes insolvent or bankrupt, the Underlying Funds could experience delays and costs in recovering securities. To the extent that, in the meantime, the value of securities on loan declines, the Underlying Funds could experience further losses.

REPURCHASE AGREEMENTS. An Underlying Fund may also enter into repurchase agreements, where it buys a security and simultaneously agrees to sell it back later at a higher price, or in reverse repurchase agreements, by which the Underlying Fund sells a security and simultaneously agrees to buy it back later at a higher price. The repurchase date is usually within 7 days of the initiation of the agreement. If the other party to a repurchase or reverse repurchase agreement becomes insolvent or bankrupt, the Underlying Fund may experience delays and incur costs in recovering payment or the securities. To the extent that the value of the security purchased changes in the meantime, the Underlying Fund could experience further losses. Repurchase agreements to which the Underlying Fund is a party must be fully collateralized. Repurchase and reverse repurchase agreements can have effects similar to margin trading and other leveraging strategies.

OPTIONS. Stock options that may be purchased or sold by the Underlying Funds include options not traded on a securities exchange. Options not traded on an exchange or traded on a foreign exchange are not issued by The U.S. Options Clearing Corporation, therefore, the risk of nonperformance by the obligor on such an option may be greater and the ease with which the Underlying Funds can dispose of such an option may be less than in the case of an exchange traded option issued by The U.S. Options Clearing Corporation.

Options can be highly volatile investments and involve special risks. Successful investment strategies using options require the ability to predict future movements in securities prices, interest rates and other economic factors. An Underlying Fund's efforts to use options (even for hedging purposes) may not be successful and could result in a reduction in the Underlying Fund's total return.

The Underlying Funds may buy and sell options (including purchasing special expiration price options) to manage exposure to changing interest rates, security prices, currency exchange rates and precious metal prices. Some options strategies, including buying puts and writing calls, hedge the Underlying Fund's investments against price fluctuations. Other strategies, including writing puts and buying calls, tend to increase market exposure. Underlying Funds may invest in options based on any type of security, index or currency related to its investments, including options traded on foreign exchanges and options not traded on exchanges. Options can be volatile investments involving a high degree of risk. If an Underlying Fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options strategies may reduce its return. Options traded on foreign exchanges generally are not regulated by United States authorities and may offer less liquidity and less protection if the other party to the contract defaults. The Underlying Fund also could experience losses if the prices of option positions were to be poorly correlated with its other investments, or if it could not close its positions because of an illiquid secondary market.

Underlying Funds also may purchase put and call options on one or more baskets of securities of issuers in a particular industry or sector if it is believed that their value will increase or decrease generally as a group.

PORTFOLIO TURNOVER. The Underlying Funds should be expected to have higher portfolio turnover than many other investment funds. The brokerage commissions and other transaction costs incurred by the Underlying Funds will be generally higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See "Taxes" below.

RESTRICTED SECURITIES. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

OPERATING DEFICITS. It is anticipated that the Underlying Funds will trade securities actively and incur significant brokerage, custody and other transaction costs and expenses. These and other expenses of operating the Underlying Funds may exceed their income, thereby requiring that the difference be paid out of capital, reducing the Underlying Fund's investments and potential for profitability.

LIMITED OR NO DISTRIBUTIONS. It is expected that the Underlying Funds will not make substantial periodic distributions to investors and may not make any distributions at all. Instead, the Underlying Funds will generally reinvest substantially all income and gain. Cash that might otherwise be available for distribution is likely to be reduced by payment of obligations of the Underlying Funds and establishment of appropriate reserves. As a result, if an Underlying Fund is profitable, investors (including the Fund) in all likelihood will be credited with net income, and will incur the consequent income tax liability, even though investors may receive little or no distributions of cash to cover that liability.

PERFORMANCE FEES. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid. In addition, because performance fees are generally calculated based on unrealized as well as realized gains on securities positions, the amount of any performance fee ordinarily will be greater in any period than if it were based solely on realized gains.

FEES AND EXPENSES

Operating expenses of the Funds will be paid by the Funds, and therefore, indirectly by each Fund's Shareholders. The Investment Manager will incur annual operating expenses on behalf of each Fund which shall include, but not be limited to, the following expenses:

o the Fund's proportionate share of all costs and expenses directly related to portfolio transactions and positions for the Portfolio's account, including, but not limited to, brokerage commissions, research fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold short but not yet purchased, custodial fees, member servicing fees, margin fees, transfer taxes and premiums and taxes withheld on foreign dividends;

o all costs and expenses associated with the organization and registration of the Fund, certain offering costs and the costs of compliance with any applicable Federal or state laws;

o the costs and expenses of holding any meetings of any investors that are regularly scheduled, permitted or required to be held under the terms of the Trust's Declaration of Trust (the "Declaration of Trust") or other applicable law;

o fees and disbursements of any attorneys, accountants, auditors and other consultants and professionals engaged on behalf of the Fund;

o the fees of custodians and other persons providing administrative services to the Fund;

o the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund of the Investment Manager;

o all costs and expenses of preparing, setting in type, printing and distributing reports, repurchase notices, and other communications to investors;

o all expenses of computing the Fund's net asset value, including the Fund's proportionate share of the expenses of computing the Portfolio's net asset value and any equipment or services obtained for the purpose of valuing the Portfolio's investment portfolio, including appraisals and valuation services provided by third parties;

o all charges for equipment or services used for communications between the Fund and any custodian, or other agent engaged by the Fund; and

o such other types of expenses as may be approved from time to time by the Investment Manager.

Each Fund will reimburse the Investment Manager for any of the above expenses that it pays on behalf of the Fund. The Fund will also pay its proportional share of the Trust's organizational and offering expenses, which are estimated at $90,000.

SHARES OF THE FUNDS

Each Fund will issue up $100,000,000 in Shares at an initial net asset value of $5,000 per Share. The Board may, from time to time, in accordance with the Declaration of Trust, authorize the issue of additional Shares at the then existing net asset value or series and classes of Shares containing such terms and conditions, including conversion rights, sales, repurchase and other charges and terms of redemptions, as the Board may determine. Each

Fund's Shares participates ratably with all other outstanding Shares in the Fund's profits and losses and has the redemption rights described below.

No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

PLAN OF DISTRIBUTION

Each Fund is offering Shares to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. No Fund will commence operations until such time as $250,000 in the Fund's Shares have been purchased. Investors must subscribe for Shares in an amount that equals or exceeds $25,000. Additional subscriptions for Shares will be subject to a minimum investment amount of $10,000. The Board may waive any minimum investment amounts in its sole discretion.

The Initial Closing Date for each Fund is expected to be on or about April 1, 2003. Thereafter, additional closings for each Fund are expected to occur on the first business day of each month.

Turner Investment Distributors, Inc. (the "Placement Agent") acts as the distributor for each Fund's Shares on a best efforts basis, pursuant to the terms of a distribution agreement (the "Distribution Agreement") with the Trust dated November 1, 2002. The Placement Agent is a registered broker-dealer subsidiary of Turner Investment Partners, Inc. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Placement Agent, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 30 days' written notice by either party or upon assignment by the Placement Agent.

The Trust has adopted a Distribution and Shareholder Service Plan for Shares (the "Plan") under which firms, including the Placement Agent, that provide shareholder and distribution services may receive compensation therefore. Under the Plan, the Placement Agent may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Placement Agent. The Placement Agent may retain as profit any difference between the fee it receives and the amount it pays such third parties. Under the Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Placement Agent is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%), with respect to ACP Advantage Continuum Return Fund and ACP Advantage Strategic Opportunities Fund, or twenty-five basis points (0.25%), with respect to ACP Adviser Series Continuum Return Fund and ACP Adviser Series Strategic Opportunities Fund, of a Fund's average daily net assets attributable to Shares that are subject to the arrangement. These fees will be either (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Placement Agent's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. In addition, under the Plan each Fund pays a shareholder service fee to the Placement Agent at the annual rate of 0.25% of the outstanding Shares owned by its Shareholders. The Placement Agent will provide customary investor services, including responding to investor questions about the Portfolio and assisting the Portfolio in administering repurchases.

Pursuant to the Distribution Agreement, the Placement Agent will actively market the Shares. The Trust has agreed to indemnify and hold the Placement Agent harmless against, or contribute to losses arising out of, certain liabilities, including liabilities under the Securities Act, except for any liability to the Trust or its security holders to which the Placement Agent would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by its reckless disregard of its obligations and duties under its agreement with the Trust. In addition, the Trust has agreed to indemnify and hold harmless the Placement Agent and its directors, officers and control persons against any loss, liability, claim, damages, or expense arising by reason of any person acquiring Shares, based upon the ground that the registration statement, PPM, any reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Placement Agent or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Placement Agent.

INVESTOR QUALIFICATIONS. Shares of each Fund are offered only to investors who are "accredited investors." An accredited investor is an investor who meets one of the following standards:

      (i) Such investor, if a corporation, bank, trust, partnership or other entity, has total assets in excess of $5,000,000 and was not formed for the specific purpose of acquiring the Units (and in the case of a trust, the purchase of the Units is directed by a sophisticated person);

      (ii) Such investor is a private business development company as defined in
      Section 202(a)(22) of the Investment Advisers Act;

      (iii) Such investor is an organization described in section 501(c)(3) of the Code (i.e., tax-exempt organizations) that has total assets in excess of $5,000,000 and was not formed for the specific purpose of acquiring the Units;

      (iv) Such investor is a natural person whose individual net worth or joint net worth with that person's spouse, at the time of purchase, exceeds $1,000,000;

      (v) Such investor is a natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person's spouse in excess of $300,000 in each of those years and has a reasonable expectation of reaching the same income level in the current year; or

      (vi) Such investor is an entity in which all of the equity owners are "accredited investors" (e.g., a revocable grantor trust, partnership, corporation or other entity where each of the equity owners is an accredited investor).

In addition, all investors must have a net worth, either as individuals or collectively with their spouses, of more than $1,500,000 OR invest at least $750,000 in a Fund or with other accounts managed by the Investment Manager.

PAYMENT FOR SHARES. Payment for Shares ordinarily must be received in cash at the time the order is placed on the first business day of a calendar month. The Board, in its sole discretion, may permit a grace period to facilitate a transfer of funds by the investor.

INVESTMENTS BY TAX-QUALIFIED RETIREMENT PLANS. Shares are available for purchase in connection with certain types of tax-qualified retirement plans. Eligible investors may establish individual retirement accounts ("IRAs"); Employee Pensions ("SEPs"); other pension and profit sharing plans or 401(k) plans. The purchase of Shares may be limited by the plans' provisions.

Investors considering establishing a retirement plan or purchasing any Shares in connection with a retirement plan, should consult with their attorney or tax advisor with respect to plan requirements and tax aspects pertaining to the investor.

The illiquid nature of the Shares may affect the nature of distributions from tax sheltered retirement plans and may affect the ability of participants in such plans to rollover assets to other tax sheltered retirement plans.

An investment in a Fund by a tax-qualified retirement plan should not expose such investors to "unrelated taxable business income" unless the purchase or holding of such investor's shares is leveraged.

USE OF PROCEEDS

As described in each Fund's PPM, the Continuum Return Funds invest all of their assets in ACP Continuum Return Fund II, LLC under a master/feeder structure, and the Strategic Opportunities Funds invest all of their assets in ACP Strategic Opportunities Fund II, LLC under a master/feeder structure. Accordingly, each Fund will invest its net proceeds of the offering in a Portfolio. Pending investment by a Fund, the proceeds may be invested in high quality, short-term securities.

REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS

NO RIGHT OF REDEMPTION. No Shareholder or other person holding a Share or a portion of a Share acquired from a Shareholder will have the right to require the respective Fund to redeem that Share or portion thereof. There is no public market for Fund Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

REPURCHASES OF SHARES. The Board may, from time to time and in their sole discretion, determine to cause each Fund to repurchase Shares or portions thereof from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as they may determine. In determining whether a Fund should offer to repurchase Shares or portions thereof from Shareholders, the Board will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board that a Fund offer to repurchase Shares from Shareholders prior to March 31, 2004. Thereafter, the Investment Manager expects that generally it will recommend to the Board that each Fund offer to repurchase Shares from Shareholders beginning twice each year, effective March 31 and September 30. The Board will also consider the following factors, among others, in making this determination:

      o whether any Shareholders have requested to tender Shares or portions thereof to a Fund;

      o whether the relevant Portfolio imposes any limitations on a Fund's ability to redeem its Units;

      o the liquidity of each Fund's assets and the investment plans and working capital requirements of the Fund;

      o the relative economies of scale with respect to the size of each Fund;

      o     the history of each Fund in repurchasing Shares or portions thereof;

      o the availability of information as to the value of a Fund's interest in the Portfolio in which it invests, and the value of the Portfolio's interests in Underlying Funds;

      o     the economic condition of the securities markets; and

      o the anticipated tax consequences of any proposed repurchases of Shares or portions thereof.

Each Fund will repurchase Shares or portions thereof from Shareholders pursuant to written tenders on terms and conditions that the Board determine to be fair to the Fund and to all Shareholders or persons holding Shares acquired from Shareholders, or to one or more classes of Shareholders, as applicable. Only Shares held for at least twelve (12) months will be eligible for repurchase by a Fund. The value of a Shareholder's Share (or the portion thereof) that is being repurchased is equal to the value of the Share as of the Valuation Date (as defined below), after giving effect to all allocations that are made as of such date. When the Board determines that a Fund shall repurchase Shares or portions thereof, notice will be provided to Shareholders describing the terms thereof, containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders who are deciding whether to tender their Shares or portions thereof during the period that a repurchase offer is open may ascertain the approximate net asset value of their Shares by contacting the Investment Manager prior to the date upon which such Shareholder must decide whether to participate in the repurchase opportunity. Under the repurchase procedures described herein, Shareholders will have to decide whether to tender their Shares for repurchase without the benefit of having current information regarding the value of the Shares as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Shareholders must tender their Shares and the date they can expect to receive payment for their Shares from the Fund.

Repurchases of Shares or portions thereof from Shareholders by a Fund may be made in the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Funds do not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Funds or on Shareholders not tendering Shares for repurchase. Repurchases will be effective after receipt and acceptance by the Funds of all eligible written tenders of Shares or portions thereof from Shareholders. Any in-kind distribution of securities may consist of marketable or non-marketable securities (valued in accordance with the Declaration of Trust), which will be distributed to all tendering Shareholders on a PRO RATA basis. The Funds do not impose any charges in connection with repurchases of Shares or portion of Shares.

Due to liquidity restraints associated with each Portfolio's investments in Underlying Funds and the fact that a Fund may have to effect withdrawals from a Portfolio to pay for Shares being repurchased, each Fund presently expects to employ the following repurchase procedures:

1. Shareholders choosing to tender Shares (or portions thereof) for repurchase must do so by the date specified in the notice describing the terms of the offer (the "Expiration Date") which generally will be sixty
      (60) days before the date as of which Shares are to be repurchased. The Shares (or portions thereof) will be valued as of the date on which Shares are to be repurchased (the "Valuation Date"), which is generally expected to be either March 31 or September 30;

2. Promptly after the Expiration Date, the Fund will give to each Shareholder whose Shares (or portion thereof) have been accepted for repurchase a promissory note (the "Promissory Note") entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date, of the repurchased Share (or portion thereof). The determination of the value of Shares as of the Valuation Date is subject to adjustment based upon the results of the next annual audit of the Fund's financial statements.

3. The Promissory Note, which will be non-interest bearing and non-transferable, is expected to contain terms providing for payment at two separate times.

      The first payment (the "Initial Payment") will be in an amount equal to at least 90% of the estimated value of the repurchased Share (or portion thereof), determined as of the Valuation Date. The Initial Payment will be made as of the later of (a) within 30 days after the Valuation Date, or
      (b) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds.

      The second and final payment (the "Contingent Payment") is expected to be in an amount equal to the excess, if any, of (a) the value of the repurchased Shares (or portion thereof), determined as of the Valuation Date and based upon the results of the annual audit of the Fund's financial statements for the year in which the Valuation Date falls, over
      (b) the Initial Payment. It is anticipated that the annual audit of the Fund's financial statements will be completed within 60 days after the end of each fiscal year of the Fund and that the Contingent Payment will be made promptly after the completion of the audit.

4. Although the amounts required to be paid by the Fund under the Promissory Note will generally be paid in cash, the Fund may under certain limited circumstances noted above pay all or a portion of the amounts due by the in-kind distribution of marketable or non-marketable securities.

The foregoing procedures may be amended by the Board from time to time and will be effective upon notification to the Shareholders.

Repurchases of Shares by each Fund are subject to certain regulatory requirements imposed by SEC rules. The Funds believe that the repurchase procedures described above comply with these requirements. However, if modification of the Funds' repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

TRANSFERS OF SHARES. A Shareholder may transfer his Shares only (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency or dissolution of such Shareholder or (ii) with the written consent of the Board (which may be withheld in its sole discretion); provided, however, that the Board may not consent to any Transfer other than a Transfer (i) in which the tax basis of the Shares in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferor (e.g., certain transfers to affiliates, gifts and contributions to family partnerships), (ii) to members of the Shareholder's immediate family (brothers, sisters, spouse, parents and children), or (iii) a distribution from a qualified retirement plan or an individual retirement account.

MANAGEMENT OF THE FUNDS

The Board provides broad oversight over the affairs of each Fund. The day-to-day affairs of each Fund and each Portfolio are managed by the Investment Manager, subject to the ultimate supervision of and any policies established by the Board, and pursuant to the terms of the Declaration of Trust and the Investment Management Agreement.

BOARD OF TRUSTEES. The Board has overall responsibility for the management and supervision of the operations of the Funds. The Board of Directors of the Portfolio (the "Portfolio's Board of Directors") has overall responsibility for management and supervision of the operations of the Portfolios. The Trust and the Portfolios have the same Board members. The Board exercises the same powers, authority and responsibilities on behalf of the Funds as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Members of the Board are not required to contribute to the capital of the Trust or hold Shares in the Funds. A majority of the Board are not "interested persons" (as defined in the Investment Company Act) of the Trust (collectively, the "Independent Trustees") and perform the same functions for the Trust as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and brief biographical information regarding each Trustee is set forth below. Each Trustee who is deemed to be an "interested person" of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

-------------------------- ---------------------- -------------------- -------------------------- ---------------------
                                                  Term of Office and
Name, (Age) and Address    Position(s) Held       Length of Time       Principal Occupation(s)    Other Trusteeships
During the Past 5 Years    with Trust             Served               During Past 5 Years        Held by Trustee
-------------------------- ---------------------- -------------------- -------------------------- ---------------------
Robert Turner,* Age 46,    Trustee                N/A                  Chief Investment Officer   Turner Funds,
1205 Westlakes Drive,                                                  and Co-Chief Executive     Berwyn, PA; Alpha
Suite 100, Berwyn, PA                                                  Officer of Turner          Select Funds,
19312                                                                  Investment Partners, Inc.  Berwyn, PA; ACP
                                                                                                  Continuum Return
                                                                                                  Fund II, LLC,
                                                                                                  Berwyn, PA; ACP
                                                                                                  Strategic
                                                                                                  Opportunities Fund
                                                                                                  II, LLC; Westlakes
                                                                                                  Institutional
                                                                                                  Portfolio, Berwyn,
                                                                                                  PA; Episcopal
                                                                                                  Academy; Mercer,
                                                                                                  PA; and Bradley
                                                                                                  University,
                                                                                                  Peoria, IL.
-------------------------- ---------------------- -------------------- -------------------------- ---------------------
John Connors, Age 59,      Trustee                N/A                  Portfolio Manager,         ACP Continuum
467 Belrose Lane,                                                      Guyasuta Investment        Return Fund II,
Radnor, PA 19087                                                       Advisors; previously,      LLC, Berwyn, PA;
                                                                       Portfolio Manager,         ACP Strategic
                                                                       Delaware Investments.      Opportunities Fund
                                                                                                  II, LLC; Westlakes
                                                                                                  Institutional
                                                                                                  Portfolio, Berwyn,
                                                                                                  PA.
-------------------------- ---------------------- -------------------- -------------------------- ---------------------

* Mr. Turner is considered an "interested person" of the Trust as that term is defined in the Investment Company Act. Mr. Turner is the Chairman and Chief Investment Officer of Turner Investment Partners, Inc. ("Turner"). Mr. Turner also owns a majority interest in Turner. Turner owns a majority interest in Ascendant Capital Partners, LLC.

The Board has overall responsibility for the management and supervision of the operations of the Trust. The initial Trustees serving on the Board have been elected by the organizational shareholder of the Trust (who is affiliated with the Investment Manager). Any vacancy in the position of Trustee may be filled by the remaining Trustees, or, if required by the Investment Company Act, by vote of a plurality of the vote at a meeting of the Members at which a quorum of Members is present in person or by proxy.

The Trustees serve on the Board for terms of indefinite duration. A Trustee's position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity. A Trustee may resign upon 90 days' prior written notice to the other Trustees, and may be removed either by vote of two-thirds of the Trustees not subject to the removal vote or by vote of the Shareholders holding not less than two-thirds of the total number of votes eligible to be cast by all Shareholders. The Trustees will render assistance to Shareholders on the question of the removal of Trustees in the manner required by Section 16(c) of the Investment Company Act. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve as a Trustee, so long as immediately after such appointment at least two-thirds of the Trustees then serving would have been elected by the Shareholders. The Trustees may call a meeting of Shareholders to fill any vacancy in the position of a Trustee, and must do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving.

The Declaration of Trust provides that a Trustee's responsibilities shall terminate if the Trustee (i) dies; (ii) is adjudicated incompetent; (iii) voluntarily withdraws as a Trustee (upon not less than 90 days' prior written notice to the other Trustees); (iv) is removed; (v) is certified by a physician to be mentally or physically unable to perform his duties hereunder; (vi) is declared bankrupt by a court with appropriate jurisdiction or files a petition commencing a voluntary case under any bankruptcy law or make an assignment for the benefit of creditors; (vii) has a receiver appointed to administer his property or affairs; or (viii) otherwise ceases to be a Trustee of the Trust under law. A Trustee may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Trustees not subject to the removal vote or (b) the vote or written consent of Shareholders holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Shareholders.

The Declaration of Trust provides that a Trustee shall not be liable to the Trust or to any of its Shareholders for any loss or damage caused by any act or omission in the performance of his or her services under the Declaration of Trust, unless it is determined that such loss is due to an act or omission of the Trustee constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office. Trustees are also entitled to be indemnified to the fullest extent permitted by law against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which the Trustee may be or may have been involved as a party or otherwise, or with which the Trustee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee of the Fund or the past or present performance of services to the Fund by the Trustee, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by the Trustee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such the Trustee's office. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification under Federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The Audit Committee will meet periodically, as necessary.

FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Independent Trustee and various officers and representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee will meet periodically, as necessary.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating Committee will meet periodically, as necessary.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the Securities and Exchange Commission. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). As of the date of this SAI, the Trustees and officers of the Trust did not own any shares of the Funds.

--------------------- ------------------------------------ ------------------------------------------------------
        NAME              DOLLAR RANGE OF FUND SHARES       AGGREGATE DOLLAR RANGE OF SHARES IN ALL REGISTERED
                                                            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                                                                          OF INVESTMENT COMPANIES
--------------------- ------------------------------------ ------------------------------------------------------
   Robert Turner                      $0                                            $0
--------------------- ------------------------------------ ------------------------------------------------------
    John Connors                      $0                                            $0
--------------------- ------------------------------------ ------------------------------------------------------

COMPENSATION OF THE TRUSTEES.

---------------------------- -------------------- --------------------- --------------------- ---------------------
Name and Position with       Aggregate            Pension or            Total Compensation    Estimated Annual
Trust                        Compensation from    Retirement Benefits   from Trust and Fund   Benefits Upon
                             the Trust*           Accrued as Part of    Complex Paid to       Retirement
                                                  Trust Expenses        Trustees
---------------------------- -------------------- --------------------- --------------------- ---------------------
Robert Turner, Trustee               $0                   N/A                    $0                   N/A
---------------------------- -------------------- --------------------- --------------------- ---------------------
John Connors, Trustee              $5,500                 N/A                  $5,500                 N/A
---------------------------- -------------------- --------------------- --------------------- ---------------------

*     Estimated for the fiscal year ending December 31, 2003.

The Independent Trustees are each paid an annual retainer of $4,000 and per meeting fees of $500, or $250 in the case of telephonic meetings by the Trust. The other Trustees receive no annual or other fees from the Trust. All Trustees are reimbursed by the Trust for their reasonable out-of-pocket expenses. The Trustees do not receive any pension or retirement benefits from the Trust.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. None of the Officers receive compensation from the Trust for their services.

-------------------------- --------------------------- -------------------- --------------------------------------
Name, (Age) and Address    Position(s) Held with       Term of Office and   Principal Occupation(s) During Past
During the Past 5 Years    Trust                       Length of Time       5 Years
                                                       Served
-------------------------- --------------------------- -------------------- --------------------------------------
Stephen J. Kneeley         President                   N/A                  President & Co-Chief Executive
                                                                            Officer for Turner Investment
                                                                            Partners, Inc.
-------------------------- --------------------------- -------------------- --------------------------------------
John H. Grady, Jr.         Executive Vice President    N/A                  General Counsel and Chief Operating
                           and Chief Operating                              Officer of Turner Investment
                           Officer                                          Partners, Inc.; previously, Partner,
                                                                            Morgan, Lewis & Bockius LLP.
-------------------------- --------------------------- -------------------- --------------------------------------
Thomas R. Trala            Treasurer and Chief         N/A                  Treasurer and Chief Financial
                           Financial Officer                                Officer of Turner Investment
                                                                            Partners, Inc.
-------------------------- --------------------------- -------------------- --------------------------------------
Gary Shugrue               Vice President and Chief    N/A                  Chief Investment Officer of
                           Investment Officer                               Ascendant Capital Partners, LLC;
                                                                            previously, Chief Operating Officer
                                                                            for Double Agent, LLC; and General
-------------------------- --------------------------- -------------------- --------------------------------------

-------------------------- --------------------------- -------------------- --------------------------------------
                                                                            Partner of Argos Advisors.
-------------------------- --------------------------- -------------------- --------------------------------------
Diane Drake                Secretary and Vice          N/A                  Deputy Counsel of Turner Investment
                           President                                        Partners, Inc.; previously,
                                                                            Associate, Stradley, Ronon, Stevens
                                                                            & Young, LLP; Staff Attorney, Rodney
                                                                            Square Management Corporation.
-------------------------- --------------------------- -------------------- --------------------------------------
Brian Ferko                Vice President              N/A                  Product Manager/ Director of Mutual
                                                                            Fund Administration and Operations
                                                                            of Turner Investment Partners, Inc.;
                                                                            previously, Account Director, SEI
                                                                            Investments.
-------------------------- --------------------------- -------------------- --------------------------------------
John Canning               Vice President              N/A                  Subadvisory Institutional Service
                                                                            Product Manager, Turner Investment
                                                                            Partners, Inc.; previously, Transfer
                                                                            Agent Manager, Pilgrim Baxter and
                                                                            Associates; Portfolio Implementation
                                                                            Analyst, SEI Investments
-------------------------- --------------------------- -------------------- --------------------------------------
Rami Livelsberger          Vice President and          N/A                  Legal Assistant, Turner Investment
                           Assistant Secretary                              Partners, Inc.; previously, Legal
                                                                            Assistant, Morgan, Lewis & Bockius
                                                                            LLP; Temporary Employee, Kelly
                                                                            Services; Temporary Employee,
                                                                            McCallion.
-------------------------- --------------------------- -------------------- --------------------------------------

INVESTMENT MANAGER. Ascendant Capital Partners, LLC serves as Investment Manager to the Funds and also serves as Investment Manager to the Portfolios. The Investment Manager is responsible for formulating a continuing investment program for each Fund. The Trust has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"). The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). Turner and its affiliates provide a wide range of investment advisory services to individual and institutional clients, including investment companies registered under the Investment Company Act. The principal business address of the Investment Manager is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. As of December 31, 2002, the Investment Manager and its affiliates, including Turner, managed assets of approximately $8 billion.

Gary Shugrue, who has over twenty years investment experience, serves as Chief Investment Officer of the Investment Manager and is primarily responsible for managing each Fund's assets. Prior to founding the Investment Manager, Mr. Shugrue served as the Chief Operating Officer for Double Agent, LLC, from September 2000 until August, 2001. Previously, he was

General Partner of Argos Advisors, the manager of a family of hedge funds, from June 1988 until September 2000. During his tenure at Argos Advisors, Mr. Shugrue was primarily responsible for operations, investment strategy and marketing for the firm. Mr. Shugrue received his B.S. degree in Accounting from Villanova University, and his MBA from the University of Pennsylvania - Wharton School.

MANAGEMENT FEE. The Funds will not pay a Management Fee to the Investment Manager directly, but each Fund's Shareholders bear an indirect share of the Management Fee applicable to the Portfolio in which it invests.

      1. ACP CONTINUUM RETURN FUND II, LLC. Pursuant to its Investment Management Agreement with the ACP Continuum Return Fund II, LLC, the Investment Manager is entitled to receive an annual management fee (the "Management Fee") equal to 1.25% of this Portfolio's net assets, and the Management Fee is subject to an adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the ACP Continuum Return Fund II, LLC's rolling twelve month return. Specifically, after the first twelve months of operation, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee will be calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment will be determined in accordance with the following scale:

RETURN FOR PRIOR  12-         MANAGEMENT FEE       NET MANAGEMENT FEE+
MONTH PERIOD+                 ADJUSTMENT+

Less than 6.00%               - 0.50%              0.75%

6.00% to 12.00%               -----                1.25%

Greater than 12.00%           0.50%                1.75%

+ Annualized

For example, if the annual return of the Portfolio is 15% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 1.75% of the Portfolio's net assets.

      2. ACP STRATEGIC OPPORTUNITIES FUND II, LLC. Pursuant to its Investment Management Agreement with the ACP Strategic Opportunities Fund II, LLC, the Investment Manager is entitled to receive an annual Management Fee equal to 1.50% of this Portfolio's net assets, and the Management Fee is subject to a Management Fee Adjustment after the first twelve months of operation based on the ACP Strategic Opportunities Fund II, LLC's rolling twelve month return. Specifically, after the first twelve months of operation, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Portfolio's annual return for the preceding twelve-month period. The Investment Manager's fee will be calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment will be determined in accordance with the following scale:

RETURN FOR PRIOR              MANAGEMENT FEE
12-MONTH PERIOD+              ADJUSTMENT+              NET MANAGEMENT FEE+

Less than 6.00%               - 0.50%                  1.00%

6.00% to 25.00%               -----                    1.50%

Greater than 25.00%           0.50%                    2.00%

+ Annualized

For example, if the annual return of the ACP Strategic Opportunity Fund II, LLC is 30% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 2.00% of the Portfolio's net assets.

For purposes of determining the Management Fee for each Portfolio, net assets will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The Management Fee presents risks that are not present in investment funds that do not make allocations based on the performance of such funds. The overall fees payable by the Shareholders, including their proportionate share of a Portfolio's Management Fees, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The continuance of the Investment Management Agreement must be specifically approved at least annually
(i) by the vote of the Trustees or by a vote of the Shareholders of the Trust and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board will call and hold a meeting to decide whether to renew the Investment Management Agreement for the upcoming year. In preparation for the meeting, the Board will request and review a wide variety of information from the Investment Manager. The Trustees will use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Investment Management Agreement for another year.

Before approving the Investment Management Agreement, the Board requested and received written materials from the Investment Manager about: (a) the quality of the Investment Manager's services; (b) the Investment Manager's personnel; (c) the Investment Manager's operations and financial condition; and (d) each Fund's overall fees and operating expenses compared with similar mutual funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Management Agreement are fair and reasonable; (b) concluded that the Investment Manager's fees are reasonable in light of the services that the Investment Manager will provide to each Fund; and (c) agreed to adopt the Investment Management Agreement.

CODE OF ETHICS

The Trust, the Investment Manager and the Placement Agent each have adopted codes of ethics under Rule 17j-1 of the Investment Company Act that applies to their activities. The codes of ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The code is available on the EDGAR database on the SEC's web site at http.//www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

BROKERAGE PRACTICES OF THE PORTFOLIO

The Funds do not expect to buy and sell securities, except for interests in the respective Portfolios. The Investment Manager seeks to execute each transaction in Underlying Funds at a net price that provides the most favorable cost for each Portfolio. It is anticipated that most transactions in Underlying Fund interests on behalf of a Portfolio will be conducted on a private placement basis and may be subject to commissions or placement agent fees payable to one or more broker. In this regard, the Investment Manager will generally be unable to seek competitive fees payable in such transactions.

The investment decisions for the Funds and the Portfolios are made independently from those for other accounts managed by the Investment Manager. The Investment Manager and its affiliates have other clients and other accounts with investment objectives similar to those of the Funds and the Portfolios. The Investment Manager and its affiliates are permitted to make an investment decision on behalf of the Funds and the Portfolios that differ from decisions made for, or advice given to, such other accounts and clients even though the investment objectives may be the same or similar, provided that the Investment Manager or its affiliates act in good faith and follow a policy of allocating over a period of time investment opportunities to the Funds and the Portfolios on a basis intended to be fair and equitable relative to such other accounts and clients, taking into consideration the investment policies and investment restrictions to which such other accounts and clients and the Funds and the Portfolios are subject. Neither the Investment Manager nor its affiliates are obligated to treat the Funds or the Portfolios more favorably than accounts and clients.

The Investment Manager may retain the services of consultants and sub-advisers, which may be affiliates, when the Investment Manager determines it to be appropriate.

VOTING

Each Shareholder has the right to cast a number of votes based on the value of the Shareholder's shares at a meeting of Shareholders called by the Board of Trustees or by Shareholders holding 25% or more of the total number of votes eligible to be cast. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would normally be entitled to vote, including election of Trustees, approval of the Investment Management Agreement, and approval of the

Trust's auditors, and on certain other matters. Except for the exercise of their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Trust's business, and may not act for or bind the Trust.

TAXES

The following U.S. federal income tax discussion is based on provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations, rulings published by the IRS and other applicable authority as of the date of this SAI. These authorities are subject to change by legislative or administrative action. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund. There may be other tax considerations applicable to particular investors, and therefore investors should consult with their own tax advisers about the tax consequences of an investment in a Fund in light of each investor's particular tax situation. In addition, income earned through an investment in the Fund may be subject to state, local, or foreign taxes.

TAXATION OF THE FUNDS. Each Fund intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Code. To qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

      (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

      (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year (the "Distribution Test"); and

      (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Diversification Test").

If a Fund qualifies as a regulated investment company under the Code, the Fund will not pay any federal income tax on the income and gains it distributes in a timely manner to Shareholders. As described in Part A of this Registration Statement, the Fund expects to purchase U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund's total assets will meet the Diversification Test, and then sell such U.S. Government securities promptly following the end of each such fiscal quarter.

If a Fund failed to qualify as a regulated investment company under the Code in any taxable year (for example, by failing to satisfy either the Distribution Test or the Diversification Test), the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

A Fund may retain its net capital gain for investment. However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its Shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a Shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the Shareholder's gross income and the tax deemed paid by the Shareholder under clause (ii) of the preceding sentence. The Fund intends to distribute at least annually to its Shareholders all or substantially all of its investment company taxable income and net capital gain.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. A dividend paid to Shareholders in January of a year will be treated as paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of that preceding year. The Funds intend generally, but may not always be able, to make distributions sufficient to avoid imposition of the 4% excise tax. A Fund may not be able to avoid the excise tax if one or more of the Underlying Funds fails to provide timely information to the Portfolio in which the Fund invests and in turn the Portfolio is unable to provide such information to the Fund for the Fund to determine the amount of distributions necessary to avoid the excise tax. Further, the IRS has publicly ruled that notwithstanding the general rule that the taxable income of a partner in a partnership is based on the partner's distributive share of partnership items of income, gain, loss, and deduction for any partnership taxable year that ends within or with the partner's taxable year, a regulated investment company that is a partner in a partnership must generally determine its required distribution under the excise tax provisions of the Code by taking into account its share of partnership items at the time it would have taken them into account if it directly held the partnership assets underlying the share. As a result, if the Fund's taxable year is different than the taxable year of the Portfolio or one or more of the Underlying Funds in which the Portfolio invests, the Fund may be treated as having income that must be distributed to avoid the excise tax, but may not be treated as having enough income to make distributions in the amount necessary to avoid incurring the excise tax. Tax years of entities taxable as partnerships, such as the Portfolio and the Underlying Funds, may change under complex rules under the Code which depend, in part, on the tax years of the members or partners of such entities (the composition of which may change over time).

FUND DISTRIBUTIONS. Distributions from the Funds will be taxable to Shareholders as ordinary income to the extent derived from investment income and net short-term capital gains. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held for more than one year by a Fund over net losses from the sale of capital assets held for not more than one year by the Fund) will be taxable to Shareholders as such, regardless of how long a Shareholder has held the Shares. Distributions by a Fund to a Shareholder who qualifies for tax-exempt status under Federal income tax rules will not be taxable. Special tax rules apply to investments by such a Shareholder. Such a Shareholder should consult its tax adviser to determine the suitability of an investment in the Funds and the tax treatment of distributions from the Funds.

Dividend and capital gains distributions will be taxable as described above whether received in cash or reinvested in additional Shares. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. A Shareholder whose distributions are reinvested in Shares will be treated as having received a dividend equal to the fair market value of the new Shares issued to the Shareholder, or the amount of cash allocated to the Shareholder for the purchase of Shares on its behalf.

As required by federal law, detailed federal tax information reporting, including the amount and nature of ordinary income distributions and distributions of net capital gains, will be furnished to each Shareholder for each calendar year on or before January 31 of the succeeding year.

An investment in a Fund may in some circumstances result in liability for federal alternative minimum tax for Shareholders.

RETURN OF CAPITAL DISTRIBUTIONS. If a Fund makes a distribution to a Shareholder in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such Shareholder's tax basis in his or her Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the Shareholder of his or her Shares.

Dividends and distributions on the Shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's NAV also reflects unrealized losses. Distributions are taxable to a Shareholder even if they are paid from income or gains earned by a Fund prior to the Shareholder's investment (and thus included in the price paid by the Shareholders).

CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers.

TREATMENT OF CERTAIN EXPENSES. If a Fund has fewer than 500 persons at any time during a calendar year, for federal income tax purposes, individuals and certain trusts or estates that hold shares in the Fund (directly or through a partnership, S corporation or grantor trust) will be treated as receiving an additional dividend equal to their share of certain Fund expenses that are treated as "miscellaneous itemized deductions" for federal income tax purposes (including, for example, custodian fees) and as having paid such expenses themselves. For this purpose, such expenses generally would equal the excess of the total expenses deductible for purposes of determining the Fund's investment company taxable income over the sum of expenses relating to the organization and administration of the Fund and the Fund's net operating loss (determined without regard to the dividends-paid deduction and net capital gains), if any. Because Shareholders treated as receiving any additional dividend and as having paid such expenses may deduct such expenses in a taxable year only to the extent that their respective aggregate miscellaneous itemized deductions for the year exceed 2% of their respective adjusted gross income for the year, all or a portion of the above expenses may not be deductible for certain Shareholders in certain taxable years.

SALE OR REPURCHASE OF SHARES. The sale or repurchase of Shares may give rise to a gain or loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, pursuant to recently enacted tax legislation short-term capital gains and ordinary income will be taxed at a maximum rate of 38.6% for tax years beginning in 2002 (which such maximum rate shall be reduced to 35% over a five-year phase-in period and shall be 39.6% for tax years beginning after December 31, 2010 unless Congress provides otherwise) while long-term capital gains will generally be taxed at a maximum rate of 20%. Because of certain limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective rate of tax may be higher in certain circumstances. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less but not disallowed as provided in the following sentence will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the Shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if other Shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

From time to time a Fund may offer to repurchase Shares. A tendering Shareholder who tenders all Shares held, or considered under certain attribution rules of the Code to be held, by such Shareholder will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, such Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In such a case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if a Fund redeems some but not all of the Shares held by a Shareholder and such Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that a Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

HEDGING TRANSACTIONS. If the Underlying Funds engage in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, a Fund will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the securities that the Fund holds through an Underlying Fund, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Funds.

Certain of the Funds' hedging activities (e.g., through an Underlying Fund) are likely to produce a difference between its book income and the sum of its net tax-exempt and taxable income. If a Fund's book income exceeds the sum of its net tax-exempt and taxable income, the distribution (if any) of such excess will be treated as (i) a taxable dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income is less than the sum of its net tax-exempt and taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. Investments by a Fund, a Portfolio or any Underlying Fund in which it invests in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may make such distributions from its cash assets, by entering into a line of credit or by liquidating its investments. A Fund may realize gains or losses from such liquidations. To the extent that a Fund realizes net capital gains from such transactions, its Shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

FOREIGN CURRENCY TRANSACTIONS. Transactions by any Underlying Fund in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN TAXATION. Income received by the Underlying Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

PASSIVE FOREIGN INVESTMENT COMPANIES. Investments by the Underlying Funds in an entity which is a "passive foreign investment company" (a "PFIC") could subject the Portfolio, and indirectly the Fund, to a U.S. federal income tax (including interest charges) on distributions received from the PFIC (directly or through the Underlying Fund), which tax cannot be eliminated by making distributions to Fund Shareholders. If a Fund invests in a PFIC through an Underlying Fund that is not a U.S. person within the meaning of the Code, certain election may be made to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Underlying Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Underlying Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Underlying Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount ultimately required to be distributed for the Fund to avoid taxation. If an Underlying Fund makes these elections, it may result in the Fund having to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

NON-U.S. SHAREHOLDERS. Under U.S. federal tax law, dividends other than capital gains dividends paid on Shares beneficially held by a person who is a "foreign person" within the meaning of the Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. Dividends are subject to withholding even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. If a beneficial holder who is a foreign person has a permanent establishment in the United States, and the Shares held by such beneficial holder are effectively connected with such permanent establishment, and in addition, the dividends are effectively connected with the conduct by the beneficial holder of trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under U.S. federal tax law, a beneficial holder of Shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such Shares unless
(i) the Shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

A beneficial holder of Shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of Share sales, repurchases or redemptions made by, any individual Shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules generally become effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the application of these new regulations to their respective investment in the Fund.

ERISA CONSIDERATIONS

PRUDENCE AND DIVERSIFICATION. Before authorizing an investment in Shares of a Fund, fiduciaries of a pension, profit sharing or other employee benefit plan subject to the Employee Income Security Act of 1974, as amended, ("ERISA Plans") should consider (i) whether the investment in such Shares satisfies the prudence and diversification requirements of Section 404 of ERISA, and (ii) whether such fiduciaries have authority to acquire such Shares under the plan's investment policies and appropriate governing instruments (including Title I of ERISA). If a fiduciary of an ERISA Plan breaches its responsibilities in selecting an investment or an investment course of action for such ERISA Plan, the fiduciary may be held personally liable for losses incurred by the ERISA Plan as a result of such breach. Accordingly, the Investment Manager requires all ERISA Plans proposing to invest in a Fund to represent, among other things, that: (i) it, and any fiduciaries responsible for the Plan's investments are aware and understand the Fund's investment objective, policies and strategies; (ii) the decision to invest assets of the ERISA Plan in the Fund was made with appropriate consideration of relevant investment factors with regard to the ERISA Plan; and (iii) the fiduciary making the investment decision on behalf of the ERISA Plan met its fiduciary duties and obligations as imposed by ERISA in making the decision to invest assets of the ERISA Plan in the Fund.

Also, fiduciaries of an individual retirement account ("IRA"), a Keogh plan or other "plan" described in Section 4975(e)(1) of the Code that is not otherwise subject to Title I of ERISA (collectively "Tax-Qualified Plans"), should consider that a Tax-Qualified Plan may only make investments that are authorized by the appropriate governing instruments.

Because the Trust is registered as an investment company under the Investment Company Act, the underlying assets of each Fund should not be considered to be "plan assets" of any Plan investing in a Fund for purposes of the fiduciary rules under ERISA and the prohibited transaction rules under ERISA and the Code. Thus, neither the Investment Manager nor any of its affiliates will be fiduciaries with respect to any ERISA Plans or Tax-Qualified Plans (collectively, "Plans") investing in a Fund based solely on the Investment Manager's investment management of the Fund's assets.

DECISION TO INVEST IN SHARES. Certain prospective Plan investors may currently maintain relationships (I.E., investment management, investment advisory or other services) with the Investment Manager (or an affiliate thereof). Each such affiliated person may be deemed to be a party in interest (or disqualified person) and/or a fiduciary with respect to such prospective Plan investor. Generally, ERISA prohibits (and the Code penalizes) the use of Plan assets for the benefit of a party in interest (or disqualified person) and also prohibits (or penalizes) a Plan fiduciary for using its position to cause a Plan to make an investment from which the fiduciary or a third party in which the fiduciary has an interest would receive a fee or other consideration. Accordingly, fiduciaries of Plans will be required to represent that the decision to invest in a Fund was made by a fiduciary independent of such affiliated persons, that such fiduciaries are duly authorized to make such investment decisions and that they have not relied upon any individualized advice or recommendation of such affiliated persons as a primary basis for the decision to invest in the Fund.

In short, it is the responsibility of any fiduciary or other person with investment responsibilities over the assets of a Plan considering an investment in the Shares of a Fund to see that the above factors have been carefully considered before making an investment. Moreover, because the provisions of ERISA and the related provisions of the Code are highly technical and subject to extensive and varying administrative and judicial interpretation and review, Plan fiduciaries considering an investment in a Fund should consult with their own counsel and advisors regarding the impact of ERISA and the related provisions of the Code.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series and shares of each series. Each share of a series represents an equal proportionate interest in that series with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the series. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the administrator for each Portfolio and the Trust. It provides general management related services, including those relating to valuation of each Portfolio's and each Fund's assets. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT. PFPC Trust Company (the "Custodian"), a limited purpose trust company incorporated under the laws of Delaware, serves as the primary custodian of each Portfolio's and each Fund's assets, and may maintain custody of each Portfolio's and each Fund's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Portfolios and the Funds are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808.

AUDITORS AND LEGAL COUNSEL.

Ernst & Young LLP serves as the independent auditors of the Trust. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

Morgan, Lewis & Bockius LLP acts as legal counsel to the Trust. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

FISCAL YEAR

FISCAL YEAR. The Trust's fiscal year ends on December 31st.

                                 ACP FUNDS TRUST

                            PART C: OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.


         1        FINANCIAL STATEMENTS:

                  As Registrant has no assets, financial statements are omitted.

         2         EXHIBITS



       ITEM NUMBER         EXHIBITS
       -----------         --------
       a.                  Charter                              (1)  Certificate of Trust as filed with the State of
                                                                      Delaware on November 1, 2002 is filed herewith.

                                                                (2)   Agreement and Declaration of Trust of ACP Funds
                                                                      Trust dated October 31, 2002 is filed herewith.

       b.                  By-laws                               By-Laws of ACP Funds Trust are filed herewith.

       c.                  Any Voting Trust Agreement            Not Applicable.

       d.                  All Instruments Defining Rights of    See Item 24(a)(2).
                           Securities' Holders

       e.                  Dividend Reinvestment Plan            Not Applicable.

       f.                  Constituent Instruments               Not Applicable.
                           Defining the Rights of the
                           Holders of Long-Term Debt

       g.                  Investment Advisory Contracts
                                                                 Investment Management Agreement dated November 1, 2002 is filed herewith.

       h.                  Underwriting or Distribution         (1)   Placement Agent Agreement dated October 31, 2002
                           Contract                                   is filed herewith.

                                                                (2)   Form of Sub-Placement Agent Agreement is filed herewith.

                                                                (3)   Distribution and Shareholder Services Plan dated
                                                                      November 1, 2002 is filed herewith.


                                       1





       ITEM NUMBER         EXHIBITS
       ------------        ----------


       i.                  Bonus, Profit Sharing, Pension or     Not Applicable.
                           Other Similar Contracts

       j.                  Custodian Agreements and             (1)  Form of Custodian Services Agreement is filed
                           Depositary Contracts                      herewith.

                                                                (2)  Form of Escrow Agreement is filed herewith.

       k.                  All other Material Contracts         (1)  Form of Administration and Accounting Services
                                                                     Agreement is filed herewith.

                                                                (2)  Form of Transfer Agency Services Agreement is filed
                                                                     herewith.

       l.                  Opinion and Consent of Counsel        Not Applicable.

       m.                  Consent to Service of Process         Not Applicable.

       n.                  Copies of Any Other Opinions          Not Applicable.

       o.                  Omitted Financial Statements          Not Applicable.

       p.                  Initial Capital Agreements            Form of Subscription Agreement is filed herewith.

       q.                  Retirement Plan                       Not Applicable.

       r.                  Code of Ethics                       (1) ACP Funds Trust Code of Ethics dated October 11, 2002
                                                                    is filed herewith.

                                                                (2) Turner Alternative Investments, LLC d/b/a Ascendant
                                                                    Capital Partners, LLC Personal Trading Policy/Code
                                                                    of Ethics dated January 31, 2002 is filed herewith.

                                                                (3) Turner Investment Distributors, Inc. Personal
                                                                    Trading Policy/Code of Ethics dated December 1,
                                                                    2001 is filed herewith.




                                       2




ITEM 25.  MARKETING ARRANGEMENTS.

Not Applicable.



ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:



      Registration Fees                              $10,000
      Federal Taxes                                  N/A
      State Taxes and Fees                           N/A
      Board Fees                                     $2,500
      Transfer Agent Fees                            $4,000
      Cost of Printing                               $3,500
      Legal Fees and Expenses                        $65,000
      Accounting Fees and Expenses                   $5,000
      Miscellaneous                                  N/A
      Total                                          $90,000


ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

After completion of the private offering of Interests, Registrant expects that no person will be directly or indirectly under common control with Registrant, except that the Registrant may be deemed to be controlled by Ascendant Capital
Partners, LLC (the "Investment Manager"), the investment manager to the Registrant. Information regarding the Investment Manager is set forth in its Form ADV, as filed with the U.S. Securities and Exchange Commission (the "SEC")
(SEC File No. 801-60843).



ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.

Not Applicable.



ITEM 29.  INDEMNIFICATION.

Article VII of the Registrant's Agreement and Declaration of Trust filed as Exhibit A1 to this Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 (the
"1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


                                       3





ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:



ADVISERS

Turner Alternative Investments, LLC d/b/a Ascendant Capital Partners, LLC

Turner Alternative Investments, LLC d/b/a Ascendant Capital Partners, LLC
("Ascendant") is the Investment Manager for the ACP Funds Trust. Ascendant is a
Delaware limited liability company whose principal address is at 1205 Westlakes
Drive, Suite 100, Berwyn, PA 19312. Ascendant is an SEC registered investment adviser.

One of Ascendant's members, Turner Investment Partners, Inc. ("Turner"), is an investment adviser registered under the Investment Advisers Act of 1940. Turner acts as investment adviser for certain open-end management investment companies including the following: Turner Disciplined Large Cap Growth Fund, Turner Large
Cap Growth Opportunities Fund, Turner Midcap Growth Fund, Turner Small Cap
Growth Fund, Turner Micro Cap Growth Fund, Turner Large Cap Value Fund, Turner
Core Value Fund, Turner Small Cap Value Fund, Turner Small Cap Value
Opportunities Fund, Turner Small Cap Equity Fund, Turner Technology Fund, Turner
Concentrated Growth Fund, Turner New Enterprise Fund, Turner Financial Services
Fund, Turner Healthcare & Biotechnology Fund, Turner Tax Managed U.S. Equity
Fund, Turner Strategic Value and High Income Fund, Turner Core Fixed Income
Fund, Turner Total Return Fixed Income Fund, Turner High Yield Fund, Turner
Ultra Short Duration Fixed Income Fund and Turner Short Duration Fixed Income
Fund. Turner's principal address is 1205 Westlakes Drive, Suite 100, Berwyn, PA
19312.



                                                                                    POSITION WITH OTHER
NAME AND POSITION WITH COMPANY            OTHER COMPANY                                 COMPANY

John H. Grady, Jr.               Turner Investment Partners, Inc.              Chief Operating Officer, General
Chairman, Chief Operating        Berwyn, PA                                    Counsel, and Secretary
Officer and Managing Member

                                 Turner Investment Distributors, Inc.          President and Chief Compliance
                                 Berwyn, PA                                    Officer

Thomas R. Trala                  Turner Investment Partners, Inc.              Chief Financial Officer and
Chief Financial Officer and      Berwyn, PA                                    Treasurer
Managing Member

                                 Turner Investment Distributors, Inc.          Chief Financial Officer and
                                 Berwyn, PA                                    Treasurer

Gary E. Shugrue                  None                                          None
President, Chief Investment
Officer, and Managing Member

Robert E. Turner                 Turner Investment Partners, Inc.              Chairman and Chief Investment
Member                           Berwyn, PA                                    Officer - Growth Equities

                                 Turner Investment Distributors, Inc.          Director
                                 Berwyn, PA

                                 Turner Funds                                  Trustee
                                 Berwyn, PA

                                 Alpha Select Funds                            Trustee
                                 Berwyn, PA

                                 Westlakes Institutional Portfolios            Trustee
                                 Berwyn, PA

                                 Episcopal Academy                             Trustee
                                 Merion, PA

                                 Bradley University                            Trustee
                                 Peoria, IL


ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.



         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  PFPC Trust Company
                  400 Bellevue Parkway
                  Wilmington, DE  19808

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator and Sub-Administrator:

                  PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, DE  19808

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Investment Manager:

                  Ascendant Capital Partners, LLC
                  1205 Westlakes Drive, Suite 100
                  Berwyn, PA  19312


ITEM 32.  MANAGEMENT SERVICE.

         Not Applicable.



ITEM 33.  UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, and the Commonwealth of Pennsylvania, on the 21st day of March 2003.

                                            ACP FUNDS TRUST

                                           By: /s/ Robert E. Turner
                                           ------------------------
                                           Name:   Robert E. Turner
                                                   Trustee




Pursuant to the requirements of the Investment Company Act of 1940, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Robert E. Turner                        Trustee               March 21, 2003
---------------------------
ROBERT E. TURNER

                                  EXHIBIT INDEX



Exhibit                                                     Exhibit Number
--------                                                    --------------
Certificate of Trust                                        EX-99.A1
Agreement and Declaration of Trust                          EX-99.A2
By-Laws                                                     Ex-99.B
Investment Management Agreement                             EX-99.G
Placement Agent Agreement                                   EX-99.H1
Form of Sub-Placement Agent Agreement                       EX-99.H2
Distribution and Shareholder Services Plan                  EX-99.H3
Form of Custodian Services Agreement                        EX-99.J1
Form of Escrow Agreement                                    EX-99.J2
Form of Administration and Accounting Services Agreement    EX-99.K1
Form of Transfer Agency Services Agreement                  EX-99.K2
Form of Subscription Agreement                              EX-99.P
ACP Funds Trust Code of Ethics                              EX-99.R1
Turner Alternative Investments, LLC d/b/a Ascendant
Capital Partners, LLC Personal Trading Policy/Code of
Ethics                                                      EX-99.R2
Turner Investment Distributors, Inc. Personal Trading
Policy/Code of Ethics                                       EX-99.R3